UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■	Wells Fargo Advantage VT Core Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds
Asia Pacific Fund	Growth Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 Fund SM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Core Equity Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Core Equity Fund for the six-month period that ended June 30, 2011. The equity market finished the first half of 2011 on track to deliver a double-digit gain for the full year. However, this solid performance belies the uneven path that the market followed as investors faced a variety of global and domestic challenges during the period—particularly in the second quarter when market volatility and uncertainty were dominant themes.

As always, we believe that most investors can benefit from building and maintaining a sound, well-diversified investment strategy—no matter what the future holds. Over the long term, such a strategy may enable you to balance risks and opportunities as you pursue your personal financial goals in a dynamic market environment.

The economic recovery continued but lost some momentum.

While the economic recovery continued throughout the period, growth remained decidedly subpar compared with most previous recovery cycles. U.S. gross domestic product (GDP) was estimated to have grown at an annualized rate of only 1.3% during the second quarter of 2011, while the initial estimate of first-quarter GDP growth was revised sharply downward from 1.9% to 0.4%.

In the early months of 2011, a string of upbeat economic data led to widespread optimism regarding the strength of the recovery. As we entered spring, however, it became increasingly apparent that the economy had entered a soft patch, casting renewed doubts on the sustainability of the recovery. Although there have been indications that the U.S. economy could move towards a more sustainable recovery, the path has remained uneven at times over the past six months. Considering ongoing economic uncertainties and sovereign debt concerns facing the U.S and many areas of the euro zone, consensus among economists is that the economy will likely continue to experience sub-par growth during the second half of 2011.

Persistent weakness in the labor and housing markets slowed growth.

As has often been the case in recent years, the beleaguered labor and housing markets exerted a powerful drag on economic growth. Both showed signs of stabilization in late 2010 and early 2011, only to falter in the ensuing months.

Although the private sector has been adding jobs, the pace of hiring has not been nearly brisk enough to produce a sustained drop in the unemployment rate, which edged up to 9.2% in June. Housing has arguably been even more troublesome, with sluggish home sales and housing starts at one point pushing prices down to levels not seen since 2002. Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

With inflation low, the Federal Reserve sought to stimulate the economy.

Elevated food and gasoline prices were another ongoing source of concern, stirring fears of broader inflation. While those prices retreated somewhat in the second quarter, they continued to pose a threat to consumer spending as the period drew to a close.

Yet, so-called “core” inflation, which excludes volatile food and energy prices, has remained fairly mild in the absence of meaningful wage growth. Consequently, the Federal Reserve (Fed) reiterated in its June 2011 statement that it intends to keep short-term interest rates at exceptionally low levels for an extended period in an effort to foster a more robust economic recovery. Meanwhile, the Fed completed its second round of quantitative easing (QE2)—a $600 billion Treasury purchase program—as scheduled on June 30.

Letter to Shareholders	Wells Fargo Advantage VT Core Equity Fund	3

The equity market demonstrated resilience against a challenging backdrop.

By putting downward pressure on Treasury yields, QE2 helped fuel the equity market’s advance over the past two years. Better-than-expected corporate earnings have also played a key role in driving stock prices higher—a trend that was once again evident in the results that companies reported in January and April 2011. Despite the natural disasters in Japan and the geopolitical turmoil in the Middle East and North Africa, the markets staged a strong rally through the first four months of the year.

In May and June of 2011, however, the market reversed course for six straight weeks amid mounting anxiety over disappointing economic data. A number of other issues also worried investors, including severe weather, wrangling over the federal budget deficit, Europe’s sovereign debt crisis, and the prospect of declining growth in China. Yet, a late-June surge pared the market’s losses, allowing the S&P 500 Index1 to record a slightly positive total return for the second quarter.

For the full six-month period, the S&P 500 Index gained 6.0% on a total-return basis; the Russell 2000® Index2 of small-cap stocks returned 6.2%; and the MSCI EAFE Index3 of international stocks was up 5.0%.

Recent events have not altered our message to our shareholders.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility. This impressive rebound from a downturn of historic proportions underscores the importance of adhering to a long-term investment strategy through changing market conditions. By staying focused on the long term, you may be better positioned to both navigate falling markets and participate in rising markets.

To help you develop a well-diversified strategy based on your individual goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility.

4	Wells Fargo Advantage VT Core Equity Fund	Performance Highlights

Wells Fargo Advantage VT Core Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Ann M. Miletti

Thomas D. Wooden, CFA

(Effective May 1, 2011)

FUND INCEPTION

March 1, 1996

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2011)
Schlumberger Limited	2.29%
Exxon Mobil Corporation	2.17%
QUALCOMM Incorporated	2.03%
Avery Dennison Corporation	1.99%
Covidien plc	1.90%
Moody’s Corporation	1.90%
Chevron Corporation	1.87%
Comcast Corporation Class A	1.80%
Praxair Incorporated	1.78%
Thermo Fisher Scientific Incorporated	1.76%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights	Wells Fargo Advantage VT Core Equity Fund	5

Wells Fargo Advantage VT Core Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2011)3

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 1	03/01/1996	5.55	34.73	6.15	5.32	0.77%	0.76%
Class 2	07/31/2002	5.37	34.39	5.88	5.09	1.02%	1.01%
S&P 500® Index[6]		6.02	30.69	2.94	2.72

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Historical performance shown for Class 2 shares prior to their inception reflects the performance of Class 1 shares, adjusted to reflect the higher expenses applicable to Class 2 shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen VA Fundamental Large Cap Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Class 1 and 1.00% for Class 2. Without this cap, the Fund’s returns would have been lower.

6.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6	Wells Fargo Advantage VT Core Equity Fund	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01-01-2011	Ending Account Value 06-30-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class 1
Actual	$1,000.00	$1,055.50	$3.82	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,053.73	$5.09	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	7

Security Name	Shares	Value

Common Stocks: 97.82%

Consumer Discretionary: 15.67%

Diversified Consumer Services: 1.41%
Apollo Group Incorporated Class A†«	45,639	$1,993,512

Hotels, Restaurants & Leisure: 2.24%
Carnival Corporation	43,580	1,639,915
Darden Restaurants Incorporated«	30,716	1,528,428

		3,168,343

Household Durables: 0.64%
Whirlpool Corporation«	11,134	905,417

Media: 5.50%
CBS Corporation Class B	67,332	1,918,289
Comcast Corporation Class A	104,873	2,541,073
Discovery Communications Incorporated Class A†	32,369	1,183,087
Omnicom Group Incorporated«	44,274	2,132,236

		7,774,685

Multiline Retail: 3.84%
Kohl’s Corporation	37,499	1,875,325
Nordstrom Incorporated	40,362	1,894,592
Target Corporation	35,576	1,668,870

		5,438,787

Specialty Retail: 2.04%
Best Buy Company Incorporated	47,560	1,493,860
Staples Incorporated«	88,144	1,392,675

		2,886,535

Consumer Staples: 5.93%

Beverages: 2.50%
Diageo plc	106,028	2,166,261
PepsiCo Incorporated	19,463	1,370,779

		3,537,040

Food Products: 1.14%
General Mills Incorporated	43,272	1,610,584

Household Products: 2.29%
Clorox Company«	29,320	1,977,341
Procter & Gamble Company	19,827	1,260,402

		3,237,743

Energy: 12.16%

Energy Equipment & Services: 3.64%
Schlumberger Limited	37,448	3,235,507
Weatherford International Limited†«	102,090	1,914,188

		5,149,695

8	Wells Fargo Advantage VT Core Equity Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 8.52%
Apache Corporation	13,819	$1,705,126
Chevron Corporation	25,697	2,642,679
Exxon Mobil Corporation	37,703	3,068,270
Occidental Petroleum Corporation	17,666	1,837,971
Peabody Energy Corporation	16,058	945,977
Southwestern Energy Company†«	43,235	1,853,917

		12,053,940

Financials: 17.60%

Capital Markets: 5.17%
Apollo Global Management«	87,285	1,501,302
Goldman Sachs Group Incorporated	16,743	2,228,326
INVESCO Limited	73,284	1,714,846
TD Ameritrade Holding Corporation«	95,523	1,863,654

		7,308,128

Commercial Banks: 3.90%
Branch Banking & Trust Corporation«	74,719	2,005,458
City National Corporation«	30,982	1,680,774
Fifth Third Bancorp	143,704	1,832,226

		5,518,458

Consumer Finance: 2.86%
American Express Company	42,394	2,191,770
MasterCard Incorporated	6,152	1,853,844

		4,045,614

Diversified Financial Services: 1.90%
Moody’s Corporation«	70,029	2,685,612

Insurance: 2.27%
Prudential Financial Incorporated	37,225	2,367,138
RenaissanceRe Holdings Limited	12,077	844,786

		3,211,924

REIT: 1.50%
Apartment Investment & Management Company Class A	11,485	293,212
BioMed Realty Trust Incorporated«	95,004	1,827,877

		2,121,089

Health Care: 9.74%

Biotechnology: 0.76%
Amgen Incorporated†	18,457	1,076,966

Health Care Equipment & Supplies: 4.07%
Covidien plc	50,496	2,687,902
Medtronic Incorporated	43,486	1,675,516
Zimmer Holdings Incorporated†«	22,079	1,395,393

		5,758,811

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	9

Security Name	Shares	Value

Health Care Providers & Services: 1.21%
Health Management Associates Incorporated Class A†	158,545	$1,709,115

Life Sciences Tools & Services: 2.83%
Covance Incorporated†	25,654	1,523,078
Thermo Fisher Scientific Incorporated†	38,601	2,485,518

		4,008,596

Pharmaceuticals: 0.87%
Novartis AG ADR	20,099	1,228,250

Industrials: 16.72%

Aerospace & Defense: 1.10%
Embraer SA ADR	50,552	1,555,991

Air Freight & Logistics: 1.28%
United Parcel Service Incorporated Class B	24,810	1,809,393

Airlines: 1.70%
Delta Air Lines Incorporated†	183,446	1,682,200
United Continental Holdings Incorporated†«	32,066	725,654

		2,407,854

Building Products: 1.22%
Masco Corporation«	142,772	1,717,547

Commercial Services & Supplies: 3.28%
Avery Dennison Corporation	72,716	2,809,019
Republic Services Incorporated«	59,473	1,834,742

		4,643,761

Construction & Engineering: 1.32%
Jacobs Engineering Group Incorporated†	43,013	1,860,312

Industrial Conglomerates: 1.54%
General Electric Company	115,384	2,176,142

Machinery: 2.70%
Illinois Tool Works Incorporated	36,885	2,083,634
Oshkosh Corporation†	60,093	1,739,091

		3,822,725

Professional Services: 1.21%
Manpower Incorporated	31,979	1,715,673

Road & Rail: 1.37%
Hertz Global Holdings Incorporated†«	121,712	1,932,787

Information Technology: 14.62%

Communications Equipment: 3.03%
Cisco Systems Incorporated	90,002	1,404,931
QUALCOMM Incorporated	50,626	2,875,051

		4,279,982

10	Wells Fargo Advantage VT Core Equity Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name			Shares	Value

Computers & Peripherals: 1.03%
NetApp Incorporated†«			27,728	$1,463,484

Internet Software & Services: 3.87%
Akamai Technologies Incorporated†«			51,839	1,631,373
Equinix Incorporated†«			17,688	1,786,842
Google Incorporated Class A†			4,056	2,053,877

				5,472,092

Semiconductors & Semiconductor Equipment: 4.10%
Altera Corporation			39,374	1,824,985
Avago Technologies Limited			50,044	1,901,672
ON Semiconductor Corporation†«			197,734	2,070,275

				5,796,932

Software: 2.59%
Nintendo Company Limited			9,500	1,778,337
Oracle Corporation			57,281	1,885,118

				3,663,455

Materials: 4.46%

Chemicals: 1.78%
Praxair Incorporated«			23,230	2,517,900

Containers & Packaging: 1.35%
Bemis Company Incorporated«			56,448	1,906,813

Metals & Mining: 1.33%
United States Steel Corporation«			40,950	1,885,338

Telecommunication Services: 0.92%

Wireless Telecommunication Services: 0.92%
American Tower Corporation Class A†			24,724	1,293,805

Total Common Stocks (Cost $124,316,680)				138,350,830

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 26.31%

Corporate Bonds and Notes: 0.02%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$23,837	9,973
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	27,818	15,578

				25,551

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	11

Security Name	Yield	Shares	Value

Investment Companies: 26.29%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04%	2,416,515	$2,416,515
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.14	34,768,102	34,768,102

			37,184,617

Total Short-Term Investments (Cost $37,197,107)		37,210,168

Total Investments in Securities
(Cost $161,513,787)*	124.13%	175,560,998
Other Assets and Liabilities, Net	(24.13)	(34,126,711)

Total Net Assets	100.00%	$141,434,287

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $161,786,184 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,281,956
Gross unrealized depreciation	(5,507,142)

Net unrealized appreciation	$13,774,814

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Core Equity Fund	Statement of Assets and Liabilities—June 30, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$138,376,381
In affiliated securities, at value	37,184,617

Total investments, at value (see cost below)	175,560,998
Foreign currency, at value (see cost below)	34,021
Receivable for investments sold	1,248,542
Receivable for Fund shares sold	54,717
Receivable for dividends	131,412
Receivable for securities lending income	3,473
Prepaid expenses and other assets	8,129

Total assets	177,041,292

Liabilities
Payable for investments purchased	642,230
Payable for Fund shares redeemed	42,141
Payable upon receipt of securities loaned	34,780,592
Advisory fee payable	59,936
Distribution fees payable	12,002
Due to other related parties	15,342
Accrued expenses and other liabilities	54,762

Total liabilities	35,607,005

Total net assets	$141,434,287

NET ASSETS CONSIST OF
Paid-in capital	$103,396,895
Undistributed net investment income	1,052,883
Accumulated net realized gains on investments	22,937,155
Net unrealized gains on investments	14,047,354

Total net assets	$141,434,287

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$52,389,954
Shares outstanding – Class 1	2,504,084
Net asset value per share – Class 1	20.92
Net assets – Class 2	$89,044,333
Shares outstanding – Class 2	4,282,295
Net asset value per share – Class 2	20.79

Total investments, at cost	$161,513,787

Securities on loan, at value	$33,953,451

Foreign currency, at cost	$33,878

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	13

Investment income
Dividends*	$1,178,790
Income from affiliated securities	3,529
Securities lending income, net	24,441

Total investment income	1,206,760

Expenses
Advisory fee	389,801
Administration fees
Fund level	35,436
Class 1	21,482
Class 2	35,217
Distribution fees
Class 2	110,052
Custody and accounting fees	7,294
Professional fees	17,456
Shareholder report expenses	30,550
Trustees’ fees and expenses	7,400
Other fees and expenses	7,840

Total expenses	662,528
Less: Fee waivers and/or expense reimbursements	(20,929)

Net expenses	641,599

Net investment income	565,161

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	21,798,243
Net change in unrealized gains (losses) on investments	(14,669,473)

Net realized and unrealized gains (losses) on investments	7,128,770

Net increase in net assets resulting from operations	$7,693,931

* Net of foreign withholding taxes of	$17,585

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Core Equity Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010[1]

Operations
Net investment income		$565,161		$1,096,943
Net realized gains on investments		21,798,243		9,453,218
Net change in unrealized gains (losses) on investments		(14,669,473)		10,261,472

Net increase in net assets resulting from operations		7,693,931		20,811,633

Distributions to shareholders from
Net investment income
Class 1		0		(293,687)
Class 2		0		(318,046)

Total distributions to shareholders		0		(611,733)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	45,884	960,850	230,873	3,961,049
Class 2	149,849	3,096,223	512,488	8,959,500

		4,057,073		12,920,549

Reinvestment of distributions
Class 1	0	0	17,735	293,687
Class 2	0	0	19,276	318,046

		0		611,733

Payment for shares redeemed
Class 1	(296,635)	(6,142,462)	(684,360)	(11,906,405)
Class 2	(316,052)	(6,524,902)	(871,529)	(15,163,263)

		(12,667,364)		(27,069,668)

Net asset value of shares issued in acquisition
Class 2	0	0	562,629	8,994,391

Net decrease in net assets resulting from capital share transactions		(8,610,291)		(4,542,995)

Total increase (decrease) in net assets		(916,360)		15,656,905

Net assets
Beginning of period		142,350,647		126,693,742

End of period		$141,434,287		$142,350,647

Undistributed net investment income		$1,052,883		$487,722

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Fundamental Large Cap Fund and Wells Fargo VT Large Company Core Fund. Evergreen VA Fundamental Large Cap Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Evergreen VA Fundamental Large Cap Fund.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

16	Wells Fargo Advantage VT Core Equity Fund	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income
Class 1
January 1, 2011 to June 30, 2011 (Unaudited)	$19.82	0.12	0.98	(0.00)
January 1, 2010 to December 31, 2010[2]	$17.12	0.20	2.60	(0.10)
January 1, 2009 to December 31, 2009[2]	$12.72	0.20	4.38	(0.18)
January 1, 2008 to December 31, 2008[2]	$19.33	0.29	(6.64)	(0.26)
January 1, 2007 to December 31, 2007[2]	$19.60	0.25	1.37	(0.22)
January 1, 2006 to December 31, 2006[2]	$17.89	0.25	2.02	(0.24)
Class 2
January 1, 2011 to June 30, 2011 (Unaudited)	$19.72	0.07	1.00	(0.00)
January 1, 2010 to December 31, 2010[2]	$17.06	0.14	2.60	(0.08)
January 1, 2009 to December 31, 2009[2]	$12.68	0.15	4.38	(0.15)
January 1, 2008 to December 31, 2008[2]	$19.25	0.20	(6.56)	(0.21)
January 1, 2007 to December 31, 2007[2]	$19.53	0.16	1.40	(0.17)
January 1, 2006 to December 31, 2006[2]	$17.83	0.18	2.03	(0.19)

1.	Returns for periods of less than one year are not annualized.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Fundamental Large Cap Fund and Wells Fargo VT Large Company Core Fund. Evergreen VA Fundamental Large Cap Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Evergreen VA Fundamental Large Cap Fund.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Core Equity Fund	17

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses	Net Expenses	Total Return[1]

0.00	$20.92	0.95%	0.78%	0.75%	5.55%	62%	$52,390
0.00	$19.82	1.00%	0.79%	0.78%	16.46%	28%	$54,605
0.00	$17.12	1.27%	0.85%	0.85%	36.06%	35%	$54,624
0.00	$12.72	1.45%	0.79%	0.79%	(32.85)%	25%	$46,238
(1.67)	$19.33	1.09%	0.75%	0.75%	8.29%	21%	$90,276
(0.32)	$19.60	1.19%	0.74%	0.74%	12.67%	21%	$112,413

0.00	$20.79	0.70%	1.03%	1.00%	5.37%	62%	$89,044
0.00	$19.72	0.75%	1.03%	1.03%	16.18%	28%	$87,746
0.00	$17.06	0.99%	1.10%	1.10%	35.75%	35%	$72,070
0.00	$12.68	1.20%	1.05%	1.05%	(33.01)%	25%	$43,393
(1.67)	$19.25	0.83%	1.00%	1.00%	8.01%	21%	$66,201
(0.32)	$19.53	0.94%	0.99%	0.99%	12.39%	21%	$65,913

18	Wells Fargo Advantage VT Core Equity Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Core Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	19

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

20	Wells Fargo Advantage VT Core Equity Fund	Notes to Financial Statements (Unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2010, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $2,524,725 with $886,236 expiring in 2016 and $1,638,489 expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$138,350,830	$0	$0	$138,350,830
Short-term investments
Corporate bonds and notes	0	0	25,551	25,551
Investment companies	2,416,515	34,768,102	0	37,184,617
	$140,767,345	$34,768,102	$25,551	$175,560,998

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	21

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of December 31, 2010	$28,428
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	3,065
Purchases	0
Sales	(5,942)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of June 30, 2011	$25,551
Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$291

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were $87,136,308 and $92,207,204, respectively.

22	Wells Fargo Advantage VT Core Equity Fund	Notes to Financial Statements (Unaudited)

6. ACQUISITIONS

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Fundamental Large Cap Fund and Wells Fargo Advantage VT Large Company Core Fund. The purpose of the transaction was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen VA Fundamental Large Cap Fund and Wells Fargo Advantage VT Large Company Core Fund. Shareholders holding Class 1 and Class 2 shares of Evergreen VA Fundamental Large Cap Fund received Class 1 and Class 2 shares, respectively, of the Fund in the reorganization. Existing shareholders of Wells Fargo Advantage VT Large Company Core Fund received Class 2 shares of the Fund in the reorganization. The Fund was newly created to receive the assets of Evergreen VA Fundamental Large Cap Fund and Wells Fargo Advantage VT Large Company Core Fund. Evergreen VA Fundamental Large Cap Fund became the accounting and performance survivor in the reorganizations. The investment portfolio of Evergreen VA Fundamental Large Cap Fund and Wells Fargo Advantage VT Large Company Core Fund with fair values of $115,710,077 and $8,948,186, respectively, and identified costs of $107,871,481 and $9,585,014, respectively, on July 16, 2010 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen VA Fundamental Large Cap Fund and Wells Fargo Advantage VT Large Company Core Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains or losses acquired, exchange ratio and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains or Losses	Exchange Ratio	Number of Shares Issued
Evergreen VA Fundamental Large Cap Fund	$115,708,933	$7,838,596	1.00	2,977,966	Class 1
			1.00	4,248,849	Class 2
Wells Fargo Advantage VT Large Company Core Fund	8,994,391	(636,828)	0.72	562,629	Class 2

The aggregate net assets of the Fund immediately after the acquisitions were $124,703,324.

Assuming the acquisitions had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended December 31, 2010 would have been:

Net investment income	$1,153,573
Net realized and unrealized gains (losses) on investments	$19,454,530
Net increase in net assets resulting from operations	$20,608,103

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	23

IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of June 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

10. SUBSEQUENT DISTRIBUTIONS

On July 14, 2011, the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 13, 2011. The per share amounts payable on July 15, 2011 were as follows:

	Net Investment Income	Long-Term Capital Gains
Class 1	$0.10256	$0.60700
Class 2	$0.05722	$0.60700

In addition, on August 25, 2011, the Fund declared distributions from net investment income, short-term capital gains and long-term capital gains to shareholders of record on August 24, 2011. The per share amounts payable on August 26, 2011 were as follows:

	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
Class 1	$0.12026	$0.66537	$3.51994
Class 2	$0.08730	$0.66537	$3.51994

These distributions are not reflected in the accompanying financial statements.

11. SUBSEQUENT EVENT

Effective at the close of business on August 26, 2011, Wells Fargo Advantage VT Opportunity Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage VT Opportunity Fund. Shareholders of Class 1 and Class 2 shares of the Fund received corresponding shares of Wells Fargo Advantage VT Opportunity Fund.

24	Wells Fargo Advantage VT Core Equity Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On August 19, 2011, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – To approve the proposed reorganization of the Fund into Wells Fargo Advantage VT Opportunity Fund, a series of Wells Fargo Variable Trust, a Delaware statutory trust:

Shares outstanding voted “For”	6,129,163
Shares outstanding voted “Against”	233,834
Shares outstanding voted “Abstain”	464,136

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage VT Core Equity Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT Core Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the

28	Wells Fargo Advantage VT Core Equity Fund	Other Information (Unaudited)

“Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other Information (Unaudited)	Wells Fargo Advantage VT Core Equity Fund	29

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage VT Core Equity Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204045 08-11 SVT0/SAR141 6-11

Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■	Wells Fargo Advantage VT Discovery FundSM

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 Fund SM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Discovery Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Discovery Fund for the six-month period that ended June 30, 2011. The equity market finished the first half of 2011 on track to deliver a double-digit gain for the full year. However, this solid performance belies the uneven path that the market followed as investors faced a variety of global and domestic challenges during the period—particularly in the second quarter when market volatility and uncertainty were dominant themes.

As always, we believe that most investors can benefit from building and maintaining a sound, well-diversified investment strategy—no matter what the future holds. Over the long term, such a strategy may enable you to balance risks and opportunities as you pursue your personal financial goals in a dynamic market environment.

The economic recovery continued but lost some momentum.

While the economic recovery continued throughout the period, growth remained decidedly subpar compared with most previous recovery cycles. U.S. gross domestic product (GDP) was estimated to have grown at an annualized rate of only 1.3% during the second quarter of 2011, while the initial estimate of first-quarter GDP growth was revised sharply downward from 1.9% to 0.4%.

In the early months of 2011, a string of upbeat economic data led to widespread optimism regarding the strength of the recovery. As we entered spring, however, it became increasingly apparent that the economy had entered a soft patch, casting renewed doubts on the sustainability of the recovery. Although there have been indications that the U.S. economy could move towards a more sustainable recovery, the path has remained uneven at times over the past six months. Considering ongoing economic uncertainties and sovereign debt concerns facing the U.S and many areas of the euro zone, consensus among economists is that the economy will likely continue to experience sub-par growth during the second half of 2011.

Persistent weakness in the labor and housing markets slowed growth.

As has often been the case in recent years, the beleaguered labor and housing markets exerted a powerful drag on economic growth. Both showed signs of stabilization in late 2010 and early 2011, only to falter in the ensuing months.

Although the private sector has been adding jobs, the pace of hiring has not been nearly brisk enough to produce a sustained drop in the unemployment rate, which edged up to 9.2% in June. Housing has arguably been even more troublesome, with sluggish home sales and housing starts at one point pushing prices down to levels not seen since 2002. Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

With inflation low, the Federal Reserve sought to stimulate the economy.

Elevated food and gasoline prices were another ongoing source of concern, stirring fears of broader inflation. While those prices retreated somewhat in the second quarter, they continued to pose a threat to consumer spending as the period drew to a close.

Letter to Shareholders	Wells Fargo Advantage VT Discovery Fund	3

Yet, so-called “core” inflation, which excludes volatile food and energy prices, has remained fairly mild in the absence of meaningful wage growth. Consequently, the Federal Reserve (Fed) reiterated in its June 2011 statement that it intends to keep short-term interest rates at exceptionally low levels for an extended period in an effort to foster a more robust economic recovery. Meanwhile, the Fed completed its second round of quantitative easing (QE2)—a $600 billion Treasury purchase program—as scheduled on June 30.

The equity market demonstrated resilience against a challenging backdrop.

By putting downward pressure on Treasury yields, QE2 helped fuel the equity market’s advance over the past two years. Better-than-expected corporate earnings have also played a key role in driving stock prices higher—a trend that was once again evident in the results that companies reported in January and April 2011. Despite the natural disasters in Japan and the geopolitical turmoil in the Middle East and North Africa, the markets staged a strong rally through the first four months of the year.

In May and June of 2011, however, the market reversed course for six straight weeks amid mounting anxiety over disappointing economic data. A number of other issues also worried investors, including severe weather, wrangling over the federal budget deficit, Europe’s sovereign debt crisis, and the prospect of declining growth in China. Yet, a late-June surge pared the market’s losses, allowing the S&P 500 Index1 to record a slightly positive total return for the second quarter.

For the full six-month period, the S&P 500 Index gained 6.0% on a total-return basis; the Russell 2000® Index2 of small-cap stocks returned 6.2%; and the MSCI EAFE Index3 of international stocks was up 5.0%.

Recent events have not altered our message to our shareholders.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility. This impressive rebound from a downturn of historic proportions underscores the importance of adhering to a long-term investment strategy through changing market conditions. By staying focused on the long term, you may be better positioned to both navigate falling markets and participate in rising markets.

To help you develop a well-diversified strategy based on your individual goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility.

4	Wells Fargo Advantage VT Discovery Fund	Letter to Shareholders

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights

Wells Fargo Advantage VT Discovery Fund

5

Wells Fargo Advantage VT Discovery Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO
MANAGERS

Thomas J. Pence, CFA

Michael
T. Smith, CFA

FUND INCEPTION

May 8, 1992

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30,
2011)

Kansas City Southern

2.93%

NetLogic Microsystems Incorporated

2.74%

TIBCO Software Incorporated

2.56%

Transdigm Group Incorporated

2.53%

Wabco Holdings Incorporated

2.30%

Airgas Incorporated

2.27%

Dick’s Sporting Goods Incorporated

2.16%

Crown Holdings Incorporated

2.12%

BorgWarner Incorporated

2.11%

Gartner Incorporated

2.07%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2011)

1.
The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.
Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6

Wells Fargo Advantage VT Discovery Fund

Performance Highlights

Wells Fargo Advantage VT Discovery Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2011)

Expense Ratios[3]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[4]

Class 2

05/08/1992

10.06

45.56

8.93

9.06

1.23%

1.16%

  Russell 2500TM
Growth Index[5]

10.25

44.71

6.67

5.52

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.
Reflects the expense ratios as stated in the most recent prospectus.

4.
The Adviser has committed through April 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Class 2. Without this cap, the Fund’s returns would have been lower.

5.
The Russell 2500™ Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Fund Expenses

Wells Fargo Advantage VT Discovery Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The
“Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example
for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 01-01-2011

Ending Account Value 06-30-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class 2

Actual

$
1,000.00

$
1,100.56

$
5.94

1.14
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.14

$
5.71

1.14
%

1.
Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage VT Discovery Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Shares

Value

Common Stocks: 100.43%

Consumer Discretionary: 17.52%

Auto Components: 3.21%

BorgWarner Incorporated†«

30,100

$
2,431,779

TRW Automotive Holdings Corporation†

21,300

1,257,339

3,689,118

Automobiles: 1.02%

Tesla Motors Incorporated†«

40,388

1,176,502

Household Durables: 1.51%

Tempur-Pedic International Incorporated†

25,600

1,736,192

Media: 4.33%

Interpublic Group of Companies Incorporated

150,100

1,876,250

National Cinemedia Incorporated

80,695

1,364,552

Virgin Media Incorporated«

58,400

1,747,912

4,988,714

Specialty Retail: 6.14%

Dick’s Sporting Goods Incorporated†

64,700

2,487,715

Foot Locker Incorporated

59,800

1,420,848

Vitamin Shoppe Incorporated†

40,400

1,848,704

Williams-Sonoma Incorporated

35,700

1,302,693

7,059,960

Textiles, Apparel & Luxury Goods: 1.31%

Deckers Outdoor Corporation†

17,100

1,507,194

Energy: 8.66%

Energy Equipment & Services: 2.87%

Complete Production Services Incorporated†

35,100

1,170,936

Oil States International Incorporated†

26,700

2,133,597

3,304,533

Oil, Gas & Consumable Fuels: 5.79%

Brigham Exploration Company†

63,400

1,897,562

Concho Resources Incorporated†

12,600

1,157,310

Pioneer Natural Resources Company

18,800

1,683,916

SandRidge Energy Incorporated†

180,900

1,928,394

6,667,182

Financials: 3.55%

Capital Markets: 1.85%

Affiliated Managers Group Incorporated†

18,300

1,856,535

LPL Investment Holdings Incorporated†«

7,791

266,530

2,123,065

Diversified Financial Services: 1.70%

MSCI Incorporated†

52,000

1,959,360

Portfolio of Investments—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Discovery Fund

9

Security Name

Shares

Value

Health Care: 15.95%

Biotechnology: 3.64%

Alexion Pharmaceuticals Incorporated†

39,100

$
1,838,873

Amarin Corporation plc ADR†

32,000

463,040

Pharmasset Incorporated†

16,800

1,884,960

4,186,873

Health Care Equipment & Supplies: 2.62%

Alere Incorporated†«

36,800

1,347,616

Sirona Dental Systems Incorporated†

31,479

1,671,535

3,019,151

Health Care Providers & Services: 6.04%

AmerisourceBergen Corporation

40,600

1,680,840

Catalyst Health Solutions Incorporated†

38,700

2,160,234

HealthSpring Incorporated†

38,161

1,759,604

Lincare Holdings Incorporated

45,900

1,343,493

6,944,171

Health Care Technology: 1.22%

athenahealth Incorporated†«

34,200

1,405,620

Life Sciences Tools & Services: 1.46%

Bruker BioSciences Corporation†

82,800

1,685,808

Pharmaceuticals: 0.97%

Impax Laboratories Incorporated†

51,000

1,111,290

Industrials: 20.61%

Aerospace & Defense: 5.16%

Embraer SA ADR«

46,800

1,440,504

Transdigm Group Incorporated†

31,900

2,908,961

Triumph Group Incorporated

15,900

1,583,322

5,932,787

Electrical Equipment: 1.12%

EnerSys†

37,300

1,283,866

Machinery: 6.74%

AGCO Corporation†

28,100

1,387,016

Graco Incorporated

45,700

2,315,162

Robbins & Myers Incorporated

26,600

1,405,810

Wabco Holdings Incorporated†

38,379

2,650,454

7,758,442

Professional Services: 1.31%

Manpower Incorporated

28,200

1,512,930

Road & Rail: 4.60%

Hertz Global Holdings Incorporated†«

121,400

1,927,832

Kansas City Southern†

56,800

3,369,944

5,297,776

10

Wells Fargo Advantage VT Discovery Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Shares

Value

Trading Companies & Distributors: 1.68%

Wesco International Incorporated†«

35,700

$
1,931,013

Information Technology: 28.05%

Communications Equipment: 3.11%

Acme Packet Incorporated†

25,800

1,809,354

Riverbed Technology Incorporated†

44,500

1,761,755

3,571,109

Electronic Equipment & Instruments: 0.91%

Ciena Corporation†«

56,800

1,043,984

Internet Software & Services: 4.34%

Equinix Incorporated†

20,663

2,087,376

LogMeIn Incorporated†«

30,179

1,164,004

Mercadolibre Incorporated«

22,000

1,745,480

4,996,860

IT Services: 2.07%

Gartner Incorporated†

59,200

2,385,168

Semiconductors & Semiconductor Equipment: 6.70%

ARM Holdings plc ADR

25,100

713,593

Atmel Corporation†

140,700

1,979,649

Avago Technologies Limited

49,100

1,865,800

NetLogic Microsystems Incorporated†

78,000

3,152,760

7,711,802

Software: 10.92%

Aspen Technology Incorporated†

52,900

908,822

Broadsoft Incorporated†«

47,100

1,795,923

Qlik Technologies Incorporated†

64,000

2,179,840

Reald Incorporated†«

36,673

857,781

Red Hat Incorporated†

43,300

1,987,470

SuccessFactors Incorporated†«

64,138

1,885,657

TIBCO Software Incorporated†

101,600

2,948,432

12,563,925

Materials: 4.39%

Chemicals: 2.27%

Airgas Incorporated

37,300

2,612,492

Containers & Packaging: 2.12%

Crown Holdings Incorporated†

62,800

2,437,896

Telecommunication Services: 1.70%

Diversified Telecommunication Services: 1.19%

Iridium Communications Incorporated†«

157,800

1,364,970

Wireless Telecommunication Services: 0.51%

SBA Communications Corporation Class A†

15,500

591,946

Total Common Stocks (Cost $94,973,812)

115,561,699

Portfolio of Investments—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Discovery Fund

11

Security Name

Interest Rate

Maturity Date

Principal

Value

Short-Term Investments: 17.01%

Corporate Bonds and Notes: 0.62%

Gryphon Funding Limited(a)(i)(v)

0.00
%

08/05/2011

$
666,199

$
278,738

VFNC Corporation(a)(i)(v)±††

0.19

09/29/2011

777,464

435,380

714,118

Yield

Shares

Investment Companies: 16.39%

Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)

0.04

879,587

879,587

Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)

0.14

17,973,876

17,973,876

18,853,463

Total Short-Term Investments (Cost $19,202,516)		19,567,581

Total Investments in Securities
(Cost $114,176,328)*	117.44%	135,129,280
Other Assets and Liabilities, Net	(17.44)	(20,069,382)

Total Net Assets	100.00%	$115,059,898

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $114,240,398 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,208,984
Gross unrealized depreciation	(2,320,102)

Net unrealized appreciation	$20,888,882

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Discovery Fund	Statement of Assets and Liabilities—June 30, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$116,275,817
In affiliated securities, at value	18,853,463

Total investments, at value (see cost below)	135,129,280
Receivable for investments sold	1,738,524
Receivable for Fund shares sold	97,194
Receivable for dividends	14,619
Receivable for securities lending income	3,615
Prepaid expenses and other assets	719

Total assets	136,983,951

Liabilities
Payable for investments purchased	3,436,114
Payable for Fund shares redeemed	33,296
Payable upon receipt of securities loaned	18,322,929
Advisory fee payable	61,823
Distribution fees payable	23,115
Due to other related parties	11,017
Accrued expenses and other liabilities	35,759

Total liabilities	21,924,053

Total net assets	$115,059,898

NET ASSETS CONSIST OF
Paid-in capital	$107,113,156
Undistributed net investment loss	(460,903)
Accumulated net realized losses on investments	(12,545,307)
Net unrealized gains on investments	20,952,952

Total net assets	$115,059,898

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$115,059,898
Shares outstanding – Class 2	4,913,515
Net asset value per share – Class 2	$23.42

Total investments, at cost	$114,176,328

Securities on loan, at value	$17,896,395

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Discovery Fund	13

Investment income
Dividends*	$170,950
Income from affiliated securities	1,729
Securities lending income, net	23,237

Total investment income	195,916

Expenses
Advisory fee	401,928
Administration fees
Fund level	28,709
Class 2	45,935
Distribution fees
Class 2	143,546
Custody and accounting fees	9,446
Professional fees	16,353
Shareholder report expenses	14,995
Trustees’ fees and expenses	5,187
Other fees and expenses	2,084

Total expenses	668,183
Less: Fee waivers and/or expense reimbursements	(11,364)

Net expenses	656,819

Net investment loss	(460,903)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	20,906,944
Net change in unrealized gains (losses) on investments	(9,497,710)

Net realized and unrealized gains (losses) on investments	11,409,234

Net increase in net assets resulting from operations	$10,948,331

* Net of foreign withholding taxes of	$2,747

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Discovery Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010

Operations
Net investment loss		$(460,903)			$(661,558)
Net realized gains on investments		20,906,944			15,071,192
Net change in unrealized gains (losses) on investments		(9,497,710)			14,985,606

Net increase in net assets resulting from operations		10,948,331			29,395,240

	Shares		Shares

Capital share transactions
Proceeds from shares sold – Class 2	357,345	8,060,339	796,770	[1]	14,304,397 [1]
Payment for shares redeemed – Class 2	(648,316)	(14,703,990)	(1,076,715)[1]		(19,068,998)[1]

Net decrease in net assets resulting from capital share transactions		(6,643,651)			(4,764,601)

Total increase in net assets		4,304,680			24,630,639

Net assets
Beginning of period		110,755,218			86,124,579

End of period		$115,059,898			$110,755,218

Undistributed net investment loss		$(460,903)			$0

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

16	Wells Fargo Advantage VT Discovery Fund	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Ending Net Asset Value Per Share
Class 2
January 1, 2011 to June 30, 2011 (Unaudited)	$21.28	(0.09)	2.23	$23.42
January 1, 2010 to December 31, 2010[2]	$15.70	(0.13)	5.71	$21.28
January 1, 2009 to December 31, 2009[2]	$11.19	(0.11)	4.62	$15.70
January 1, 2008 to December 31, 2008[2]	$20.11	(0.11)	(8.81)	$11.19
January 1, 2007 to December 31, 2007[2]	$16.44	(0.15)	3.82	$20.11
January 1, 2006 to December 31, 2006[2]	$14.34	(0.13)	2.23	$16.44

1.	Returns for periods of less than one year are not annualized.

2.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Discovery Fund	17

Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
Net Investment Loss	Gross Expenses	Net Expenses

(0.80)%	1.16%	1.14%	10.06%	66%	$115,060
(0.71)%	1.26%	1.15%	35.54%	101%	$110,755
(0.61)%	1.35%	1.15%	40.30%	208%	$86,125
(0.63)%	1.27%	1.15%	(44.36)%	166%	$113,149
(0.72)%	1.21%	1.15%	22.32%	135%	$238,894
(0.76)%	1.21%	1.15%	14.64%	114%	$233,947

18	Wells Fargo Advantage VT Discovery Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Discovery Fund	19

amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2010, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $32,722,930 expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Advantage VT Discovery Fund	Notes to Financial Statements (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$115,561,699	$0	$0	$115,561,699
Short-term investments
Corporate bonds and notes	0	0	714,118	714,118
Investment companies	879,587	17,973,876	0	18,853,463
	$116,441,286	$17,973,876	$714,118	$135,129,280

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds and Notes
Balance as of December 31, 2010	$794,517
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	85,659
Purchases	0
Sales	(166,058)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of June 30, 2011	$714,118
Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$8,128

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Discovery Fund	21

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were $76,308,704 and $80,144,967, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

22	Wells Fargo Advantage VT Discovery Fund	Notes to Financial Statements (Unaudited)

As of June 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

Other Information (Unaudited)	Wells Fargo Advantage VT Discovery Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage VT Discovery Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage VT Discovery Fund	25

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

26	Wells Fargo Advantage VT Discovery Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT Discovery FundSM (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the

Other Information (Unaudited)	Wells Fargo Advantage VT Discovery Fund	27

“Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

28	Wells Fargo Advantage VT Discovery Fund	Other Information (Unaudited)

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage VT Discovery Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204046 08-11 SVT1/SAR138 6-11

Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■	Wells Fargo Advantage VT Index Asset Allocation Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Total Return Bond Fund
VT International Equity Fund	VT Opportunity Fund†	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 Fund SM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Index Asset Allocation Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Although the path of recovery within the U.S. has been uneven at times and growth remains subpar compared with previous recoveries, the consensus among economists is that the economy will likely continue to move toward a sustainable expansion during the second half of 2011.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Index Asset Allocation Fund for the six-month period that ended June 30, 2011. The global financial markets built upon the rally that began in 2009 by delivering broad-based gains against the backdrop of a subpar U.S. economic recovery. Additional headwinds emerged during the first half of 2011, including political unrest in the Middle East and North Africa, the devastating earthquake and tsunami in Japan, and renewed sovereign debt concerns affecting several eurozone countries. These challenges, coupled with mixed economic data within the U.S. and beyond, kept the markets from advancing in a straight line during the six-month period, once again highlighting the value of a sound, well-diversified investment strategy1. As always, we believe that such a strategy may enable investors to balance risks and opportunities as they pursue long-term financial goals in a dynamic financial environment.

The global economic recovery moved toward expansion.

Entering 2011, the U.S. economy continued to build on the momentum of 2009 and 2010, with gross domestic product (GDP), the broadest of measure of economic activity expanding for seven consecutive quarters including the first quarter of 2011. However, after the fiscal year end of June 30, 2011, the estimate of GDP for the first quarter of 2011 was revised down from an annualized growth rate of 1.9% to 0.4% annualized rate of growth. While GDP growth remained positive, even after the downward revision, it underscores the reality that U.S. economic growth remains sluggish. Although there have been indications that the U.S. economy could move towards a more sustainable recovery, the path remains uneven. Considering ongoing economic uncertainties and sovereign debt concerns facing the U.S and many areas of the euro zone, consensus among economists is that the economy will likely continue to experience sub-par growth during the second half of 2011.

Jobs and housing remained troublesome.

By the end of the six-month period, the unemployment rate in the U.S. stood at 9.1%, down from 9.9% a year earlier but still notably higher than historical averages. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. In fact, employers added just 1.1 million jobs during the entire 2010 calendar year, below the historical average of 1.4 million jobs created each year over the past 80 years, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. was more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period, including the critical holiday shopping season, and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage VT Index Asset Allocation Fund	3

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the Fed explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Steep yield curve continues to define bond market performance

Most sectors of the bond market performed well during 2010 and continued to post positive total returns in 2011 through June 30, with interest income—rather than price gains—accounting for the bulk of those returns. This part of the investment cycle is known as the income phase and is typically characterized by relatively stable short-term rates and relatively small movements in bond yields. The current market environment is certainly holding true to a typical income phase, especially considering the Fed is maintaining an extraordinarily accommodative monetary policy. U.S. Treasuries continued to rally for much of the period, pulling yields lower in nearly all corners of the fixed-income markets, including municipal bonds.

The extraordinarily steep yield curve remained the most defining, perhaps most influential, characteristic of the fixed-income markets during the first half of 2011. Considering the steepness of the curve, the best-performing maturities across most segments of the fixed-income market were longer-dated bonds. For example, for the six-month period that ended June 30, the five- to 10-year range of the Treasury market posted a total return of 3.53%, while the one- to five-year maturities returned 1.51%. A similar returns profile was exhibited within the municipal market and both the investment-grade and high-yield corporate markets for the first half of 2011.

The equity market rewarded investors.

Improving fundamentals, including strong corporate earnings, remained the core driver of returns across the equity markets. Further supporting equities during the period was the second round of quantitative easing (QE2), enacted by the Fed in late 2010. While there were bouts of volatility along the way, the market demonstrated surprising resilience in the face of numerous global challenges, with most equity markets posting decent positive returns in the first quarter.

The market momentum carried into the second quarter and through to the end of May, but sharply reversed course in June amid mounting evidence that the U.S. economic recovery had entered a soft patch, coupled with rising contagion fears around the eurozone sovereign debt crisis. Nonetheless, the equity markets proved their resolve—despite an elevated level of worry—to finish the first half of the year with strong total returns.

The extraordinarily steep yield curve remained the most defining, perhaps most influential, characteristic of the fixed-income markets during the first half of 2011. Improving fundamentals, including strong corporate earnings, remained the core driver of returns across the equity markets.

4	Wells Fargo Advantage VT Index Asset Allocation Fund	Letter to Shareholders

The S&P 500 Index2 and the Dow Jones Industrial Average3 rose 6.0% and 8.6%, respectively, during the period. Investors were generally rewarded across investment styles and economic sectors, as well across the market-capitalization spectrum, with small- and mid-cap stocks outpacing their large-cap counterparts. International stocks, as measured by the MSCI EAFE Index4, also fared well, returning 5.0% for the period.

A long-term perspective is key.

It remains to be seen how quickly the equity market can resume its upward trajectory. In any case, the market’s dramatic rebound over the past two years from the severe downturn of 2008 to 2009 underscores the importance of maintaining a disciplined and balanced long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our website at www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.	The Dow Jones Industrial Average is a price-weighted index of 30 “blue-chip” industrial U.S. stocks. You cannot invest directly in an index.

4.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Performance Highlights	Wells Fargo Advantage VT Index Asset Allocation Fund	5

Wells Fargo Advantage VT Index Asset Allocation Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gregory T. Genung, CFA, CAIA

Jeffrey P. Mellas, CAIA

FUND INCEPTION

April 15, 1994

TEN LARGEST PORTFOLIO HOLDINGS[1] (AS OF JUNE 30, 2011)
US Treasury Bond 4.63% 02/15/2040	3.44%
US Treasury Bond 4.75% 02/15/2041	3.37%
US Treasury Bond 4.25% 11/15/2040	3.28%
US Treasury Bond 4.38% 05/15/2040	3.28%
US Treasury Bond 4.38% 11/15/2039	3.24%
US Treasury Bond 3.88% 08/15/2040	3.13%
US Treasury Bond 4.50% 08/15/2039	2.81%
US Treasury Bond 4.25% 05/15/2039	2.37%
US Treasury Bond 4.50% 02/15/2036	1.99%
Exxon Mobil Corporation	1.95%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2011)

1.	The ten largest portfolio holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Index Asset Allocation Fund	Performance Highlights

Wells Fargo Advantage VT Index Asset Allocation Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2011)

						Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Class 2	04/15/1994	4.47	22.59	3.04	3.43	1.08%	1.00%
S&P 500® Index[5]		6.02	30.69	2.94	2.72
Barclays Capital 20+ Year U.S. Treasury Index[6]		1.73	(3.15)	6.79	6.74
Index Asset Allocation Composite Index[7]		4.36	16.71	5.25	4.96

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Reflects the expense ratios as stated in the most recent prospectus.

4.	The Adviser has committed through April 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The Barclays Capital 20+ Year U. S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

7.	The Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays Capital 20+ Year U.S. Treasury Index. You cannot invest directly in an index.

Fund Expenses	Wells Fargo Advantage VT Index Asset Allocation Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetic al Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees exchange fees or separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01-01-2011	Ending Account Value 06-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 2
Actual	$1,000.00	$1,044.66	$5.02	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Common Stocks: 58.59%

Consumer Discretionary: 6.29%

Auto Components: 0.16%
Johnson Controls Incorporated«	3,210	$133,729
The Goodyear Tire & Rubber Company†	1,155	19,369

		153,098

Automobiles: 0.30%
Ford Motor Company†	17,975	247,875
Harley-Davidson Incorporated«	1,118	45,804

		293,679

Distributors: 0.04%
Genuine Parts Company«	744	40,474

Diversified Consumer Services: 0.07%
Apollo Group Incorporated Class A†«	576	25,160
DeVry Incorporated	289	17,089
H&R Block Incorporated	1,444	23,162

		65,411

Hotels, Restaurants & Leisure: 1.06%
Carnival Corporation	2,043	76,878
Chipotle Mexican Grill Incorporated†«	147	45,304
Darden Restaurants Incorporated«	645	32,095
International Game Technology	1,419	24,946
Marriott International Incorporated Class A«	1,343	47,663
McDonald’s Corporation	4,910	414,011
Starbucks Corporation	3,547	140,071
Starwood Hotels & Resorts Worldwide Incorporated	923	51,725
Wyndham Worldwide Corporation	804	27,055
Wynn Resorts Limited«	360	51,674
Yum! Brands Incorporated	2,203	121,694

		1,033,116

Household Durables: 0.23%
D.R. Horton Incorporated	1,330	15,322
Fortune Brands Incorporated	729	46,488
Harman International Industries Incorporated	330	15,038
Leggett & Platt Incorporated	676	16,481
Lennar Corporation	760	13,794
Newell Rubbermaid Incorporated«	1,378	21,745
Pulte Homes Incorporated†«	1,594	12,210
Stanley Black & Decker Incorporated«	795	57,280
Whirlpool Corporation«	360	29,275

		227,633

Internet & Catalog Retail: 0.56%
Amazon.com Incorporated†«	1,690	345,588
Expedia Incorporated	944	27,367
Netflix Incorporated†	206	54,114
Priceline.com Incorporated†«	234	119,792

		546,861

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	9

Security Name	Shares	Value

Leisure Equipment & Products: 0.08%
Hasbro Incorporated	644	$28,291
Mattel Incorporated«	1,644	45,194

		73,485

Media: 1.95%
Cablevision Systems Corporation New York Group Class A	1,089	39,433
CBS Corporation Class B	3,165	90,171
Comcast Corporation Class A	13,091	331,726
DIRECTV Group Incorporated†	3,633	184,629
Discovery Communications Incorporated Class C†«	1,318	53,985
Gannett Company Incorporated	1,137	16,282
Interpublic Group of Companies Incorporated«	2,312	28,900
McGraw-Hill Companies Incorporated«	1,442	60,434
News Corporation Class A	10,814	191,408
Omnicom Group Incorporated«	1,330	64,053
Scripps Networks Interactive Incorporated	429	20,970
Time Warner Cable Incorporated	1,592	124,240
Time Warner Incorporated	5,067	184,287
Viacom Incorporated Class B	2,769	141,219
Walt Disney Company	8,945	349,213
Washington Post Company Class B	24	10,055

		1,891,005

Multiline Retail: 0.42%
Big Lots Incorporated†	355	11,768
Family Dollar Stores Incorporated	578	30,380
JCPenney Company Incorporated	1,009	34,851
Kohl’s Corporation	1,330	66,513
Macy’s Incorporated	2,019	59,036
Nordstrom Incorporated«	794	37,270
Sears Holdings Corporation†«	203	14,502
Target Corporation	3,261	152,974

		407,294

Specialty Retail: 1.07%
Abercrombie & Fitch Company Class A	414	27,705
AutoNation Incorporated†	300	10,983
AutoZone Incorporated†	119	35,087
Bed Bath & Beyond Incorporated†	1,179	68,818
Best Buy Company Incorporated	1,526	47,932
CarMax Incorporated†	1,068	35,319
GameStop Corporation Class A†	669	17,842
Gap Incorporated«	1,849	33,467
Home Depot Incorporated	7,535	272,918
Limited Brands Incorporated	1,193	45,871
Lowe’s Companies Incorporated	6,162	143,636
O’Reilly Automotive Incorporated†	652	42,713
Ross Stores Incorporated	553	44,306
Staples Incorporated«	3,375	53,325
Tiffany & Company«	604	47,426
TJX Companies Incorporated«	1,827	95,972

10	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Specialty Retail (continued)
Urban Outfitters Incorporated†	589	$16,580

		1,039,900

Textiles, Apparel & Luxury Goods: 0.35%
Coach Incorporated	1,389	88,799
Nike Incorporated Class B	1,795	161,514
Polo Ralph Lauren Corporation«	304	40,313
VF Corporation«	414	44,944

		335,570

Consumer Staples: 6.24%

Beverages: 1.48%
Brown-Forman Corporation Class B	487	36,374
Coca-Cola Enterprises Incorporated	1,538	44,879
Constellation Brands Incorporated Class A†	846	17,614
Dr Pepper Snapple Group Incorporated	1,047	43,901
Molson Coors Brewing Company	752	33,644
PepsiCo Incorporated	7,480	526,816
The Coca-Cola Company	10,833	728,953

		1,432,181

Food & Staples Retailing: 1.36%
Costco Wholesale Corporation	2,067	167,923
CVS Caremark Corporation	6,417	241,151
Kroger Company«	2,870	71,176
Safeway Incorporated«	1,675	39,145
SUPERVALU Incorporated«	1,004	9,448
Sysco Corporation	2,761	86,088
Wal-Mart Stores Incorporated	9,038	480,279
Walgreen Company	4,332	183,937
Whole Foods Market Incorporated«	706	44,796

		1,323,943

Food Products: 1.05%
Archer Daniels Midland Company	3,227	97,294
Campbell Soup Company«	863	29,817
ConAgra Foods Incorporated	1,935	49,942
Dean Foods Company†	866	10,626
General Mills Incorporated	3,021	112,442
H.J. Heinz Company«	1,523	81,145
Hormel Foods Corporation«	657	19,585
JM Smucker Company	548	41,889
Kellogg Company«	1,184	65,499
Kraft Foods Incorporated Class A	8,319	293,078
McCormick & Company Incorporated	627	31,080
Mead Johnson & Company	967	65,321
Sara Lee Corporation	2,769	52,583
The Hershey Company«	725	41,216
Tyson Foods Incorporated Class A«	1,418	27,538

		1,019,055

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	11

Security Name	Shares	Value

Household Products: 1.24%
Clorox Company«	631	$42,555
Colgate-Palmolive Company	2,313	202,179
Kimberly-Clark Corporation«	1,859	123,735
Procter & Gamble Company	13,209	839,696

		1,208,165

Personal Products: 0.12%
Avon Products Incorporated	2,035	56,980
Estee Lauder Companies Incorporated Class A«	539	56,697

		113,677

Tobacco: 0.99%
Altria Group Incorporated	9,907	261,644
Lorillard Incorporated	680	74,032
Philip Morris International	8,416	561,936
Reynolds American Incorporated	1,599	59,243

		956,855

Energy: 7.43%

Energy Equipment & Services: 1.39%
Baker Hughes Incorporated	2,056	149,183
Cameron International Corporation†«	1,159	58,286
Diamond Offshore Drilling Incorporated«	328	23,094
FMC Technologies Incorporated†«	1,137	50,926
Halliburton Company«	4,330	220,830
Helmerich & Payne Incorporated«	506	33,457
Nabors Industries Limited†	1,359	33,486
National Oilwell Varco Incorporated«	2,002	156,576
Noble Corporation«	1,193	47,016
Rowan Companies Incorporated†	603	23,402
Schlumberger Limited	6,421	554,774

		1,351,030

Oil, Gas & Consumable Fuels: 6.04%
Alpha Natural Resources Incorporated†	1,072	48,712
Anadarko Petroleum Corporation	2,354	180,693
Apache Corporation	1,814	223,829
Cabot Oil & Gas Corporation	494	32,757
Chesapeake Energy Corporation	3,112	92,395
Chevron Corporation	9,513	978,317
ConocoPhillips	6,689	502,946
CONSOL Energy Incorporated	1,072	51,971
Denbury Resources Incorporated†«	1,880	37,600
Devon Energy Corporation	2,001	157,699
El Paso Corporation«	3,639	73,508
EOG Resources Incorporated	1,270	132,779
EQT Corporation	707	37,132
Exxon Mobil Corporation	23,312	1,897,131
Hess Corporation	1,430	106,907
Marathon Oil Corporation	3,369	177,479

12	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corporation	915	$60,079
Newfield Exploration Company†	625	42,513
Noble Energy Incorporated«	835	74,841
Occidental Petroleum Corporation	3,846	400,138
Peabody Energy Corporation	1,281	75,464
Pioneer Natural Resources Company«	552	49,443
QEP Resources Incorporated	836	34,970
Range Resources Corporation«	760	42,180
Southwestern Energy Company†«	1,646	70,580
Spectra Energy Corporation	3,076	84,313
Sunoco Incorporated	573	23,900
Tesoro Petroleum Corporation†«	680	15,579
The Williams Companies Incorporated	2,783	84,186
Valero Energy Corporation	2,698	68,988

		5,859,029

Financials: 9.26%

Capital Markets: 1.35%
Ameriprise Financial Incorporated	1,146	66,101
Bank of New York Mellon Corporation	5,876	150,543
BlackRock Incorporated	454	87,082
Charles Schwab Corporation«	4,740	77,973
E*TRADE Financial Corporation†	1,191	16,436
Federated Investors Incorporated Class B	440	10,490
Franklin Resources Incorporated	682	89,540
Goldman Sachs Group Incorporated	2,450	326,071
INVESCO Limited	2,186	51,152
Janus Capital Group Incorporated	881	8,317
Legg Mason Incorporated	704	23,063
Morgan Stanley	7,310	168,203
Northern Trust Corporation	1,144	52,578
State Street Corporation	2,385	107,540
T. Rowe Price Group Incorporated«	1,229	74,158

		1,309,247

Commercial Banks: 1.57%
Branch Banking & Trust Corporation«	3,296	88,465
Comerica Incorporated	836	28,901
Fifth Third Bancorp	4,347	55,424
First Horizon National Corporation	1,246	11,887
Huntington Bancshares Incorporated	4,086	26,804
KeyCorp«	4,499	37,477
M&T Bank Corporation	593	52,154
Marshall & Ilsley Corporation«	2,508	19,989
PNC Financial Services Group Incorporated«	2,490	148,429
Regions Financial Corporation	5,946	36,865
SunTrust Banks Incorporated	2,540	65,532
US Bancorp	9,117	232,575
Wells Fargo & Company(l)	25,030	702,342

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	13

Security Name	Shares	Value

Commercial Banks (continued)
Zions Bancorporation«	869	$20,865

		1,527,709

Consumer Finance: 0.89%
American Express Company	4,949	255,863
Capital One Financial Corporation	2,172	112,227
Discover Financial Services	2,581	69,042
MasterCard Incorporated	445	134,096
SLM Corporation	2,496	41,958
Visa Incorporated Class A«	2,266	190,933
Western Union Company	2,992	59,930

		864,049

Diversified Financial Services: 2.85%
Bank of America Corporation	47,954	525,576
Berkshire Hathaway Incorporated Class B†	8,193	634,056
Citigroup Incorporated	13,822	575,548
CME Group Incorporated	317	92,434
InterContinental Exchange Incorporated†	347	43,274
JPMorgan Chase & Company	18,805	769,877
Leucadia National Corporation«	937	31,952
Moody’s Corporation«	937	35,934
NASDAQ Stock Market Incorporated†	710	17,963
NYSE Euronext Incorporated	1,238	42,426

		2,769,040

Insurance: 1.55%
ACE Limited	1,596	105,049
AFLAC Incorporated	2,213	103,303
Allstate Corporation«	2,474	75,531
American International Group Incorporated†«	2,064	60,516
AON Corporation	1,564	80,233
Assurant Incorporated	456	16,539
Chubb Corporation	1,384	86,652
Cincinnati Financial Corporation	771	22,498
Genworth Financial Incorporated†	2,321	23,860
Hartford Financial Services Group Incorporated	2,107	55,562
Lincoln National Corporation	1,483	42,251
Loews Corporation	1,470	61,872
Marsh & McLennan Companies Incorporated	2,592	80,844
MetLife Incorporated	5,002	219,438
Principal Financial Group Incorporated«	1,520	46,238
Prudential Financial Incorporated	2,309	146,829
The Progressive Corporation«	3,093	66,128
The Travelers Companies Incorporated	1,982	115,709
Torchmark Corporation	359	23,026
UnumProvident Corporation	1,456	37,099
XL Group plc	1,464	32,179

		1,501,356

14	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Real Estate Management & Development: 0.04%
CB Richard Ellis Group Incorporated Class A†	1,381	$34,677

REIT: 0.97%
Apartment Investment & Management Company Class A	565	14,424
AvalonBay Communities Incorporated	413	53,029
Boston Properties Incorporated	689	73,144
Equity Residential«	1,394	83,640
HCP Incorporated«	1,921	70,481
Health Care REIT Incorporated	836	43,831
Host Hotels & Resorts Incorporated«	3,247	55,037
Kimco Realty Corporation	1,925	35,882
Plum Creek Timber Company«	766	31,054
Prologis Incorporated«	2,150	77,056
Public Storage Incorporated«	662	75,475
Simon Property Group Incorporated«	1,388	161,327
Ventas Incorporated«	773	40,745
Vornado Realty Trust«	776	72,308
Weyerhaeuser Company	2,548	55,699

		943,132

Thrifts & Mortgage Finance: 0.04%
Hudson City Bancorp Incorporated	2,492	20,409
People’s United Financial Incorporated«	1,782	23,950

		44,359

Health Care: 6.77%

Biotechnology: 0.72%
Amgen Incorporated†	4,399	256,682
Biogen Idec Incorporated†	1,143	122,210
Celgene Corporation†	2,190	132,101
Cephalon Incorporated†	364	29,084
Gilead Sciences Incorporated†	3,724	154,211

		694,288

Health Care Equipment & Supplies: 1.18%
Baxter International Incorporated	2,699	161,103
Becton Dickinson & Company«	1,035	89,186
Boston Scientific Corporation†	7,232	49,973
C.R. Bard Incorporated«	405	44,493
CareFusion Corporation†	1,057	28,719
Covidien plc	2,346	124,878
DENTSPLY International Incorporated«	666	25,361
Edwards Lifesciences Corporation†«	542	47,252
Hospira Incorporated†	793	44,931
Intuitive Surgical Incorporated†«	185	68,840
Medtronic Incorporated	5,060	194,962
St. Jude Medical Incorporated	1,556	74,190
Stryker Corporation	1,579	92,672
Varian Medical Systems Incorporated†«	554	38,791

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	15

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)
Zimmer Holdings Incorporated†«	908	$57,386

		1,142,737

Health Care Providers & Services: 1.30%
Aetna Incorporated	1,795	79,142
AmerisourceBergen Corporation«	1,296	53,654
Cardinal Health Incorporated	1,659	75,352
CIGNA Corporation	1,280	65,830
Coventry Health Care Incorporated†	701	25,565
DaVita Incorporated†	451	39,061
Express Scripts Incorporated†	2,505	135,220
Humana Incorporated	796	64,110
Laboratory Corporation of America Holdings†	474	45,878
McKesson Corporation	1,193	99,794
Medco Health Solutions Incorporated†	1,892	106,936
Patterson Companies Incorporated	453	14,899
Quest Diagnostics Incorporated	744	43,970
Tenet Healthcare Corporation†«	2,316	14,452
UnitedHealth Group Incorporated«	5,127	264,451
WellPoint Incorporated«	1,737	136,823

		1,265,137

Health Care Technology: 0.04%
Cerner Corporation†	684	41,799

Life Sciences Tools & Services: 0.22%
Life Technologies Corporation†	846	44,051
PerkinElmer Incorporated	533	14,343
Thermo Fisher Scientific Incorporated†	1,813	116,739
Waters Corporation†	433	41,455

		216,588

Pharmaceuticals: 3.31%
Abbott Laboratories	7,355	387,020
Allergan Incorporated	1,442	120,047
Bristol-Myers Squibb Company	8,073	233,794
Eli Lilly & Company	4,821	180,932
Forest Laboratories Incorporated†	1,354	53,266
Johnson & Johnson	12,972	862,897
Merck & Company Incorporated	14,607	515,481
Mylan Laboratories Incorporated†«	2,078	51,264
Pfizer Incorporated	37,392	770,275
Watson Pharmaceuticals Incorporated†«	598	41,101

		3,216,077

Industrials: 6.54%

Aerospace & Defense: 1.64%
Boeing Company	3,493	258,237
General Dynamics Corporation	1,760	131,155
Goodrich Corporation	590	56,345

16	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Aerospace & Defense (continued)
Honeywell International Incorporated	3,724	$221,913
ITT Corporation«	871	51,328
L-3 Communications Holdings Incorporated«	502	43,900
Lockheed Martin Corporation«	1,347	109,067
Northrop Grumman Corporation	1,385	96,050
Precision Castparts Corporation«	680	111,962
Raytheon Company	1,685	83,997
Rockwell Collins Incorporated	729	44,972
United Technologies Corporation	4,331	383,337

		1,592,263

Air Freight & Logistics: 0.61%
C.H. Robinson Worldwide Incorporated«	771	60,786
Expeditors International of Washington Incorporated	1,005	51,446
FedEx Corporation«	1,493	141,611
United Parcel Service Incorporated Class B	4,667	340,364

		594,207

Airlines: 0.05%
Southwest Airlines Company«	3,746	42,779

Building Products: 0.02%
Masco Corporation«	1,694	20,379

Commercial Services & Supplies: 0.34%
Avery Dennison Corporation	500	19,315
Cintas Corporation«	598	19,752
Dun & Bradstreet Corporation	233	17,601
Equifax Incorporated	582	20,207
Iron Mountain Incorporated«	949	32,351
Pitney Bowes Incorporated	964	22,162
Republic Services Incorporated«	1,435	44,270
Robert Half International Incorporated	694	18,759
RR Donnelley & Sons Company	887	17,394
Stericycle Incorporated†	406	36,183
Waste Management Incorporated	2,244	83,634

		331,628

Construction & Engineering: 0.10%
Fluor Corporation	824	53,280
Jacobs Engineering Group Incorporated†	600	25,950
Quanta Services Incorporated†«	1,022	20,644

		99,874

Electrical Equipment: 0.31%
Emerson Electric Company«	3,557	200,081
Rockwell Automation Incorporated«	682	59,170
Roper Industries Incorporated«	453	37,735

		296,986

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	17

Security Name	Shares	Value

Industrial Conglomerates: 1.45%
3M Company	3,362	$318,886
General Electric Company	50,190	946,583
Textron Incorporated«	1,306	30,835
Tyco International Limited«	2,219	109,685

		1,405,989

Machinery: 1.39%
Caterpillar Incorporated	3,049	324,597
Cummins Incorporated	928	96,039
Danaher Corporation	2,576	136,502
Deere & Company	1,986	163,746
Dover Corporation«	882	59,800
Eaton Corporation	1,614	83,040
Flowserve Corporation«	264	29,011
Illinois Tool Works Incorporated	2,366	133,655
Ingersoll-Rand plc«	1,567	71,157
Joy Global Incorporated«	497	47,334
Paccar Incorporated«	1,729	88,335
Pall Corporation	549	30,870
Parker Hannifin Corporation	767	68,831
Snap-On Incorporated	275	17,182

		1,350,099

Road & Rail: 0.53%
CSX Corporation«	5,218	136,816
Norfolk Southern Corporation	1,671	125,208
Ryder System Incorporated«	242	13,758
Union Pacific Corporation	2,321	242,312

		518,094

Trading Companies & Distributors: 0.10%
Fastenal Company«	1,395	50,206
W.W. Grainger Incorporated«	275	42,254

		92,460

Information Technology: 10.22%

Communications Equipment: 1.27%
American Tower Corporation Class A†	1,877	98,223
Cisco Systems Incorporated	26,029	406,313
F5 Networks Incorporated†	383	42,226
Harris Corporation«	601	27,081
JDS Uniphase Corporation†«	1,074	17,893
Juniper Networks Incorporated†	2,522	79,443
Motorola Mobility Holdings Incorporated†	1,396	30,768
Motorola Solutions Incorporated†«	1,606	73,940
QUALCOMM Incorporated	7,901	448,698
Tellabs Incorporated	1,719	7,925

		1,232,510

18	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Computers & Peripherals: 2.49%
Apple Incorporated†	4,376	$1,468,892
Dell Incorporated†«	7,770	129,526
EMC Corporation†«	9,737	268,254
Hewlett-Packard Company	9,815	357,266
Lexmark International Incorporated†«	374	10,943
NetApp Incorporated†«	1,740	91,837
SanDisk Corporation†	1,128	46,812
Western Digital Corporation†	1,099	39,982

		2,413,512

Electronic Equipment & Instruments: 0.34%
Agilent Technologies Incorporated†	1,647	84,178
Amphenol Corporation Class A«	833	44,974
Corning Incorporated	7,429	134,836
FLIR Systems Incorporated«	755	25,451
Jabil Circuit Incorporated«	930	18,786
Molex Incorporated	658	16,957

		325,182

Internet Software & Services: 0.96%
Akamai Technologies Incorporated†«	883	27,788
eBay Incorporated†	5,405	174,419
Google Incorporated Class A†	1,189	602,086
Monster Worldwide Incorporated†«	612	8,972
VeriSign Incorporated	797	26,668
Yahoo! Incorporated†	6,166	92,737

		932,670

IT Services: 1.50%
Automatic Data Processing Incorporated«	2,364	124,536
Cognizant Technology Solutions Corporation Class A†	1,439	105,536
Computer Sciences Corporation«	733	27,825
Fidelity National Information Services Incorporated	1,273	39,196
Fiserv Incorporated†	679	42,526
International Business Machines Corporation	5,732	983,325
Paychex Incorporated	1,524	46,817
SAIC Incorporated†«	1,320	22,202
Teradata Corporation†	798	48,040
Total System Services Incorporated	765	14,214

		1,454,217

Office Electronics: 0.07%
Xerox Corporation	6,631	69,029

Semiconductors & Semiconductor Equipment: 1.42%
Advanced Micro Devices Incorporated†«	2,733	19,104
Altera Corporation	1,524	70,637
Analog Devices Incorporated	1,418	55,501
Applied Materials Incorporated	6,238	81,156
Broadcom Corporation Class A	2,258	75,959

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	19

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar Incorporated†«	256	$33,861
Intel Corporation	25,091	556,017
KLA-Tencor Corporation«	794	32,141
Linear Technology Corporation	1,077	35,563
LSI Logic Corporation†	2,866	20,406
MEMC Electronic Materials Incorporated†	1,090	9,298
Microchip Technology Incorporated«	901	34,157
Micron Technology Incorporated†«	4,075	30,481
National Semiconductor Corporation	1,141	28,080
Novellus Systems Incorporated†	422	15,251
NVIDIA Corporation†«	2,840	45,255
Teradyne Incorporated†	877	12,980
Texas Instruments Incorporated	5,495	180,401
Xilinx Incorporated«	1,257	45,843

		1,382,091

Software: 2.17%
Adobe Systems Incorporated†	2,387	75,071
Autodesk Incorporated†	1,092	42,151
BMC Software Incorporated†	836	45,729
CA Incorporated«	1,796	41,021
Citrix Systems Incorporated†	889	71,120
Compuware Corporation†	1,032	10,072
Electronic Arts Incorporated†«	1,573	37,123
Intuit Incorporated†	1,294	67,107
Microsoft Corporation	35,119	913,094
Oracle Corporation	18,440	606,860
Red Hat Incorporated†«	913	41,907
Salesforce.com Incorporated†«	570	84,919
Symantec Corporation†	3,575	70,499

		2,106,673

Materials: 2.15%

Chemicals: 1.28%
Air Products & Chemicals Incorporated	1,002	95,771
Airgas Incorporated	330	23,113
CF Industries Holdings Incorporated	338	47,884
Dow Chemical Company	5,563	200,268
E.I. du Pont de Nemours & Company	4,395	237,550
Eastman Chemical Company«	336	34,296
Ecolab Incorporated«	1,097	61,849
FMC Corporation	339	29,161
International Flavors & Fragrances Incorporated	380	24,411
Monsanto Company	2,536	183,961
PPG Industries Incorporated«	748	67,911
Praxair Incorporated«	1,439	155,973
Sherwin-Williams Company	418	35,058
Sigma-Aldrich Corporation«	576	42,267

		1,239,473

20	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Construction Materials: 0.02%
Vulcan Materials Company«	611	$23,542

Containers & Packaging: 0.09%
Ball Corporation«	794	30,537
Bemis Company Incorporated«	498	16,822
Owens-Illinois Incorporated†	776	20,029
Sealed Air Corporation	757	18,009

		85,397

Metals & Mining: 0.67%
AK Steel Holding Corporation«	521	8,211
Alcoa Incorporated«	5,034	79,839
Allegheny Technologies Incorporated«	502	31,862
Cliffs Natural Resources Incorporated«	684	63,236
Freeport-McMoRan Copper & Gold Incorporated Class B«	4,483	237,151
Newmont Mining Corporation	2,336	126,074
Nucor Corporation	1,495	61,624
Titanium Metals Corporation	426	7,804
United States Steel Corporation«	680	31,307

		647,108

Paper & Forest Products: 0.09%
International Paper Company«	2,069	61,698
MeadWestvaco Corporation«	803	26,748

		88,446

Telecommunication Services: 1.71%

Diversified Telecommunication Services: 1.61%
AT&T Incorporated	28,026	880,297
CenturyTel Incorporated	2,842	114,902
Frontier Communications Corporation«	4,709	38,002
Verizon Communications Incorporated	13,388	498,435
Windstream Corporation«	2,413	31,272

		1,562,908

Wireless Telecommunication Services: 0.10%
MetroPCS Communications Incorporated†	1,256	21,616
Sprint Nextel Corporation†«	14,158	76,312

		97,928

Utilities: 1.98%

Electric Utilities: 1.14%
American Electric Power Company Incorporated	2,280	85,910
Consolidated Edison Incorporated«	1,384	73,684
Duke Energy Corporation«	6,300	118,629
Edison International	1,541	59,714
Entergy Corporation	842	57,492
Exelon Corporation«	3,134	134,261
FirstEnergy Corporation	1,979	87,373

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	21

Security Name			Shares	Value

Electric Utilities (continued)
Nextera Energy Incorporated			1,996	$114,690
Northeast Utilities			836	29,402
Pepco Holdings Incorporated«			1,068	20,965
Pinnacle West Capital Corporation			515	22,959
PPL Corporation			2,731	76,004
Progress Energy Incorporated			1,393	66,878
The Southern Company«			4,018	162,247

				1,110,208

Gas Utilities: 0.05%
Nicor Incorporated			215	11,769
ONEOK Incorporated«			506	37,449

				49,218

Independent Power Producers & Energy Traders: 0.11%
AES Corporation†			3,108	39,596
Constellation Energy Group Incorporated			949	36,024
NRG Energy Incorporated†«			1,140	28,021

				103,641

Multi-Utilities: 0.68%
Ameren Corporation«			1,141	32,906
CenterPoint Energy Incorporated			2,013	38,952
CMS Energy Corporation			1,194	23,510
Dominion Resources Incorporated«			2,724	131,487
DTE Energy Company			801	40,066
Integrys Energy Group Incorporated			368	19,067
NiSource Incorporated«			1,323	26,791
PG&E Corporation			1,883	79,142
Public Service Enterprise Group Incorporated			2,394	78,140
SCANA Corporation«			540	21,260
Sempra Energy			1,133	59,913
TECO Energy Incorporated			1,017	19,211
Wisconsin Energy Corporation«			1,106	34,673
Xcel Energy Incorporated			2,291	55,671

				660,789

Total Common Stocks (Cost $46,845,692)				56,870,956

	Interest Rate	Maturity Date	Principal

US Treasury Securities: 34.98%
US Treasury Bond	3.50%	02/15/2039	$1,892,000	1,624,755
US Treasury Bond	3.88	08/15/2040	3,314,000	3,034,381
US Treasury Bond	4.25	05/15/2039	2,344,000	2,299,319
US Treasury Bond	4.25	11/15/2040	3,256,000	3,182,740
US Treasury Bond	4.38	02/15/2038	1,150,000	1,157,546
US Treasury Bond	4.38	11/15/2039	3,141,000	3,142,473
US Treasury Bond	4.38	05/15/2040	3,181,000	3,179,028
US Treasury Bond«	4.38	05/15/2041	1,254,000	1,252,044
US Treasury Bond	4.50	02/15/2036	1,873,000	1,935,629

22	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

US Treasury Securities (continued)
US Treasury Bond	4.50%	05/15/2038	$1,401,000	$1,438,213
US Treasury Bond	4.50	08/15/2039	2,669,000	2,729,053
US Treasury Bond	4.63	02/15/2040	3,202,000	3,338,585
US Treasury Bond	4.75	02/15/2037	1,080,000	1,155,432
US Treasury Bond	4.75	02/15/2041	3,074,000	3,267,567
US Treasury Bond	5.00	05/15/2037	1,092,000	1,212,973

Total US Treasury Securities (Cost $34,579,526)				33,949,738

Short-Term Investments: 16.98%

Corporate Bonds and Notes: 0.87%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	432,298	180,874
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,190,699	666,791

				847,665

	Yield		Shares

Investment Companies: 13.01%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04		2,238,035	2,238,035
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.14		10,388,279	10,388,279

				12,626,314

			Principal

US Treasury Securities: 3.10%
US Treasury Bill#(z)	0.01	08/04/2011	$1,560,000	1,559,983
US Treasury Bill#(z)	0.01	11/03/2011	1,450,000	1,449,788

				3,009,771

Total Short-Term Investments (Cost $16,043,613)				16,483,750

Total Investments in Securities
(Cost $97,468,831)*	110.55%	107,304,444
Other Assets and Liabilities, Net	(10.55)	(10,237,342)

Total Net Assets	100.00%	$97,067,102

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity.

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate. The total cost of affiliated investments is $13,711,623.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

*	Cost for federal income tax purposes is $99,044,501 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,071,515
Gross unrealized depreciation	(6,811,572)

Net unrealized appreciation	$8,259,943

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	23

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$93,975,788
In affiliated securities, at value	13,328,656

Total investments, at value (see cost below)	107,304,444
Receivable for investments sold	6,669
Receivable for Fund shares sold	1,762
Receivable for dividends and interest	459,496
Receivable for daily variation margin on open futures contracts	322,650
Receivable for securities lending income	1,354
Prepaid expenses and other assets	4,311

Total assets	108,100,686

Liabilities
Payable for investments purchased	1,183
Payable for Fund shares redeemed	142,844
Payable upon receipt of securities loaned	10,796,174
Advisory fee payable	38,461
Distribution fees payable	19,241
Due to other related parties	9,939
Accrued expenses and other liabilities	25,742

Total liabilities	11,033,584

Total net assets	$97,067,102

NET ASSETS CONSIST OF
Paid-in capital	$115,672,509
Undistributed net investment income	43,829
Accumulated net realized losses on investments	(29,542,981)
Net unrealized gains on investments	10,893,745

Total net assets	$97,067,102

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$97,067,102
Shares outstanding – Class 2	8,000,288
Net asset value per share – Class 2	$12.13

Total investments, at cost	$97,468,831

Securities on loan, at value	$10,553,424

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Index Asset Allocation Fund	Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)

Investment income
Dividends	$597,016
Interest	742,238
Income from affiliated securities	7,963
Securities lending income, net	11,072

Total investment income	1,358,289

Expenses
Advisory fee	272,906
Administration fees
Fund level	24,810
Class 2	39,695
Distribution fees
Class 2	124,048
Custody and accounting fees	16,899
Professional fees	12,079
Shareholder report expenses	4,823
Trustees’ fees and expenses	5,187
Other fees and expenses	3,564

Total expenses	504,011
Less: Fee waivers and/or expense reimbursements	(13,428)

Net expenses	490,583

Net investment income	867,706

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,290,778
Affiliated securities	(8,950)
Futures transactions	1,196,593

Net realized gains on investments	2,478,421

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,680,719
Affiliated securities	(67,705)
Futures transactions	(452,334)

Net change in unrealized gains (losses) on investments	1,160,680

Net realized and unrealized gains (losses) on investments	3,639,101

Net increase in net assets resulting from operations	$4,506,807

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage VT Index Asset Allocation Fund	25

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010

Operations
Net investment income		$867,706			$1,836,429
Net realized gains on investments		2,478,421			160,010
Net change in unrealized gains (losses) on investments		1,160,680			10,765,649

Net increase in net assets resulting from operations		4,506,807			12,762,088

Distributions to shareholders from
Net investment income – Class 2		(911,751)			(1,839,244)[1]

	Shares		Shares

Capital share transactions
Proceeds from shares sold – Class 2	44,520	538,267	139,292	[1]	1,515,929 [1]
Reinvestment of distributions – Class 2	76,381	911,751	168,941	[1]	1,839,244 [1]
Payment for shares redeemed – Class 2	(904,582)	(10,923,547)	(2,281,355)[1]		(24,603,284)[1]

Net decrease in net assets resulting from capital share transactions		(9,473,529)			(21,248,111)

Total decrease in net assets		(5,878,473)			(10,325,267)

Net assets
Beginning of period		102,945,575			113,270,842

End of period		$97,067,102			$102,945,575

Undistributed net investment income		$43,829			$87,874

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Index Asset Allocation Fund	Financial Highlights (Unaudited)

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Class 2
January 1, 2011 to June 30, 2011 (Unaudited)	$11.72	0.11	0.41	(0.11)
January 1, 2010 to December 31, 2010[2]	$10.53	0.20	1.18	(0.19)
January 1, 2009 to December 31, 2009[2]	$9.31	0.19	1.22	(0.19)
January 1, 2008 to December 31, 2008[2]	$14.64	0.30	(4.32)	(0.30)
January 1, 2007 to December 31, 2007[2]	$14.13	0.34	0.73	(0.33)
January 1, 2006 to December 31, 2006[2]	$13.05	0.31	1.23	(0.31)

1.	Returns for period of less than one year are not annualized.

2.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	27

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses	Net Expenses

0.00	$12.13	1.75%	1.02%	0.99%	4.47%	7%	$97,067
0.00	$11.72	1.76%	1.10%	1.00%	13.29%	25%	$102,946
0.00	$10.53	2.01%	1.07%	1.00%	15.46%	43%	$113,271
(1.01)	$9.31	2.37%	1.07%	1.00%	(29.11)%	21%	$125,958
(0.23)	$14.64	2.26%	1.02%	1.00%	7.60%	25%	$254,054
(0.15)	$14.13	2.27%	1.02%	1.00%	12.14%	12%	$288,387

28	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	29

Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

30	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2010, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $27,748,200 with $24,023,633 expiring in 2016 and $3,724,567 expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$56,870,956	$0	$0	$56,870,956
U.S. Treasury obligations	33,949,738	0	0	33,949,738
Short-term investments
Corporate bonds and notes	0	0	847,665	847,665
Investment companies	2,238,035	10,388,279	0	12,626,314
U.S. Treasury obligations	3,009,771	0	0	3,009,771
	$96,068,500	$10,388,279	$847,665	$107,304,444

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	31

As of June 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$1,058,132	$0	$0	$1,058,132

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds and notes
Balance as of December 31, 2010	$967,562
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	108,797
Purchases	0
Sales	(228,694)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of June 30, 2011	$847,665
Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$5,274

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

32	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$6,267,901	$6,015,588	$16,032,043	$3,010,000

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2011, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocative strategy.

At June 30, 2011, the Fund had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Contract Amount	Value at June 30, 2011	Net Unrealized Gains (Losses)
September 2011	80 Long	S&P 500 Index	$25,434,025	$26,310,000	$875,975
September 2011	2 Long	30-Year U.S. Treasury Bonds	246,906	246,063	(843)
September 2011	192 Short	30-Year U.S. Treasury Bonds	23,805,000	23,622,000	183,000

The Fund had average contract amounts of $26,834,337 and $25,738,661 in long and short futures contracts, respectively, during the six months ended June 30, 2011.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows for the Fund:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$183,000	*	Net assets – Net unrealized gains on investments	$843	*
Equity contracts	Net assets – Net unrealized gains on investments	875,975	*	Net assets – Net unrealized gains on investments	0
		$1,058,975			$843

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of June 30, 2011 is reported separately on the Statement of Assets and Liabilities.

	Amount of Realized Gains (Losses) on Futures Contracts	Change in Unrealized Gains (Losses) on Futures Contracts
Interest rate contracts	$(5,935)	$(803,634)
Equity contracts	1,202,528	351,300
	$1,196,593	$(452,334)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	33

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of June 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

34	Wells Fargo Advantage VT Index Asset Allocation Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	35

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

36	Wells Fargo Advantage VT Index Asset Allocation Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	37

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT Index Asset Allocation Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds

38	Wells Fargo Advantage VT Index Asset Allocation Fund	Other Information (Unaudited)

(the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was lower than the median performance of the Universe for the three-, five- and ten-year periods under review and higher than the median performance of the Universe for the one-year period. The Board further noted that the Fund outperformed its benchmark for the first quarter and ranked in the 9th percentile of its peer group.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	39

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

40	Wells Fargo Advantage VT Index Asset Allocation Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204047 08-11 SVT2/SAR136 6-11

Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■	Wells Fargo Advantage VT International Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Total Return Bond Fund
VT International Equity Fund	VT Opportunity Fund†	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 Fund SM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT International Equity Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT International Equity Fund for the six-month period that ended June 30, 2011. The equity market finished the first half of 2011 on track to deliver a double-digit gain for the full year. However, this solid performance belies the uneven path that the market followed as investors faced a variety of global and domestic challenges during the period—particularly in the second quarter when market volatility and uncertainty were dominant themes.

As always, we believe that most investors can benefit from building and maintaining a sound, well-diversified investment strategy—no matter what the future holds. Over the long term, such a strategy may enable you to balance risks and opportunities as you pursue your personal financial goals in a dynamic market environment.

The economic recovery continued but lost some momentum.

While the economic recovery continued throughout the period, growth remained decidedly subpar compared with most previous recovery cycles. U.S. gross domestic product (GDP) was estimated to have grown at an annualized rate of only 1.3% during the second quarter of 2011, while the initial estimate of first-quarter GDP growth was revised sharply downward from 1.9% to 0.4%.

In the early months of 2011, a string of upbeat economic data led to widespread optimism regarding the strength of the recovery. As we entered spring, however, it became increasingly apparent that the economy had entered a soft patch, casting renewed doubts on the sustainability of the recovery. Although there have been indications that the U.S. economy could move towards a more sustainable recovery, the path has remained uneven at times over the past six months. Considering ongoing economic uncertainties and sovereign debt concerns facing the U.S and many areas of the euro zone, consensus among economists is that the economy will likely continue to experience sub-par growth during the second half of 2011.

Persistent weakness in the labor and housing markets slowed growth.

As has often been the case in recent years, the beleaguered labor and housing markets exerted a powerful drag on economic growth. Both showed signs of stabilization in late 2010 and early 2011, only to falter in the ensuing months.

Although the private sector has been adding jobs, the pace of hiring has not been nearly brisk enough to produce a sustained drop in the unemployment rate, which edged up to 9.2% in June. Housing has arguably been even more troublesome, with sluggish home sales and housing starts at one point pushing prices down to levels not seen since 2002. Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

With inflation low, the Federal Reserve sought to stimulate the economy.

Elevated food and gasoline prices were another ongoing source of concern, stirring fears of broader inflation. While those prices retreated somewhat in the second quarter, they continued to pose a threat to consumer spending as the period drew to a close.

Yet, so-called “core” inflation, which excludes volatile food and energy prices, has remained fairly mild in the absence of meaningful wage growth. Consequently, the Federal Reserve (Fed) reiterated in its June 2011 statement that it intends to keep short-term interest rates at exceptionally low levels for an extended period in an effort to foster a more robust economic recovery. Meanwhile, the Fed completed its second round of quantitative easing (QE2)—a $600 billion Treasury purchase program—as scheduled on June 30.

Letter to Shareholders	Wells Fargo Advantage VT International Equity Fund	3

The equity market demonstrated resilience against a challenging backdrop.

By putting downward pressure on Treasury yields, QE2 helped fuel the equity market’s advance over the past two years. Better-than-expected corporate earnings have also played a key role in driving stock prices higher—a trend that was once again evident in the results that companies reported in January and April 2011. Despite the natural disasters in Japan and the geopolitical turmoil in the Middle East and North Africa, the markets staged a strong rally through the first four months of the year.

In May and June of 2011, however, the market reversed course for six straight weeks amid mounting anxiety over disappointing economic data. A number of other issues also worried investors, including severe weather, wrangling over the federal budget deficit, Europe’s sovereign debt crisis, and the prospect of declining growth in China. Yet, a late-June surge pared the market’s losses, allowing the S&P 500 Index1 to record a slightly positive total return for the second quarter.

For the full six-month period, the S&P 500 Index gained 6.0% on a total-return basis; the Russell 2000® Index2 of small-cap stocks returned 6.2%; and the MSCI EAFE Index3 of international stocks was up 5.0%.

Recent events have not altered our message to our shareholders.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility. This impressive rebound from a downturn of historic proportions underscores the importance of adhering to a long-term investment strategy through changing market conditions. By staying focused on the long term, you may be better positioned to both navigate falling markets and participate in rising markets.

To help you develop a well-diversified strategy based on your individual goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility.

4	Wells Fargo Advantage VT International Equity Fund	Performance Highlights

Wells Fargo Advantage VT International Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Francis X. Claró, CFA

FUND INCEPTION

August 17, 1998

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2011)
Toyota Motor Corporation	2.04%
Nestle SA	1.92%
Vodafone Group plc	1.82%
Sumitomo Heavy Industries Limited	1.79%
Novartis AG	1.68%
Repsol YPF SA	1.63%
HSBC Holdings plc	1.59%
Isuzu Motors Limited	1.57%
Fresenius SE & Company KGaA	1.51%
Randstad Holdings NV	1.50%

COUNTRY ALLOCATION[2] (AS OF JUNE 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights	Wells Fargo Advantage VT International Equity Fund	5

Wells Fargo Advantage VT International Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2011)3

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 1	08/17/1998	3.65	33.57	1.33	5.92	1.02%	0.70%
Class 2	07/31/2002	3.66	33.23	1.08	5.69	1.27%	0.95%
MSCI EAFE Free Index[6]		4.98	30.36	1.48	5.66

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Historical performance shown for Class 2 shares prior to their inception reflects the performance of Class 1 shares, adjusted to reflect the higher expenses applicable to Class 2 shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen VA International Equity Fund. Effective July 16, 2010, the Fund name changed from Wells Fargo Advantage VT International Core Fund to Wells Fargo Advantage VT International Equity Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.69% for Class 1 and 0.94% for Class 2. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East Free (“MSCI EAFE Free”) Index is an unmanaged group of securities widely regarded by investors to be representative of the stock markets of Europe, Australasia, and the Far East. MSCI Free Indices are constructed to reflect investment opportunities for global investors to account for local market restrictions on stock ownership by international investors. You cannot invest directly in an index.

6	Wells Fargo Advantage VT International Equity Fund	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01-01-2011	Ending Account Value 06-30-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class 1
Actual	$1,000.00	$1,036.52	$3.48	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%
Class 2
Actual	$1,000.00	$1,036.59	$4.75	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT International Equity Fund	7

Security Name	Shares	Value

Common Stocks: 95.52%

Argentina: 0.81%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	120,328	$1,655,713
YPF SA ADR (Energy, Oil, Gas & Consumable Fuels)	16,774	755,669

		2,411,382

Australia: 2.86%
AMP Limited (Financials, Insurance)	194,035	1,017,669
Commonwealth Bank of Australia (Financials, Commercial Banks)	42,510	2,384,573
Macquarie Group Limited (Financials, Capital Markets)	33,638	1,127,452
Newcrest Mining Limited (Materials, Metals & Mining)	62,158	2,514,035
Westpac Banking Corporation (Financials, Commercial Banks)	61,167	1,460,361

		8,504,090

Belgium: 0.76%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	39,108	2,268,498

Brazil: 0.43%
Banco Bradesco SA ADR (Financials, Commercial Banks)«	62,860	1,288,001

Canada: 4.82%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	113,030	3,749,205
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	83,172	3,486,592
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	33,413	1,031,717
Goldcorp Incorporated (Materials, Metals & Mining)	36,866	1,783,191
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	52,744	2,067,213
Teck Resources Limited (Materials, Metals & Mining)	43,070	2,189,114

		14,307,032

China: 4.39%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	12,541	1,757,370
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	42,576	1,991,705
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)«†	23,687	1,068,047
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	3,992,000	2,108,424
SINA Corporation (Information Technology, Internet Software & Services)«†	29,207	3,040,449
Tencent Holdings Limited (Information Technology, Internet Software & Services)	60,400	1,639,292
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	390,200	1,414,041

		13,019,328

Denmark: 0.78%
Carlsberg A/S (Consumer Staples, Beverages)	21,280	2,314,842

France: 11.56%
Alstom SA (Industrials, Machinery)«	35,988	2,219,033
BNP Paribas SA (Financials, Commercial Banks)	31,023	2,394,711
Carrefour SA (Consumer Staples, Food & Staples Retailing)«	35,727	1,467,245
Compagnie de Saint-Gobain (Industrials, Building Products)	43,387	2,809,587
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	120,474	2,562,054
Groupe Danone (Consumer Staples, Food Products)	31,629	2,359,846
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	19,166	3,449,182
Pernod-Ricard (Consumer Staples, Beverages)«	32,971	3,249,842

8	Wells Fargo Advantage VT International Equity Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

France (continued)
Peugeot SA (Consumer Discretionary, Automobiles)	33,317	$1,491,473
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	18,104	3,223,931
Publicis Groupe (Consumer Discretionary, Media)«	27,713	1,545,229
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	27,830	2,237,429
Technip SA (Energy, Energy Equipment & Services)	34,062	3,651,772
Total SA (Energy, Oil, Gas & Consumable Fuels)	28,656	1,657,233

		34,318,567

Germany: 9.66%
Allianz AG (Financials, Insurance)	20,112	2,809,504
BASF SE (Materials, Chemicals)†	24,681	2,418,408
Bayer AG (Health Care, Pharmaceuticals)	46,536	3,741,322
Daimler AG (Consumer Discretionary, Automobiles)	42,397	3,190,916
Deutsche Boerse AG (Financials, Diversified Financial Services)	16,326	1,240,578
E.ON AG (Utilities, Electric Utilities)	21,598	613,409
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	43,057	4,494,366
Hochtief AG (Industrials, Construction & Engineering)	17,258	1,441,537
Metro AG (Consumer Staples, Food & Staples Retailing)	32,844	1,990,404
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	10,376	1,586,680
SAP AG (Information Technology, Software)	31,676	1,917,784
Siemens AG (Industrials, Industrial Conglomerates)	23,545	3,233,415

		28,678,323

Israel: 0.60%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	37,172	1,792,434

Italy: 0.51%
Intesa Sanpaolo (Financials, Commercial Banks)	571,108	1,520,561

Japan: 12.53%
Canon Incorporated (Information Technology, Office Electronics)	49,000	2,318,986
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	992,000	4,670,120
JFE Holdings Incorporated (Materials, Metals & Mining)	40,200	1,100,563
Komatsu Limited (Industrials, Machinery)	90,900	2,819,419
Makita Corporation (Industrials, Machinery)	72,800	3,373,008
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	471,000	2,281,722
Nintendo Company Limited (Information Technology, Software)	10,400	1,946,811
NKSJ Holdings Incorporated (Financials, Insurance)†	165,000	1,084,218
Nomura Holdings Incorporated (Financials, Capital Markets)	333,800	1,641,945
Sumitomo Heavy Industries Limited (Industrials, Machinery)	767,000	5,316,266
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	23,800	729,624
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	23,900	1,297,348
Toshiba Corporation (Information Technology, Computers & Peripherals)	162,000	849,189
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	147,800	6,058,506
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	5,044	1,729,264

		37,216,989

Luxembourg: 0.21%
ArcelorMittal (Materials, Metals & Mining)	18,239	634,650

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT International Equity Fund	9

Security Name	Shares	Value

Netherlands: 5.07%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	46,605	$1,716,639
ING Groep NV (Financials, Diversified Financial Services)	191,854	2,361,784
Nielsen Holdings NV (Industrials, Professional Services)«†	30,945	964,246
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	96,597	4,465,053
Unilever NV (Consumer Staples, Food Products)	55,759	1,827,815
USG People NV (Industrials, Commercial Services & Supplies)	215,447	3,725,732

		15,061,269

Norway: 0.60%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	107,901	1,766,967

Singapore: 0.53%
DBS Group Holdings Limited (Financials, Commercial Banks)	132,000	1,575,446

South Korea: 1.97%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	13,169	2,923,292
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,771	2,917,479

		5,840,771

Spain: 4.30%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	63,531	745,327
Banco Santander Central Hispano SA (Financials, Commercial Banks)	113,839	1,314,561
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	21,795	1,986,122
International Consolidated Airlines Group SA (Industrials, Airlines)†	382,058	1,555,649
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	139,177	4,831,750
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	95,775	2,341,653

		12,775,062

Switzerland: 10.22%
ABB Limited (Industrials, Electrical Equipment)	102,096	2,647,271
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	56,421	3,694,292
Credit Suisse Group AG (Financials, Capital Markets)	60,811	2,365,174
Nestle SA (Consumer Staples, Food Products)	91,896	5,711,051
Novartis AG (Health Care, Pharmaceuticals)	81,333	4,982,039
Roche Holdings AG (Health Care, Pharmaceuticals)	13,236	2,215,052
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,642	3,348,058
UBS AG (Financials, Capital Markets)	125,945	2,296,446
Zurich Financial Services AG (Financials, Insurance)	12,214	3,088,548

		30,347,931

United Kingdom: 22.91%
Anglo American plc (Materials, Metals & Mining)	34,288	1,699,068
Antofagasta plc (Materials, Metals & Mining)	145,000	3,244,087
Ashtead Group plc (Industrials, Trading Companies & Distributors)	561,902	1,533,103
Barclays plc (Financials, Commercial Banks)	567,319	2,335,026
BG Group plc (Health Care, Health Care Providers & Services)†	119,977	2,722,759
BHP Billiton plc (Materials, Metals & Mining)	100,152	3,941,321
BP plc (Energy, Oil, Gas & Consumable Fuels)	427,774	3,148,890
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	107,772	2,508,047
Cookson Group plc (Utilities, Multi-Utilities)	126,401	1,364,283

10	Wells Fargo Advantage VT International Equity Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name		Shares	Value

United Kingdom (continued)
Diageo plc (Consumer Staples, Beverages)		174,729	$3,569,893
Experian Group Limited (Financials, Diversified Financial Services)		107,998	1,375,385
Game Group plc (Consumer Discretionary, Specialty Retail)«		1,359,911	791,189
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		142,616	3,053,415
HSBC Holdings plc (Financials, Commercial Banks)		474,984	4,714,224
Intertek Group plc (Industrials, Commercial Services & Supplies)		48,520	1,536,419
Kingfisher plc (Consumer Discretionary, Specialty Retail)		334,425	1,434,158
Land Securities Group plc (Financials, REIT)		54,561	746,515
Lloyds TSB Group plc (Financials, Commercial Banks)†		1,963,539	1,544,178
New World Resources plc (Materials, Metals & Mining)		107,567	1,579,654
Persimmon plc (Consumer Discretionary, Household Durables)		238,860	1,848,938
Rio Tinto plc (Materials, Metals & Mining)		54,013	3,892,734
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		118,601	4,221,936
SABMiller plc (Consumer Staples, Beverages)		55,609	2,027,307
Standard Chartered plc (Financials, Commercial Banks)		56,436	1,483,651
Travis Perkins plc (Industrials, Trading Companies & Distributors)		120,425	1,912,468
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		2,032,179	5,391,338
WPP plc (Consumer Discretionary, Media)		146,859	1,838,472
Xstrata plc (Materials, Metals & Mining)		116,359	2,561,284

			68,019,742

Total Common Stocks (Cost $230,949,864)			283,661,885

	Yield

Short-Term Investments: 13.91%

Investment Companies: 13.91%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04%	24,256,617	24,256,617
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)	0.14	17,054,816	17,054,816

Total Short-Term Investments (Cost $41,311,433)			41,311,433

Total Investments in Securities (Cost $272,261,297)*	109.43%	324,973,318
Other Assets and Liabilities, Net	(9.43)	(28,015,603)

Total Net Assets	100.00%	$296,957,715

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $273,752,306 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$55,612,133
Gross unrealized depreciation	(4,391,121)

Net unrealized appreciation	$51,221,012

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT International Equity Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$283,661,885
In affiliated securities, at value	41,311,433

Total investments, at value (see cost below)	324,973,318
Foreign currency, at value (see cost below)	1,027,696
Receivable for investments sold	1,439,352
Receivable for Fund shares sold	272,421
Receivable for dividends	1,565,463
Receivable for securities lending income	45,340

Total assets	329,323,590

Liabilities
Payable for investments purchased	14,784,234
Payable for Fund shares redeemed	207,079
Payable upon receipt of securities loaned	17,054,816
Advisory fee payable	125,598
Distribution fees payable	47,391
Due to other related parties	31,279
Accrued expenses and other liabilities	115,478

Total liabilities	32,365,875

Total net assets	$296,957,715

NET ASSETS CONSIST OF
Paid-in capital	$210,175,686
Undistributed net investment income	4,406,660
Accumulated net realized gains on investments	29,509,435
Net unrealized gains on investments	52,865,934

Total net assets	$296,957,715

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$61,969,227
Shares outstanding – Class 1	10,390,589
Net asset value per share – Class 1	$5.96
Net assets – Class 2	$234,988,488
Shares outstanding – Class 2	39,479,496
Net asset value per share – Class 2	$5.95

Total investments, at cost	$272,261,297

Securities on loan, at value	$16,291,941

Foreign currency, at cost	$1,011,905

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT International Equity Fund	Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)

Investment income
Dividends*	$4,868,150
Income from affiliated securities	10,273
Securities lending income, net	219,272

Total investment income	5,097,695

Expenses
Advisory fee	1,083,544
Administration fees
Fund level	72,236
Class 1	26,163
Class 2	89,415
Distribution fees
Class 2	279,421
Custody and accounting fees	31,354
Professional fees	17,226
Shareholder report expenses	60,707
Trustees’ fees and expenses	4,817
Other fees and expenses	20,498

Total expenses	1,685,381
Less: Fee waivers and/or expense reimbursements	(409,099)

Net expenses	1,276,282

Net investment income	3,821,413

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	24,135,694
Forward foreign currency contract transactions	(2,282)

Net realized gains on investments	24,133,412
Net change in unrealized gains (losses) on investments	(17,597,150)

Net realized and unrealized gains (losses) on investments	6,536,262

Net increase in net assets resulting from operations	$10,357,675

* Net of foreign withholding taxes of	$504,628

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage VT International Equity Fund	13

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010[1]

Operations
Net investment income		$3,821,413		$6,461,379
Net realized gains on investments		24,133,412		51,294,037
Net change in unrealized gains (losses) on investments		(17,597,150)		(68,183,667)

Net increase (decrease) in net assets resulting from operations		10,357,675		(10,428,451)

Distributions to shareholders from
Net investment income
Class 1		0		(634,631)
Class 2		0		(6,829,353)
Net realized gains
Class 1		0		(2,275,564)
Class 2		0		(14,614,363)

Total distributions to shareholders		0		(24,353,911)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	370,922	2,209,334	1,134,578	8,695,259
Class 2	4,410,452	26,016,403	9,758,149	75,995,758

		28,225,737		84,691,017

Reinvestment of distributions
Class 1	0	0	285,379	2,910,195
Class 2	0	0	2,088,525	21,443,716

		0		24,353,911

Payment for shares redeemed
Class 1	(1,749,188)	(10,240,185)	(2,836,858)	(20,254,823)
Class 2	(2,940,060)	(17,393,108)	(79,487,176)	(745,184,963)

		(27,633,293)		(765,439,786)

Net asset value of shares issued in acquisition
Class 2		0		16,640,001

Net increase (decrease) in net assets resulting from capital share transactions		592,444		(639,754,857)

Total increase (decrease) in net assets		10,950,119		(674,537,219)

Net assets
Beginning of period		286,007,596		960,544,815

End of period		$296,957,715		$286,007,596

Undistributed net investment income		$4,406,660		$585,247

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Evergreen VA International Equity Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT International Equity Fund	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income
Class 1
January 1, 2011 to June 30, 2011 (Unaudited)	$5.75	0.08	[2]	0.13	0.00
January 1, 2010 to December 31, 2010[3]	$5.15	0.05	[2]	0.78	(0.05)
January 1, 2009 to December 31, 2009[3]	$4.64	0.11	[2]	0.55	(0.15)
January 1, 2008 to December 31, 2008[3]	$8.14	0.20	[2]	(3.52)	0.00
January 1, 2007 to December 31, 2007[3]	$7.82	0.16		1.02	(0.20)
January 1, 2006 to December 31, 2006[3]	$6.91	0.18		1.41	(0.28)
Class 2
January 1, 2011 to June 30, 2011 (Unaudited)	$5.74	0.08		0.13	0.00
January 1, 2010 to December 31, 2010[3]	$5.15	0.06	[2]	0.75	(0.04)
January 1, 2009 to December 31, 2009[3]	$4.64	0.04	[2]	0.62	(0.15)
January 1, 2008 to December 31, 2008[3]	$8.15	0.18	[2]	(3.51)	0.00
January 1, 2007 to December 31, 2007[3]	$7.84	0.14		1.01	(0.18)
January 1, 2006 to December 31, 2006[3]	$6.93	0.17		1.40	(0.26)

1.	Return for periods of less than one year are not annualized.

2.	Calculated based upon average shares outstanding.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 are those of Evergreen VA International Equity Fund. The per share information has been adjusted to give effect to this transaction.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT International Equity Fund	15

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses	Net Expenses

0.00	$5.96	2.79%	0.97%	0.69%	3.65%	32%	$61,969
(0.18)	$5.75	1.04%	0.85%	0.66%	16.79%	60%	$67,659
0.00	$5.15	2.31%	0.68%	0.68%	15.95%	205%	$69,407
(0.18)	$4.64	3.02%	0.67%	0.67%	(41.49)%	127%	$71,286
(0.66)	$8.14	2.01%	0.63%	0.63%	15.00%	58%	$190,766
(0.40)	$7.82	2.53%	0.68%	0.68%	23.16%	74%	$175,518

0.00	$5.95	2.60%	1.22%	0.94%	3.66%	32%	$234,988
(0.18)	$5.74	1.22%	0.97%	0.89%	16.50%	60%	$218,348
0.00	$5.15	0.70%	0.89%	0.89%	15.47%	205%	$891,137
(0.18)	$4.64	2.74%	0.92%	0.92%	(41.60)%	127%	$56,692
(0.66)	$8.15	1.75%	0.88%	0.88%	14.73%	58%	$118,843
(0.40)	$7.84	2.28%	0.93%	0.93%	22.89%	74%	$109,836

16	Wells Fargo Advantage VT International Equity Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT International Equity Fund	17

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

18	Wells Fargo Advantage VT International Equity Fund	Notes to Financial Statements (Unaudited)

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2010, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $4,670,848 expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution and administration fees.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT International Equity Fund	19

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$283,661,885	$0	$0	$283,661,885
Short-term investments
Investment companies	24,256,617	17,054,816	0	41,311,433
	$307,918,502	$17,054,816	$0	$324,973,318

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

20	Wells Fargo Advantage VT International Equity Fund	Notes to Financial Statements (Unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were $90,549,110 and $94,690,104, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

As of June 30, 2011, the Fund did not have any open forward foreign currency contracts but had average market values of $3,796,850 and $12,533,706 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended June 30, 2011.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. ACQUISITION

After the close of business July 16, 2010, the Fund (named Wells Fargo Advantage VT International Core Fund at the time of the reorganization), which is the legal survivor, acquired the net assets of Evergreen VA International Equity Fund, the accounting and performance survivor. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen VA International Equity Fund. Shareholders holding Class 1 and Class 2 shares of Evergreen VA International Equity Fund received Class 1 and Class 2, respectively, of the Fund in the reorganization. The exchange ratios and number of shares issued to the Evergreen VA International Equity Fund were as follows:

Acquired Fund	Exchange Ratio	Number of Shares Issued
Evergreen VA International Equity Fund	2.07	12,919,350	Class 1
	2.06	35,012,685	Class 2

The investment portfolio of the Fund with a fair value of $16,596,518, identified cost of $15,909,494 and unrealized gains of $687,024 at July 16, 2010 was the principal assets acquired by the accounting and performance survivor. The shares and net assets of the Fund immediately prior to the acquisition were 3,526,065 shares and $16,640,001, respectively. The aggregate net assets of Evergreen VA International Equity Fund immediately prior to the acquisition was $226,195,623. The aggregate net assets of the Fund immediately after the acquisition was $242,835,624. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended December 31, 2010 would have been:

Net investment income	$6,329,569
Net realized and unrealized gains (losses) on investments	$(18,715,027)
Net increase (decrease) in net assets resulting from operations	$(12,385,458)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT International Equity Fund	21

8. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of June 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

11. SUBSEQUENT DISTRIBUTIONS

On July 14, 2011, the Fund declared distributions from net investment income, short-term capital gains and long-term capital gains to shareholders of record on July 13, 2011. The per share amounts payable on July 15, 2011 were as follows:

	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
Class 1	$0.03529	$0.03233	$0.216
Class 2	0.00588	0.03233	0.216

These distributions are not reflected in the accompanying financial statements.

22	Wells Fargo Advantage VT International Equity Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT International Equity Fund	23

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage VT International Equity Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Other Information (Unaudited)	Wells Fargo Advantage VT International Equity Fund	25

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

26	Wells Fargo Advantage VT International Equity Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT International Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage VT International Equity Fund	27

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was lower than the median performance of the Universe for the three- and five-year periods under review and higher than or in range of the median performance of the Universe for the one- and ten-year periods.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was lower than the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were lower than or in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

28	Wells Fargo Advantage VT International Equity Fund	Other Information (Unaudited)

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage VT International Equity Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204048 08-11 SVT3/SAR140 6-11

Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■	Wells Fargo Advantage VT Intrinsic Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 Fund SM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204049 08-11 SVT4/SAR139 06-11

2	Wells Fargo Advantage VT Intrinsic Value Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Intrinsic Value Fund for the six-month period that ended June 30, 2011. The equity market finished the first half of 2011 on track to deliver a double-digit gain for the full year. However, this solid performance belies the uneven path that the market followed as investors faced a variety of global and domestic challenges during the period—particularly in the second quarter when market volatility and uncertainty were dominant themes.

As always, we believe that most investors can benefit from building and maintaining a sound, well-diversified investment strategy—no matter what the future holds. Over the long term, such a strategy may enable you to balance risks and opportunities as you pursue your personal financial goals in a dynamic market environment.

The economic recovery continued but lost some momentum.

While the economic recovery continued throughout the period, growth remained decidedly subpar compared with most previous recovery cycles. U.S. gross domestic product (GDP) was estimated to have grown at an annualized rate of only 1.3% during the second quarter of 2011, while the initial estimate of first-quarter GDP growth was revised sharply downward from 1.9% to 0.4%.

In the early months of 2011, a string of upbeat economic data led to widespread optimism regarding the strength of the recovery. As we entered spring, however, it became increasingly apparent that the economy had entered a soft patch, casting renewed doubts on the sustainability of the recovery. Although there have been indications that the U.S. economy could move towards a more sustainable recovery, the path has remained uneven at times over the past six months. Considering ongoing economic uncertainties and sovereign debt concerns facing the U.S and many areas of the euro zone, consensus among economists is that the economy will likely continue to experience sub-par growth during the second half of 2011.

Persistent weakness in the labor and housing markets slowed growth.

As has often been the case in recent years, the beleaguered labor and housing markets exerted a powerful drag on economic growth. Both showed signs of stabilization in late 2010 and early 2011, only to falter in the ensuing months.

Although the private sector has been adding jobs, the pace of hiring has not been nearly brisk enough to produce a sustained drop in the unemployment rate, which edged up to 9.2% in June. Housing has arguably been even more troublesome, with sluggish home sales and housing starts at one point pushing prices down to levels not seen since 2002. Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

With inflation low, the Federal Reserve sought to stimulate the economy.

Elevated food and gasoline prices were another ongoing source of concern, stirring fears of broader inflation. While those prices retreated somewhat in the second quarter, they continued to pose a threat to consumer spending as the period drew to a close.

Yet, so-called “core” inflation, which excludes volatile food and energy prices, has remained fairly mild in the absence of meaningful wage growth. Consequently, the Federal Reserve (Fed) reiterated in its June 2011 statement that it intends to keep short-term interest rates at exceptionally low levels for an extended period in an effort to foster a more robust economic recovery. Meanwhile, the Fed completed its second round of quantitative easing (QE2)—a $600 billion Treasury purchase program—as scheduled on June 30.

Letter to Shareholders	Wells Fargo Advantage VT Intrinsic Value Fund	3

The equity market demonstrated resilience against a challenging backdrop.

By putting downward pressure on Treasury yields, QE2 helped fuel the equity market’s advance over the past two years. Better-than-expected corporate earnings have also played a key role in driving stock prices higher—a trend that was once again evident in the results that companies reported in January and April 2011. Despite the natural disasters in Japan and the geopolitical turmoil in the Middle East and North Africa, the markets staged a strong rally through the first four months of the year.

In May and June of 2011, however, the market reversed course for six straight weeks amid mounting anxiety over disappointing economic data. A number of other issues also worried investors, including severe weather, wrangling over the federal budget deficit, Europe’s sovereign debt crisis, and the prospect of declining growth in China. Yet, a late-June surge pared the market’s losses, allowing the S&P 500 Index1 to record a slightly positive total return for the second quarter.

For the full six-month period, the S&P 500 Index gained 6.0% on a total-return basis; the Russell 2000® Index2 of small-cap stocks returned 6.2%; and the MSCI EAFE Index3 of international stocks was up 5.0%.

Recent events have not altered our message to our shareholders.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility. This impressive rebound from a downturn of historic proportions underscores the importance of adhering to a long-term investment strategy through changing market conditions. By staying focused on the long term, you may be better positioned to both navigate falling markets and participate in rising markets.

To help you develop a well-diversified strategy based on your individual goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility.

4	Wells Fargo Advantage VT Intrinsic Value Fund	Performance Highlights

Wells Fargo Advantage VT Intrinsic Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Metropolitan West Capital Management, LLC

PORTFOLIO MANAGERS

Gary Lisenbee

Jeffrey Peck

David Graham

FUND INCEPTION

May 6, 1996

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2011)
International Business Machines Corporation	3.43%
EMC Corporation	3.24%
Hess Corporation	3.02%
Oracle Corporation	2.97%
Northrop Grumman Corporation	2.80%
Hospira Incorporated	2.76%
Intuit Incorporated	2.64%
Time Warner Incorporated	2.61%
Polo Ralph Lauren Corporation	2.58%
eBay Incorporated	2.57%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2011)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights	Wells Fargo Advantage VT Intrinsic Value Fund	5

Wells Fargo Advantage VT Intrinsic Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2011)3

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class 2	05/06/1996	7.05	30.00	1.40	2.56	1.10%	1.01%
Russell 1000® Value Index[6]		5.92	28.94	1.15	3.99

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.	Historical performance shown for Class 2 of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Wells Fargo Advantage VT Equity Income Fund.

4.	Reflects the expense ratios as stated in the most recent prospectus.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Class 2. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

6	Wells Fargo Advantage VT Intrinsic Value Fund	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetic al Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01-01-2011	Ending Account Value 06-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class 2
Actual	$1,000.00	$1,070.53	$5.13	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	7

Security Name	Shares	Value

Common Stocks: 98.02%

Consumer Discretionary: 11.56%

Media: 2.61%
Time Warner Incorporated	40,500	$1,472,985

Multiline Retail: 3.81%
JCPenney Company Incorporated	23,000	794,420
Nordstrom Incorporated«	29,000	1,361,260

		2,155,680

Specialty Retail: 2.56%
Home Depot Incorporated	40,000	1,448,800

Textiles, Apparel & Luxury Goods: 2.58%
Polo Ralph Lauren Corporation«	11,000	1,458,710

Consumer Staples: 10.70%

Beverages: 2.32%
Diageo plc ADR«	16,000	1,309,920

Food & Staples Retailing: 1.67%
Safeway Incorporated«	40,500	946,485

Food Products: 6.71%
H.J. Heinz Company«	23,800	1,268,064
The Hershey Company«	23,000	1,307,550
Unilever NV	37,000	1,215,450

		3,791,064

Energy: 8.41%

Energy Equipment & Services: 1.49%
Weatherford International Limited†«	45,000	843,750

Oil, Gas & Consumable Fuels: 6.92%
ConocoPhillips	18,500	1,391,015
Hess Corporation	22,800	1,704,528
QEP Resources Incorporated	19,500	815,685

		3,911,228

Financials: 16.64%

Capital Markets: 3.51%
Charles Schwab Corporation«	37,000	608,650
Northern Trust Corporation	30,000	1,378,800

		1,987,450

Commercial Banks: 8.47%
Banco Santander Central Hispano SA ADR«	121,000	1,392,710
East West Bancorp Incorporated«	37,000	747,770
M&T Bank Corporation«	14,000	1,231,300
Zions Bancorporation«	59,000	1,416,590

		4,788,370

8	Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Diversified Financial Services: 4.66%
Bank of America Corporation	117,000	$1,282,320
JPMorgan Chase & Company	33,000	1,351,020

		2,633,340

Health Care: 9.38%

Health Care Equipment & Supplies: 4.95%
Baxter International Incorporated	20,800	1,241,552
Hospira Incorporated†	27,500	1,558,150

		2,799,702

Pharmaceuticals: 4.43%
Abbott Laboratories	25,500	1,341,810
Eli Lilly & Company	31,000	1,163,430

		2,505,240

Industrials: 11.22%

Aerospace & Defense: 6.33%
Boeing Company	19,500	1,441,635
Huntington Ingalls Industries Incorporated†«	16,000	552,000
Northrop Grumman Corporation«	22,800	1,581,180

		3,574,815

Machinery: 4.89%
Deere & Company	16,500	1,360,425
SPX Corporation«	17,000	1,405,220

		2,765,645

Information Technology: 21.68%

Communications Equipment: 2.16%
QUALCOMM Incorporated	21,500	1,220,985

Computers & Peripherals: 5.79%
Apple Incorporated†	4,300	1,443,381
EMC Corporation†«	66,500	1,832,075

		3,275,456

Internet Software & Services: 2.57%
eBay Incorporated†	45,000	1,452,150

IT Services: 3.43%
International Business Machines Corporation	11,300	1,938,515

Semiconductors & Semiconductor Equipment: 2.12%
Texas Instruments Incorporated	36,500	1,198,295

Software: 5.61%
Intuit Incorporated†	28,800	1,493,568
Oracle Corporation	51,000	1,678,410

		3,171,978

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	9

Security Name			Shares	Value

Materials: 2.36%

Chemicals: 2.36%
Dow Chemical Company			37,000	$1,332,000

Telecommunication Services: 2.22%

Wireless Telecommunication Services: 2.22%
Vodafone Group plc ADR			47,000	1,255,840

Utilities: 3.85%

Electric Utilities: 2.44%
Nextera Energy Incorporated			24,000	1,379,040

Gas Utilities: 1.41%
Questar Corporation«			45,000	796,950

Total Common Stocks (Cost $46,335,474)				55,414,393

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 29.77%

Corporate Bonds and Notes: 0.07%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$ 35,003	14,645
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	40,849	22,875

				37,520

	Yield		Shares

Investment Companies: 29.70%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04		1,059,060	1,059,060
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.14		15,733,231	15,733,231

				16,792,291

Total Short-Term Investments (Cost $16,810,630)				16,829,811

Total Investments in Securities
(Cost $63,146,104)*	127.79%	72,244,204
Other Assets and Liabilities, Net	(27.79)	(15,710,764)

Total Net Assets	100.00%	$56,533,440

†	Non-income earning securities.

«	All or a portion of this security is on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $63,146,104 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,913,112
Gross unrealized depreciation	(1,815,012)

Net unrealized appreciation	$9,098,100

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Intrinsic Value Fund	Statement of Assets and Liabilities—June 30, 2011 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$55,451,913
In affiliated securities, at value	16,792,291

Total investments, at value (see cost below)	72,244,204
Receivable for Fund shares sold	8,596
Receivable for dividends	104,455
Receivable for securities lending income	1,498
Prepaid expenses and other assets	848

Total assets	72,359,601

Liabilities
Payable for Fund shares redeemed	17,063
Payable upon receipt of securities loaned	15,751,571
Advisory fee payable	18,659
Distribution fees payable	11,704
Due to other related parties	6,085
Accrued expenses and other liabilities	21,079

Total liabilities	15,826,161

Total net assets	$56,533,440

NET ASSETS CONSIST OF
Paid-in capital	$56,785,693
Undistributed net investment income	605,088
Accumulated net realized losses on investments	(9,955,441)
Net unrealized gains on investments	9,098,100

Total net assets	$56,533,440

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$56,533,440
Shares outstanding – Class 2	4,138,182
Net asset value per share – Class 2	$13.66

Total investments, at cost	$63,146,104

Securities on loan, at value	$15,401,818

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	11

Investment income
Dividends*	$604,634
Income from affiliated securities	1,420
Securities lending income, net	11,624

Total investment income	617,678

Expenses
Advisory fee	163,903
Administration fees
Fund level	14,900
Class 2	23,841
Distribution fees
Class 2	74,501
Custody and accounting fees	5,785
Professional fees	19,593
Shareholder report expenses	18,904
Trustees’ fees and expenses	7,002
Other fees and expenses	2,596

Total expenses	331,025
Less: Fee waivers and/or expense reimbursements	(33,020)

Net expenses	298,005

Net investment income	319,673

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,117,060
Net change in unrealized gains (losses) on investments	1,633,265

Net realized and unrealized gains (losses) on investments	3,750,325

Net increase in net assets resulting from operations	$4,069,998

* Net of foreign withholding taxes of	$9,378

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Intrinsic Value Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010[1]

Operations
Net investment income		$319,673			$682,537
Net realized gains (losses) on investments		2,117,060			(1,767,637)
Net change in unrealized gains (losses) on investments		1,633,265			9,056,350

Net increase in net assets resulting from operations		4,069,998			7,971,250

Distributions to shareholders from
Net investment income – Class 2		0			(413,858)[2]

	Shares		Shares
Capital share transactions
Proceeds from shares sold – Class 2	296,345	4,008,957	4,130,068	[2]	45,177,175 [2]
Reinvestment of distributions – Class 2	0	0	36,555	[2]	413,858 [2]
Payment for shares redeemed – Class 2	(769,762)	(10,377,382)	(5,578,424)[2]		(61,920,948)[2]
Net asset value of shares issued in acquisitions – Class 2	0	0	1,211,148		13,163,306

Net decrease in net assets resulting from capital share transactions		(6,368,425)			(3,166,609)

Total increase (decrease) in net assets		(2,298,427)			4,390,783

Net assets
Beginning of period		58,831,867			54,441,084

End of period		$56,533,440			$58,831,867

Undistributed net investment income		$605,088			$285,415

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund. Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor in this transaction. The information for the period prior to July 19, 2010 is that of Wells Fargo Advantage VT Equity Income Fund.

2.	After the close of business on July 16, 2010, existing shares of Wells Fargo Advantage VT Equity Income Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

14	Wells Fargo Advantage VT Intrinsic Value Fund	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Class 2
January 1, 2011 to June 30, 2011 (Unaudited)	$12.76	0.08	0.82	0.00
January 1, 2010 to December 31, 2010[2,3]	$11.31	0.16	1.39	(0.10)
January 1, 2009 to December 31, 2009[2,3]	$9.88	0.19	1.44	(0.20)
January 1, 2008 to December 31, 2008[2,3]	$18.74	0.30	(6.46)	(0.28)
January 1, 2007 to December 31, 2007[2,3]	$19.75	0.30	0.33	(0.30)
January 1, 2006 to December 31, 2006[2,3]	$16.96	0.28	2.83	(0.28)

1.	Returns for periods of less than one year are not annualized.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund. Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor in this transaction. The information for the periods prior to July 19, 2010 is that of Wells Fargo Advantage VT Equity Income Fund.

3.	After the close of business on July 16, 2010, existing shares of Wells Fargo Advantage VT Equity Income Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Intrinsic Value Fund	15

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses	Net Expenses

0.00	$13.66	1.07%	1.11%	1.00%	7.05%	13%	$56,533
0.00	$12.76	1.29%	1.10%	1.00%	13.83%	72%	$58,832
0.00	$11.31	1.94%	1.18%	1.00%	16.86%	16%	$54,441
(2.42)	$9.88	1.95%	1.15%	1.00%	(36.47)%	9%	$43,452
(1.34)	$18.74	1.49%	1.05%	1.00%	2.80%	20%	$94,097
(0.04)	$19.75	1.53%	1.04%	1.00%	18.55%	14%	$116,232

16	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	17

amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At December 31, 2010, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2015	2016	2017
$3,869,744	$4,073,329	$3,984,155

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy

18	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to Financial Statements (Unaudited)

based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$55,414,393	$0	$0	$55,414,393
Short-term investments
Corporate bonds and notes	0	0	37,520	37,520
Investment companies	1,059,060	15,733,231	0	16,792,291
	$56,473,453	$15,733,231	$37,520	$72,244,204

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of December 31, 2010	$41,745
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	4,500
Purchases	0
Sales	(8,725)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of June 30, 2011	$37,520
Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$427

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	19

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were $7,658,523 and $11,716,745, respectively.

6. ACQUISITIONS

After the close of business on July 16, 2010, the Fund acquired the net assets of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund Existing shareholders of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund received Class 2 shares of the Fund in the reorganizations. The Fund was newly created to receive the assets and shares of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund. Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor in the reorganizations. The investment portfolio of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund with fair values of $40,288,244 and $13,109,804, respectively, and identified costs of $40,252,417 and $13,443,290, respectively, at July 16, 2010, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains and losses acquired, exchange ratio and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains/(Losses)	Exchange Ratio	Number of Shares Issued
Wells Fargo Advantage VT Equity Income Fund	$40,386,838	$35,827	1.00	3,715,958	Class 2
Wells Fargo Advantage VT C&B Large Cap Value Fund	13,163,306	(333,486)	0.79	1,211,148	Class 2

The aggregate net assets of the Fund immediately after the acquisitions were $53,550,144.

20	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to Financial Statements (Unaudited)

Assuming the acquisitions had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended December 31, 2010 would have been:

Net investment income	$772,583
Net realized and unrealized gains (losses) on investments	$7,077,595
Net increase in net assets resulting from operations	$7,850,178

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of June 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

10. SUBSEQUENT DISTRIBUTION

On July 14, 2011, the Fund declared distributions from net investment income to Class 2 shareholders of record on July 13, 2011. The per share amount of $0.06982 is payable on July 15, 2011. This distribution is not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage VT Intrinsic Value Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	23

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

24	Wells Fargo Advantage VT Intrinsic Value Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT Intrinsic Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (“MetWest”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with MetWest are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and MetWest and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and MetWest under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and MetWest, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and MetWest. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and MetWest about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and MetWest.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	25

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was lower than the median performance of the Universe for all the periods under review, and warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund. The Board noted the change in the Fund’s portfolio management team that had occurred in the fourth quarter of 2010. The Board was satisfied that Funds Management and MetWest were appropriately monitoring the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to MetWest for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rate for the Fund’s Expense Group and the Net Advisory Rate was lower than the Expense Group median rate.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and MetWest to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

26	Wells Fargo Advantage VT Intrinsic Value Fund	Other Information (Unaudited)

The Board did not consider separate profitability information with respect to MetWest, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and MetWest

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including MetWest, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and MetWest with the Fund and benefits potentially derived from an increase in Funds Management’s and MetWest’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including MetWest).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and MetWest annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage VT Intrinsic Value Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■	Wells Fargo Advantage VT Omega Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 Fund SM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Omega Growth Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Omega Growth Fund for the six-month period that ended June 30, 2011. The equity market finished the first half of 2011 on track to deliver a double-digit gain for the full year. However, this solid performance belies the uneven path that the market followed as investors faced a variety of global and domestic challenges during the period—particularly in the second quarter when market volatility and uncertainty were dominant themes.

As always, we believe that most investors can benefit from building and maintaining a sound, well-diversified investment strategy—no matter what the future holds. Over the long term, such a strategy may enable you to balance risks and opportunities as you pursue your personal financial goals in a dynamic market environment.

The economic recovery continued but lost some momentum.

While the economic recovery continued throughout the period, growth remained decidedly subpar compared with most previous recovery cycles. U.S. gross domestic product (GDP) was estimated to have grown at an annualized rate of only 1.3% during the second quarter of 2011, while the initial estimate of first-quarter GDP growth was revised sharply downward from 1.9% to 0.4%.

In the early months of 2011, a string of upbeat economic data led to widespread optimism regarding the strength of the recovery. As we entered spring, however, it became increasingly apparent that the economy had entered a soft patch, casting renewed doubts on the sustainability of the recovery. Although there have been indications that the U.S. economy could move towards a more sustainable recovery, the path has remained uneven at times over the past six months. Considering ongoing economic uncertainties and sovereign debt concerns facing the U.S and many areas of the euro zone, consensus among economists is that the economy will likely continue to experience sub-par growth during the second half of 2011.

Persistent weakness in the labor and housing markets slowed growth.

As has often been the case in recent years, the beleaguered labor and housing markets exerted a powerful drag on economic growth. Both showed signs of stabilization in late 2010 and early 2011, only to falter in the ensuing months.

Although the private sector has been adding jobs, the pace of hiring has not been nearly brisk enough to produce a sustained drop in the unemployment rate, which edged up to 9.2% in June. Housing has arguably been even more troublesome, with sluggish home sales and housing starts at one point pushing prices down to levels not seen since 2002. Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

With inflation low, the Federal Reserve sought to stimulate the economy.

Elevated food and gasoline prices were another ongoing source of concern, stirring fears of broader inflation. While those prices retreated somewhat in the second quarter, they continued to pose a threat to consumer spending as the period drew to a close.

Yet, so-called “core” inflation, which excludes volatile food and energy prices, has remained fairly mild in the absence of meaningful wage growth. Consequently, the Federal Reserve (Fed) reiterated in its June 2011 statement that it intends to keep short-term interest rates at exceptionally low levels for an extended period in an effort to foster a more robust economic recovery. Meanwhile, the Fed completed its second round of quantitative easing (QE2)—a $600 billion Treasury purchase program—as scheduled on June 30.

Letter to Shareholders	Wells Fargo Advantage VT Omega Growth Fund	3

The equity market demonstrated resilience against a challenging backdrop.

By putting downward pressure on Treasury yields, QE2 helped fuel the equity market’s advance over the past two years. Better-than-expected corporate earnings have also played a key role in driving stock prices higher—a trend that was once again evident in the results that companies reported in January and April 2011. Despite the natural disasters in Japan and the geopolitical turmoil in the Middle East and North Africa, the markets staged a strong rally through the first four months of the year.

In May and June of 2011, however, the market reversed course for six straight weeks amid mounting anxiety over disappointing economic data. A number of other issues also worried investors, including severe weather, wrangling over the federal budget deficit, Europe’s sovereign debt crisis, and the prospect of declining growth in China. Yet, a late-June surge pared the market’s losses, allowing the S&P 500 Index1 to record a slightly positive total return for the second quarter.

For the full six-month period, the S&P 500 Index gained 6.0% on a total-return basis; the Russell 2000® Index2 of small-cap stocks returned 6.2%; and the MSCI EAFE Index3 of international stocks was up 5.0%.

Recent events have not altered our message to our shareholders.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility. This impressive rebound from a downturn of historic proportions underscores the importance of adhering to a long-term investment strategy through changing market conditions. By staying focused on the long term, you may be better positioned to both navigate falling markets and participate in rising markets.

To help you develop a well-diversified strategy based on your individual goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.
The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility.

4

Wells Fargo Advantage VT Omega Growth Fund

Performance Highlights

Wells Fargo Advantage VT Omega Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO
MANAGERS

Thomas J. Pence, CFA

Michael
T. Smith, CFA

FUND INCEPTION

March 6, 1997

  TEN LARGEST EQUITY
HOLDINGS[1]   (AS OF JUNE 30,
2011)

Apple Incorporated

5.23%

Oracle Corporation

2.43%

Kansas City Southern

2.42%

NetLogic Microsystems Incorporated

2.30%

TransDign Group Incorporated

2.22%

Halliburton Company

2.16%

TIBCO Software Incorporated

2.12%

Amazon.com Incorporated

2.05%

Dick’s Sporting Goods Incorporated

1.99%

Visa Incorporated Class A

1.97%

  SECTOR
DISTRIBUTION[2]   (AS OF JUNE 30,
2011)

1.
The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.
Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights

Wells Fargo Advantage VT Omega Growth Fund

5

Wells Fargo Advantage VT Omega Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS
OF JUNE 30, 2011)3

Expense Ratios[4]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[5]

Class 1

03/06/1997

6.68

39.78

10.59

5.43

0.78%

0.75%

Class 2

07/31/2002

6.54

39.42

10.30

5.19

1.03%

1.00%

  Russell 3000®
Growth Index[6]

6.98

35.68

5.36

2.43

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.
Historical performance shown for Class 2 shares prior to their inception reflects the performance of Class 1 shares, adjusted to reflect the higher expenses applicable to
Class 2 shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen VA Omega Fund.

4.
Reflects the expense ratios as stated in the most recent prospectuses.

5.
The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 3000® Growth Index measures the performance of those Russell
3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000®
Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

6

Wells Fargo Advantage VT Omega Growth Fund

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The
“Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example
for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 01-01-2011

Ending Account Value 06-30-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class 1

Actual

$
1,000.00

$
1,066.78

$
3.84

0.75
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.08

$
3.76

0.75
%

Class 2

Actual

$
1,000.00

$
1,065.42

$
5.12

1.00
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.84

$
5.01

1.00
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Omega Growth Fund

7

Security Name

Shares

Value

Common Stocks: 99.61%

Consumer Discretionary: 16.47%

Auto Components: 4.10%

BorgWarner Incorporated†«

26,800

$
2,165,172

Johnson Controls Incorporated«

44,900

1,870,534

TRW Automotive Holdings Corporation†«

25,305

1,493,754

5,529,460

Hotels, Restaurants & Leisure: 1.51%

Starbucks Corporation

51,722

2,042,502

Household Durables: 1.23%

Tempur-Pedic International Incorporated†«

24,500

1,661,590

Internet & Catalog Retail: 3.95%

Amazon.com Incorporated†

13,500

2,760,615

Priceline.com Incorporated†

5,000

2,559,650

5,320,265

Media: 2.80%

CBS Corporation Class B

76,100

2,168,089

National CineMedia Incorporated

94,699

1,601,360

3,769,449

Specialty Retail: 2.88%

Dick’s Sporting Goods Incorporated†«

69,900

2,687,655

Williams-Sonoma Incorporated

32,900

1,200,521

3,888,176

Energy: 12.61%

Energy Equipment & Services: 4.86%

Complete Production Services Incorporated†«

40,800

1,361,088

Halliburton Company

57,200

2,917,200

Oil States International Incorporated†«

28,500

2,277,435

6,555,723

Oil, Gas & Consumable Fuels: 7.75%

Brigham Exploration Company†

62,900

1,882,597

Concho Resources Incorporated†

17,044

1,565,491

Newfield Exploration Company†

35,851

2,438,585

Pioneer Natural Resources Company«

26,800

2,400,476

SandRidge Energy Incorporated†«

202,300

2,156,518

10,443,667

Financials: 5.49%

Capital Markets: 1.47%

LPL Investment Holdings Incorporated†

9,151

313,056

TD Ameritrade Holding Corporation

85,800

1,673,958

1,987,014

8

Wells Fargo Advantage VT Omega Growth Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Shares

Value

Commercial Banks: 0.95%

Itau Unibanco Holding SA ADS«

54,500

$
1,283,475

Consumer Finance: 3.07%

MasterCard Incorporated

4,900

1,476,566

Visa Incorporated Class A

31,600

2,662,616

4,139,182

Health Care: 11.85%

Biotechnology: 1.36%

Alexion Pharmaceuticals Incorporated†«

38,992

1,833,794

Health Care Equipment & Supplies: 2.39%

Alere Incorporated†

44,900

1,644,238

Sirona Dental Systems Incorporated†

29,714

1,577,813

3,222,051

Health Care Providers & Services: 5.41%

Cardinal Health Incorporated

38,100

1,730,502

Express Scripts Incorporated†

34,100

1,840,718

HealthSpring Incorporated†

41,801

1,927,444

Laboratory Corporation of America Holdings†«

18,600

1,800,294

7,298,958

Health Care Technology: 1.57%

Cerner Corporation†«

34,600

2,114,406

Life Sciences Tools & Services: 1.12%

Bruker Corporation†«

74,400

1,514,784

Industrials: 16.59%

Aerospace & Defense: 5.19%

Embraer SA«

54,900

1,689,822

Precision Castparts Corporation«

14,100

2,321,565

TransDign Group Incorporated†

32,800

2,991,032

7,002,419

Electrical Equipment: 1.23%

ABB Limited ADR«

64,000

1,660,800

Machinery: 3.86%

AGCO Corporation†

27,600

1,362,336

Cummins Incorporated

18,164

1,879,792

WABCO Holdings Incorporated†

28,300

1,954,398

5,196,526

Professional Services: 0.87%

Manpower Incorporated

21,867

1,173,165

Road & Rail: 3.78%

Hertz Global Holdings Incorporated†«

115,800

1,838,904

Kansas City Southern†«

54,900

3,257,217

5,096,121

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	9

Security Name	Shares	Value

Trading Companies & Distributors: 1.66%
Wesco International Incorporated†«	41,400	$2,239,326

Information Technology: 31.15%

Communications Equipment: 3.55%
Acme Packet Incorporated†«	26,700	1,872,471
Ciena Corporation†	65,400	1,202,052
Juniper Networks Incorporated†	54,500	1,716,750

		4,791,273

Computers & Peripherals: 6.94%
Apple Incorporated†	21,000	7,049,070
EMC Corporation†«	83,900	2,311,445

		9,360,515

Electronic Equipment & Instruments: 1.50%
TE Connectivity Limited	55,100	2,025,476

IT Services: 2.87%
Cognizant Technology Solutions Corporation Class A†	22,300	1,635,482
Gartner Incorporated†	55,319	2,228,803

		3,864,285

Semiconductors & Semiconductor Equipment: 4.39%
ARM Holdings plc ADR	47,700	1,356,111
Atmel Corporation†«	103,700	1,459,059
NetLogic Microsystems Incorporated†«	76,590	3,095,768

		5,910,938

Software: 11.90%
Citrix Systems Incorporated†	30,200	2,416,000
Oracle Corporation	99,700	3,281,127
Qlik Technologies Incorporated†	75,000	2,554,500
Reald Incorporated†«	37,629	880,142
Red Hat Incorporated†«	41,500	1,904,850
Salesforce.com Incorporated†«	14,500	2,160,210
TIBCO Software Incorporated†	98,300	2,852,666

		16,049,495

Materials: 3.72%

Chemicals: 1.94%
Airgas Incorporated	37,300	2,612,492

Containers & Packaging: 1.78%
Crown Holdings Incorporated†«	62,000	2,406,840

Telecommunication Services: 1.73%

Wireless Telecommunication Services: 1.73%
American Tower Corporation Class A†	44,700	2,339,151

Total Common Stocks (Cost $108,890,550)		134,333,318

10	Wells Fargo Advantage VT Omega Growth Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Short-Term Investments: 28.24%

Corporate Bonds and Notes: 0.16%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$200,419	$83,855
VFNC Corporation(a)(i)(v)††±	0.19	09/29/2011	233,892	130,980

				214,835

	Yield		Shares

Investment Companies: 28.08%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04		671,690	671,690
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.14		37,191,642	37,191,642

				37,863,332

Total Short-Term Investments (Cost $37,968,341)				38,078,167

Total Investments in Securities
(Cost $146,858,891)*	127.85%	172,411,485
Other Assets and Liabilities, Net	(27.85)	(37,561,371)

Total Net Assets	100.00%	$134,850,114

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $147,013,201 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,909,815
Gross unrealized depreciation	(1,511,531)

Net unrealized appreciation	$25,398,284

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$134,548,153
In affiliated securities, at value	37,863,332

Total investments, at value (see cost below)	172,411,485
Receivable for investments sold	433,135
Receivable for Fund shares sold	73,487
Receivable for dividends	37,084
Receivable for securities lending income	5,117
Prepaid expenses and other assets	2,141

Total assets	172,962,449

Liabilities
Payable for investments purchased	606,350
Payable for Fund shares redeemed	87,773
Payable upon receipt of securities loaned	37,296,651
Advisory fee payable	56,578
Distribution fees payable	14,199
Due to other related parties	14,385
Accrued expenses and other liabilities	36,399

Total liabilities	38,112,335

Total net assets	$134,850,114

NET ASSETS CONSIST OF
Paid-in capital	$107,912,186
Undistributed net investment loss	(288,533)
Accumulated net realized gains on investments	1,673,867
Net unrealized gains on investments	25,552,594

Total net assets	$134,850,114

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$57,111,764
Shares outstanding – Class 1	2,207,072
Net asset value per share – Class 1	$25.88
Net assets – Class 2	$77,738,350
Shares outstanding – Class 2	3,040,626
Net asset value per share – Class 2	$25.57

Total investments, at cost	$146,858,891

Securities on loan, at value	$36,465,419

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Omega Growth Fund	Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)

Investment income
Dividends*	$296,438
Income from affiliated securities	729
Securities lending income, net	32,101

Total investment income	329,268

Expenses
Advisory fee	377,267
Administration fees
Fund level	34,297
Class 1	22,775
Class 2	32,101
Distribution fees
Class 2	100,315
Custody and accounting fees	11,107
Professional fees	27,063
Shareholder report expenses	26,775
Trustees’ fees and expenses	5,690
Other fees and expenses	844

Total expenses	638,234
Less: Fee waivers and/or expense reimbursements	(23,462)

Net expenses	614,772

Net investment loss	(285,504)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	12,617,270
Net change in unrealized gains (losses) on investments	(3,530,692)

Net realized and unrealized gains (losses) on investments	9,086,578

Net increase in net assets resulting from operations	$8,801,074

* Net of foreign withholding taxes of	$14,727

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage VT Omega Growth Fund	13

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010[1]

Operations
Net investment loss		$(285,504)		$(163,947)
Net realized gains on investments		12,617,270		13,266,207
Net change in unrealized gains (losses) on investments		(3,530,692)		12,283,320

Net increase in net assets resulting from operations		8,801,074		25,385,580

Distributions to shareholders from
Net investment income
Class 1		0		(439,899)
Class 2		0		(140,680)

Total distributions to shareholders		0		(580,579)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	289,358	7,431,102	428,669	8,952,888
Class 2	52,537	1,316,918	494,435	9,722,414

		8,748,020		18,675,302

Reinvestment of distributions
Class 1	0	0	21,311	439,899
Class 2	0	0	6,845	140,680

		0		580,579

Payment for shares redeemed
Class 1	(318,344)	(8,060,827)	(1,143,173)	(23,005,725)
Class 2	(479,813)	(12,108,196)	(1,245,566)	(25,157,874)

		(20,169,023)		(48,163,599)

Net asset value of shares issued in acquisitions
Class 2	0	0	2,586,116	48,569,090

Net increase (decrease) in net assets resulting from capital share transactions		(11,421,003)		19,661,372

Total increase (decrease) in net assets		(2,619,929)		44,466,373

Net assets
Beginning of period		137,470,043		93,003,670

End of period		$134,850,114		$137,470,043

Undistributed (overdistributed) net investment loss		$(288,533)		$(3,029)

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Evergreen VA Omega Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Omega Growth Fund	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Class 1
January 1, 2011 to June 30, 2011 (Unaudited)	$24.26	(0.03)	1.65	0.00
January 1, 2010 to December 31, 2010[2]	$20.42	0.03	3.98	(0.17)
January 1, 2009 to December 31, 2009[2]	$14.43	0.13	6.09	(0.23)
January 1, 2008 to December 31, 2008[2]	$19.82	0.23	(5.62)	0.00
January 1, 2007 to December 31, 2007[2]	$17.80	0.08	2.05	(0.11)
January 1, 2006 to December 31, 2006[2]	$16.79	0.05	0.96	0.00
Class 2
January 1, 2011 to June 30, 2011 (Unaudited)	$24.00	(0.08)	1.65	0.00
January 1, 2010 to December 31, 2010[2]	$20.19	(0.07)[3]	3.99	(0.11)
January 1, 2009 to December 31, 2009[2]	$14.25	0.11	6.00	(0.17)
January 1, 2008 to December 31, 2008[2]	$19.63	0.15	(5.53)	0.00
January 1, 2007 to December 31, 2007[2]	$17.62	0.01	2.05	(0.05)
January 1, 2006 to December 31, 2006[2]	$16.67	0.01	0.94	0.00

1.	Returns for periods of less than one year are not annualized.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Evergreen VA Omega Fund.

3.	Calculated based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Omega Growth Fund	15

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
	Net Investment Income (Loss)	Gross Expenses	Net Expenses

$25.88	(0.27)%	0.78%	0.75%	6.68%	65%	$57,112
$24.26	0.01%	0.75%	0.74%	19.79%	160%	$54,246
$20.42	0.86%	0.76%	0.76%	43.97%	28%	$59,807
$14.43	1.11%	0.72%	0.72%	(27.19)%	46%	$35,952
$19.82	0.32%	0.71%	0.71%	11.96%	31%	$67,773
$17.80	0.26%	0.70%	0.70%	6.02%	126%	$78,068

$25.57	(0.52)%	1.03%	1.00%	6.54%	65%	$77,738
$24.00	(0.34)%	1.01%	1.00%	19.48%	160%	$83,224
$20.19	0.63%	1.00%	1.00%	43.58%	28%	$33,196
$14.25	0.86%	0.97%	0.97%	(27.41)%	46%	$22,910
$19.63	0.07%	0.96%	0.96%	11.74%	31%	$38,137
$17.62	0.02%	0.95%	0.95%	5.70%	126%	$37,036

16	Wells Fargo Advantage VT Omega Growth Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	17

amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At December 30, 2010, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2011	2012	2013	2015	2016	2017
$1,003,450	$2,022,267	$1,615,063	$4,132,177	$2,303,740	$771,379

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from

18	Wells Fargo Advantage VT Omega Growth Fund	Notes to Financial Statements (Unaudited)

the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$134,333,318	$0	$0	$134,333,318

Short-term investments
Corporate bonds and notes	0	0	214,835	214,835
Investment companies	671,690	37,191,642	0	37,863,332
	$135,005,008	$37,191,642	$214,835	$172,411,485

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of December 31, 2010	$239,022
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	25,770
Purchases	0
Sales	(49,957)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of June 30, 2011	$214,835
Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$2,445

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	19

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were $91,637,352 and $102,370,968, respectively.

6. ACQUISITIONS

After the close of business on July 16, 2011, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Shareholders holding Class 1 and Class 2 shares of Evergreen VA Omega Fund received Class 1 and Class 2 shares, respectively, of the Fund in the reorganization. Existing shareholders of Wells Fargo Advantage VT Large Company Growth Fund received Class 2 shares of the Fund in the reorganization. The Fund was newly created to receive the assets of shares of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the reorganizations. The investment portfolio of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund with fair values of $71,682,578 and $48,538,258, respectively, and identified costs of $69,920,349 and $46,062,243, respectively, at July 16, 2010 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains

20	Wells Fargo Advantage VT Omega Growth Fund	Notes to Financial Statements (Unaudited)

and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains (losses) acquired, exchange ratio and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains	Exchange Ratio	Number of Shares Issued
Evergreen VA Omega Fund	$70,210,006	$1,762,229	1.00	2,457,511	Class 1
			1.00	1,231,817	Class 2
Wells Fargo Advantage VT Large Company Growth Fund	$48,569,090	$2,476,015	0.43	2,568,116	Class 2

The aggregate net assets of the Fund immediately after the acquisitions were $118,779,096.

Assuming the acquisitions had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended December 31, 2010 would have been:

Net investment loss	$(116,783)
Net realized and unrealized gains (losses) on investments	$17,879,551
Net increase in net assets resulting from operations	$17,762,768

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	21

As of June 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

10. SUBSEQUENT DISTRIBUTIONS

On July 14, 2011, the Fund declared distributions from long-term capital gains to shareholders of record on July 13, 2011. The per share amounts payable on July 15, 2011 were as follows:

Long-term Capital Gains
Class 1	$0.21123
Class 2	0.21123

These distributions are not reflected in the accompanying financial statements.

22	Wells Fargo Advantage VT Omega Growth Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	23

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage VT Omega Growth Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT Omega Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

26	Wells Fargo Advantage VT Omega Growth Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was lower than or in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were lower than or in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other Information (Unaudited)	Wells Fargo Advantage VT Omega Growth Fund	27

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to funds management and wells capital management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

28	Wells Fargo Advantage VT Omega Growth Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

This page is intentionally left blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204050 08-11 SVT5/SAR142 6-11

Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■	Wells Fargo Advantage VT Opportunity FundSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 Fund SM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Opportunity Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Opportunity Fund for the six-month period that ended June 30, 2011. The equity market finished the first half of 2011 on track to deliver a double-digit gain for the full year. However, this solid performance belies the uneven path that the market followed as investors faced a variety of global and domestic challenges during the period—particularly in the second quarter when market volatility and uncertainty were dominant themes.

As always, we believe that most investors can benefit from building and maintaining a sound, well-diversified investment strategy—no matter what the future holds. Over the long term, such a strategy may enable you to balance risks and opportunities as you pursue your personal financial goals in a dynamic market environment.

The economic recovery continued but lost some momentum.

While the economic recovery continued throughout the period, growth remained decidedly subpar compared with most previous recovery cycles. U.S. gross domestic product (GDP) was estimated to have grown at an annualized rate of only 1.3% during the second quarter of 2011, while the initial estimate of first-quarter GDP growth was revised sharply downward from 1.9% to 0.4%.

In the early months of 2011, a string of upbeat economic data led to widespread optimism regarding the strength of the recovery. As we entered spring, however, it became increasingly apparent that the economy had entered a soft patch, casting renewed doubts on the sustainability of the recovery. Although there have been indications that the U.S. economy could move towards a more sustainable recovery, the path has remained uneven at times over the past six months. Considering ongoing economic uncertainties and sovereign debt concerns facing the U.S and many areas of the euro zone, consensus among economists is that the economy will likely continue to experience sub-par growth during the second half of 2011.

Persistent weakness in the labor and housing markets slowed growth.

As has often been the case in recent years, the beleaguered labor and housing markets exerted a powerful drag on economic growth. Both showed signs of stabilization in late 2010 and early 2011, only to falter in the ensuing months.

Although the private sector has been adding jobs, the pace of hiring has not been nearly brisk enough to produce a sustained drop in the unemployment rate, which edged up to 9.2% in June. Housing has arguably been even more troublesome, with sluggish home sales and housing starts at one point pushing prices down to levels not seen since 2002. Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

With inflation low, the Federal Reserve sought to stimulate the economy.

Elevated food and gasoline prices were another ongoing source of concern, stirring fears of broader inflation. While those prices retreated somewhat in the second quarter, they continued to pose a threat to consumer spending as the period drew to a close.

Letter to Shareholders	Wells Fargo Advantage VT Opportunity Fund	3

Yet, so-called “core” inflation, which excludes volatile food and energy prices, has remained fairly mild in the absence of meaningful wage growth. Consequently, the Federal Reserve (Fed) reiterated in its June 2011 statement that it intends to keep short-term interest rates at exceptionally low levels for an extended period in an effort to foster a more robust economic recovery. Meanwhile, the Fed completed its second round of quantitative easing (QE2)—a $600 billion Treasury purchase program—as scheduled on June 30.

The equity market demonstrated resilience against a challenging backdrop.

By putting downward pressure on Treasury yields, QE2 helped fuel the equity market’s advance over the past two years. Better-than-expected corporate earnings have also played a key role in driving stock prices higher—a trend that was once again evident in the results that companies reported in January and April 2011. Despite the natural disasters in Japan and the geopolitical turmoil in the Middle East and North Africa, the markets staged a strong rally through the first four months of the year.

In May and June of 2011, however, the market reversed course for six straight weeks amid mounting anxiety over disappointing economic data. A number of other issues also worried investors, including severe weather, wrangling over the federal budget deficit, Europe’s sovereign debt crisis, and the prospect of declining growth in China. Yet, a late-June surge pared the market’s losses, allowing the S&P 500 Index1 to record a slightly positive total return for the second quarter.

For the full six-month period, the S&P 500 Index gained 6.0% on a total-return basis; the Russell 2000® Index2 of small-cap stocks returned 6.2%; and the MSCI EAFE Index3 of international stocks was up 5.0%.

Recent events have not altered our message to our shareholders.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility. This impressive rebound from a downturn of historic proportions underscores the importance of adhering to a long-term investment strategy through changing market conditions. By staying focused on the long term, you may be better positioned to both navigate falling markets and participate in rising markets.

To help you develop a well-diversified strategy based on your individual goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility.

4	Wells Fargo Advantage VT Opportunity Fund	Letter to Shareholders

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights

Wells Fargo Advantage VT Opportunity Fund

5

Wells Fargo Advantage VT Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO
MANAGERS

Ann M. Miletti

Thomas D.
Wooden, CFA

(Effective May 1, 2011)

FUND INCEPTION

May 8, 1992

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30, 2011)

Praxair Incorporated

1.72%

National Oilwell Varco Incorporated

1.70%

Polycom Incorporated

1.64%

Global Payments Incorporated

1.56%

Comcast Corporation Class A

1.46%

Covidien plc

1.45%

Alliance Data Systems Corporation

1.44%

ON Semiconductor Corporation

1.44%

Kroger Company

1.43%

Branch Banking & Trust Corporation

1.41%

  SECTOR
DISTRIBUTION[2]   (AS OF JUNE 30,
2011)

1.
The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.
Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6

Wells Fargo Advantage VT Opportunity Fund

Performance Highlights

Wells Fargo Advantage VT Opportunity Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2011)

Expense Ratios[3]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[4]

Class 2

05/08/1992

7.11

36.75

6.69

5.62

1.12%

1.08%

  Russell
Midcap® Index[5]

8.08

38.47

5.30

7.59

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk.
Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your
participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.
Reflects the expense ratios as stated in the most recent prospectus.

4.
The Adviser has committed through April 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class 2. Without this cap, the Fund’s returns would have been lower.

5.

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

Fund Expenses

Wells Fargo Advantage VT Opportunity Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The
“Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example
for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 01-01-2011

Ending Account Value 06-30-2011

Expenses Paid During the
Period[1]

Net Annual Expense Ratio

Class 2

Actual

$
1,000.00

$
1,071.12

$
5.44

1.06
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.54

$
5.31

1.06
%

1.
Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage VT Opportunity Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Shares

Value

Common Stocks: 98.38%

Consumer Discretionary: 19.40%

Auto Components: 1.21%

Johnson Controls Incorporated«

50,600

$
2,107,996

Diversified Consumer Services: 1.40%

Apollo Group Incorporated Class A†

55,654

2,430,967

Hotels, Restaurants & Leisure: 2.32%

Carnival Corporation

52,800

1,986,864

Darden Restaurants Incorporated

41,123

2,046,280

4,033,144

Household Durables: 0.63%

Whirlpool Corporation

13,500

1,097,820

Internet & Catalog Retail: 1.23%

Liberty Media Corporation Interactive Series A†

127,900

2,144,883

Media: 6.60%

Cablevision Systems Corporation New York Group Class A

46,310

1,676,885

Comcast Corporation Class A

104,600

2,534,458

Discovery Communications Incorporated†

37,475

1,369,711

Liberty Global Incorporated Series A†

44,300

1,995,272

Omnicom Group Incorporated«

46,930

2,260,149

Scripps Networks Interactive Incorporated

33,896

1,656,836

11,493,311

Multiline Retail: 3.86%

Kohl’s Corporation

45,800

2,290,458

Nordstrom Incorporated

49,455

2,321,418

Target Corporation

44,900

2,106,259

6,718,135

Specialty Retail: 2.15%

Best Buy Company Incorporated

65,000

2,041,650

Staples Incorporated

107,600

1,700,080

3,741,730

Consumer Staples: 3.83%

Food & Staples Retailing: 1.43%

Kroger Company

100,430

2,490,664

Food Products: 1.08%

General Mills Incorporated

50,400

1,875,888

Household Products: 1.32%

Church & Dwight Company Incorporated«

56,920

2,307,537

Energy: 8.38%

Energy Equipment & Services: 4.29%

National Oilwell Varco Incorporated«

37,880

2,962,595

Transocean Limited

34,330

2,216,345

Portfolio of Investments—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Opportunity Fund

9

Security Name

Shares

Value

Energy Equipment & Services (continued)

Weatherford International Limited†

121,910

$
2,285,813

7,464,753

Oil, Gas & Consumable Fuels: 4.09%

Apache Corporation

11,950

1,474,511

Peabody Energy Corporation

19,770

1,164,651

Range Resources Corporation«

40,236

2,233,098

Southwestern Energy Company«†

52,300

2,242,624

7,114,884

Financials: 15.05%

Capital Markets: 2.44%

Invesco Limited

90,392

2,115,173

TD Ameritrade Holding Corporation

109,203

2,130,551

4,245,724

Commercial Banks: 3.91%

Branch Banking & Trust Corporation«

91,210

2,448,076

City National Corporation

39,453

2,140,325

Fifth Third Bancorp

174,183

2,220,833

6,809,234

Consumer Finance: 1.25%

MasterCard Incorporated

7,200

2,169,648

Insurance: 4.58%

ACE Limited

24,230

1,594,819

Reinsurance Group of America Incorporated

36,100

2,197,046

RenaissanceRe Holdings Limited

30,376

2,124,801

The Progressive Corporation

95,699

2,046,045

7,962,711

REIT: 2.87%

Apartment Investment & Management Company Class A

13,989

357,139

BioMed Realty Trust Incorporated

115,686

2,225,799

Equity Residential«

13,382

802,920

LaSalle Hotel Properties«

61,400

1,617,276

5,003,134

Health Care: 9.93%

Health Care Equipment & Supplies: 3.88%

C.R. Bard Incorporated«

19,170

2,106,016

Covidien plc

47,470

2,526,828

Zimmer Holdings Incorporated†

33,500

2,117,200

6,750,044

10

Wells Fargo Advantage VT Opportunity Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Shares

Value

Health Care Providers & Services: 2.36%

Health Management Associates Incorporated Class A†

196,700

$
2,120,426

McKesson Corporation

23,700

1,982,505

4,102,931

Life Sciences Tools & Services: 3.69%

Covance Incorporated†

31,200

1,852,344

Thermo Fisher Scientific Incorporated†

35,490

2,285,201

Waters Corporation†

23,900

2,288,186

6,425,731

Industrials: 17.63%

Aerospace & Defense: 1.06%

Embraer SA ADR

60,200

1,852,956

Airlines: 1.68%

Delta Air Lines Incorporated†

221,600

2,032,072

United Continental Holdings Incorporated«†

39,100

884,833

2,916,905

Building Products: 1.21%

Masco Corporation«

175,030

2,105,611

Commercial Services & Supplies: 2.10%

Avery Dennison Corporation

36,300

1,402,269

Republic Services Incorporated

73,140

2,256,369

3,658,638

Construction & Engineering: 1.29%

Jacobs Engineering Group Incorporated†

52,100

2,253,325

Electrical Equipment: 1.63%

AMETEK Incorporated

46,400

2,083,360

Rockwell Automation Incorporated

8,603

746,396

2,829,756

Machinery: 5.03%

Dover Corporation

33,370

2,262,486

Illinois Tool Works Incorporated

43,010

2,429,635

Oshkosh Corporation†

73,210

2,118,697

Pall Corporation

34,490

1,939,373

8,750,191

Professional Services: 1.16%

Manpower Incorporated

37,579

2,016,113

Road & Rail: 2.47%

Hertz Global Holdings Incorporated†

146,558

2,327,341

J.B. Hunt Transport Services Incorporated

42,022

1,978,816

4,306,157

Portfolio of Investments—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Opportunity Fund

11

Security Name

Shares

Value

Information Technology: 17.83%

Communications Equipment: 2.52%

American Tower Corporation Class A†

29,060

$
1,520,710

Polycom Incorporated†

44,500

2,861,350

4,382,060

Computers & Peripherals: 1.02%

NetApp Incorporated«†

33,600

1,773,408

Electronic Equipment & Instruments: 1.21%

Amphenol Corporation Class A

39,060

2,108,849

Internet Software & Services: 2.52%

Akamai Technologies Incorporated†

63,420

1,995,827

Equinix Incorporated†

23,700

2,394,174

4,390,001

IT Services: 3.00%

Alliance Data Systems Corporation«†

26,607

2,502,920

Global Payments Incorporated

53,380

2,722,380

5,225,300

Semiconductors & Semiconductor Equipment: 5.42%

Altera Corporation

44,350

2,055,623

ARM Holdings plc

223,900

2,112,969

Avago Technologies Limited

61,000

2,318,000

Microsemi Corporation†

21,663

444,092

ON Semiconductor Corporation†

238,640

2,498,561

9,429,245

Software: 2.14%

Autodesk Incorporated†

51,200

1,976,320

Red Hat Incorporated†

38,180

1,752,462

3,728,782

Materials: 6.33%

Chemicals: 1.71%

Praxair Incorporated

27,570

2,988,312

Containers & Packaging: 2.70%

Bemis Company Incorporated

68,500

2,313,930

Crown Holdings Incorporated†

61,380

2,382,772

4,696,702

Metals & Mining: 1.92%

Agnico-Eagle Mines Limited

16,330

1,030,912

United States Steel Corporation«

50,100

2,306,604

3,337,516

Total Common Stocks (Cost $128,928,452)

171,240,696

12

Wells Fargo Advantage VT Opportunity Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Short-Term Investments: 13.33%

Corporate Bonds and Notes: 1.30%

Gryphon Funding Limited(a)(i)(v)

0.00
%

08/05/2011

$
2,113,396

$
884,245

VFNC Corporation(a)(i)(v)±††

0.19

09/29/2011

2,466,364

1,381,164

2,265,409

Yield

Shares

Investment Companies: 12.03%

Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)

0.04
%

496,295

496,295

Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)

0.14

20,430,895

20,430,895

20,927,190

Total Short-Term Investments (Cost $22,034,497)

23,192,599

Total Investments in Securities

(Cost $150,962,949)*

111.71
%

194,433,295

Other Assets and Liabilities, Net

(11.71
)

(20,377,916
)

Total Net Assets

100.00
%

$
174,055,379

«
All or a portion of this security is on loan.

†
Non-income earning security.

(a)
Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the
Board of Trustees.

(i)
Illiquid security.

(v)
Security represents investment of cash collateral received from securities on loan.

±
Variable rate investments.

††
Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of
1933, as amended.

(l)
Investment in an affiliate.

(u)
Rate shown is the 7-day annualized yield at period end.

(r)
The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*
Cost for federal income tax purposes is $154,135,025 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation

$
44,628,387

Gross unrealized depreciation

(4,330,117
)

Net unrealized appreciation

$
40,298,270

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Opportunity Fund

13

Assets

Investments

In unaffiliated securities (including securities on loan), at value

$
173,506,105

In affiliated securities, at value

20,927,190

Total investments, at value (see cost below)

194,433,295

Receivable for investments sold

2,045,704

Receivable for Fund shares sold

81,350

Receivable for dividends

131,464

Receivable for securities lending income

2,535

Total assets

196,694,348

Liabilities

Payable for investments purchased

766,574

Payable for Fund shares redeemed

121,650

Payable upon receipt of securities loaned

21,538,203

Advisory fee payable

99,932

Distribution fees payable

35,142

Due to other related parties

14,871

Accrued expenses and other liabilities

62,597

Total liabilities

22,638,969

Total net assets

$
174,055,379

NET ASSETS CONSIST OF

Paid-in capital

$
185,356,855

Undistributed net investment income

156,176

Accumulated net realized losses on investments

(54,927,998
)

Net unrealized gains on investments

43,470,346

Total net assets

$
174,055,379

COMPUTATION OF NET ASSET VALUE PER SHARE[1]

Net assets – Class 2

$
174,055,379

Shares outstanding – Class 2

8,820,196

Net asset value per share – Class 2

$19.73

Total investments, at cost

$
150,962,949

Securities on loan, at value

$
21,037,712

1.
The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Advantage VT Opportunity Fund

Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)

Investment income

Dividends*

$
932,576

Income from affiliated securities

3,699

Securities lending income, net

34,240

Total investment income

970,515

Expenses

Advisory fee

554,412

Administration fees

Fund level

42,647

Class 2

68,236

Distribution fees

Class 2

213,236

Custody and accounting fees

3,198

Professional fees

8,455

Shareholder report expenses

5,202

Trustees’ fees and expenses

5,187

Other fees and expenses

5,470

Total expenses

906,043

Less: Fee waivers and/or expense reimbursements

(3,276
)

Net expenses

902,767

Net investment income

67,748

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments

11,612,859

Net change in unrealized gains (losses) on investments

(1,317
)

Net realized and unrealized gains (losses) on investments

11,611,542

Net increase in net assets resulting from operations

$
11,679,290

* Net of foreign withholding taxes of

$889

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Wells Fargo Advantage VT Opportunity Fund

15

Six Months Ended June 30, 2011 (Unaudited)

Year Ended December 31, 2010

Operations

Net investment income

$
67,748

$
120,866

Net realized gains on investments

11,612,859

19,746,984

Net change in unrealized gains (losses) on investments

(1,317
)

14,072,322

Net increase in net assets resulting from operations

11,679,290

33,940,172

Distributions to shareholders from

Net investment income – Class 2

0

(1,195,940
)[1]

Shares

Shares

Capital share transactions

Proceeds from shares sold – Class 2

547,411

10,767,724

826,626
[1]

13,114,185
[1]

Reinvestment of distributions – Class 2

0

0

82,938
[1]

1,195,940
[1]

Payment for shares redeemed – Class 2

(861,967
)

(16,698,733
)

(2,085,400
)[1]

(33,529,757
)[1]

Net decrease in net assets resulting from capital share transactions

(5,931,009
)

(19,219,632
)

Total increase in net assets

5,748,281

13,524,600

Net assets

Beginning of period

168,307,098

154,782,498

End of period

$
174,055,379

$
168,307,098

Undistributed net investment income

$
156,176

$
88,428

1.
After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Advantage VT Opportunity Fund

Financial Highlights

Beginning Net Asset Value Per Share

Net Investment Income

Net Realized and Unrealized Gains (Losses) on Investments

Distributions from Net Investment Income

Class 2

January 1, 2011 to June 30, 2011 (Unaudited)

$
18.42

0.01

1.30

0.00

  January 1, 2010 to December 31,
2010[2]

$
15.01

0.02

3.51

(0.12
)

  January 1, 2009 to December 31,
2009[2]

$
10.16

0.11

4.74

0.00

  January 1, 2008 to December 31,
2008[2]

$
22.03

0.12

(7.30
)

(0.37
)

  January 1, 2007 to December 31,
2007[2]

$
24.02

0.21

1.60

(0.16
)

  January 1, 2006 to December 31,
2006[2]

$
24.22

0.13

2.43

0.00

1.
Returns for periods of less than one year are not annualized.

2.
After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Wells Fargo Advantage VT Opportunity Fund

17

  Distributions
 from Net
Realized Gains

  Ending
 Net Asset
 Value Per
Share

Ratio to Average Net Assets (Annualized)

  Total
Return[1]

  Portfolio
 Turnover
Rate

  Net Assets at
 End of Period
(000’s omitted)

  Net Investment
Income

  Gross
Expenses

  Net
Expenses

0.00

$
19.73

0.08
%

1.06
%

1.06
%

7.11
%

20
%

$
174,055

0.00

$
18.42

0.08
%

1.18
%

1.07
%

23.76
%

40
%

$
168,307

0.00

$
15.01

0.39
%

1.32
%

1.07
%

47.74
%

50
%

$
154,782

(4.32
)

$
10.16

0.47
%

1.21
%

1.07
%

(40.10
)%

70
%

$
378,197

(3.64
)

$
22.03

0.74
%

1.19
%

1.07
%

6.63
%

64
%

$
779,286

(2.76
)

$
24.02

0.48
%

1.18
%

1.07
%

12.22
%

41
%

$
897,047

18

Wells Fargo Advantage VT Opportunity Fund

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of
1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting
policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is
available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close.
Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in
exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Notes to Financial Statements (Unaudited)

Wells Fargo Advantage VT Opportunity Fund

19

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05%
and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In
a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the
Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment
income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The
Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

20

Wells Fargo Advantage VT Opportunity Fund

Notes to Financial Statements (Unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2010, the Fund
had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $59,079,494 with $2,140,021 expiring in 2016 and $56,939,473 expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■

Level 1 – quoted prices in active markets for identical securities

■

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities

  Quoted Prices
(Level 1)

  Significant Other Observable Inputs
(Level 2)

  Significant
Unobservable Inputs (Level 3)

Total

Equity securities

Common stocks

$
171,240,696

$
0

$
0

$
171,240,696

Short-term investments

Corporate bonds and notes

0

0

2,265,409

2,265,409

Investment companies

496,295

20,430,895

0

20,927,190

$
171,736,991

$
20,430,895

$
2,265,409

$
194,433,295

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Notes to Financial Statements (Unaudited)

Wells Fargo Advantage VT Opportunity Fund

21

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes

Balance as of December 31, 2010

$
2,520,461

Accrued discounts (premiums)

0

Realized gains (losses)

0

Change in unrealized gains (losses)

271,738

Purchases

0

Sales

(526,790
)

Transfers into Level 3

0

Transfers out of Level 3

0

Balance as of June 30, 2011

$
2,265,409

  Change in unrealized gains (losses) relating to securities still held at June 30,
2011

$
25,783

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has
entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is
entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.65% of the
Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an
administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds
Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets.

5. INVESTMENT
PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were $33,448,002 and $35,417,470, respectively.

22

Wells Fargo Advantage VT Opportunity Fund

Notes to Financial Statements (Unaudited)

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the
Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and
Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of June 30, 2011, management of the Funds
is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

9. SUBSEQUENT DISTRIBUTION

On July 14, 2011, the Fund declared
distributions from net investment income to Class 2 shareholders of record on July 13, 2011. The per share amount of $0.02615 is payable on July 15, 2011.

This distribution is not reflected in the accompanying financial statements.

Other Information (Unaudited)

Wells Fargo Advantage VT Opportunity Fund

23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are
publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at
www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard,
Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Wells Fargo Advantage VT Opportunity Fund

Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust
(the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and
Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Peter G. Gordon (Born 1942)

Trustee, since 1998; Chairman, since 2005

Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College

Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)

Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth
Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of
Business. Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)

Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms.
Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)

Trustee, since 2010

Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director,
Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation
Trust

David F. Larcker (Born 1950)

Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research
Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust

Olivia S. Mitchell (Born 1953)

Trustee, since 2006

International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the
University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University
Professor from 1978 to 1993.

Asset Allocation Trust

Other Information (Unaudited)

Wells Fargo Advantage VT Opportunity Fund

25

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Timothy J. Penny (Born 1951)

Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute
Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

Michael S. Scofield (Born 1943)

Trustee, since 2010

Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s
Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman,
Branded Media Corporation (multi-media branding company).

Asset Allocation Trust

Donald C. Willeke (Born 1940)

Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.

Asset Allocation Trust

Officers

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)

President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and
Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)

Secretary, since 2000; Chief Legal Counsel, since 2003

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank,
N.A. since 1996.

Kasey Phillips (Born 1970)

Treasurer, since 2008

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to
2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)

Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)

Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007.
Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.
The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

26	Wells Fargo Advantage VT Opportunity Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT Opportunity FundSM (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the

Other Information (Unaudited)	Wells Fargo Advantage VT Opportunity Fund	27

“Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

28	Wells Fargo Advantage VT Opportunity Fund	Other Information (Unaudited)

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage VT Opportunity Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204051 08-11 SVT6/SAR143 6-11

Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■	Wells Fargo Advantage VT Small Cap Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Small Cap Growth Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Small Cap Growth Fund for the six-month period that ended June 30, 2011. The equity market finished the first half of 2011 on track to deliver a double-digit gain for the full year. However, this solid performance belies the uneven path that the market followed as investors faced a variety of global and domestic challenges during the period—particularly in the second quarter when market volatility and uncertainty were dominant themes.

As always, we believe that most investors can benefit from building and maintaining a sound, well-diversified investment strategy—no matter what the future holds. Over the long term, such a strategy may enable you to balance risks and opportunities as you pursue your personal financial goals in a dynamic market environment.

The economic recovery continued but lost some momentum.

While the economic recovery continued throughout the period, growth remained decidedly subpar compared with most previous recovery cycles. U.S. gross domestic product (GDP) was estimated to have grown at an annualized rate of only 1.3% during the second quarter of 2011, while the initial estimate of first-quarter GDP growth was revised sharply downward from 1.9% to 0.4%.

In the early months of 2011, a string of upbeat economic data led to widespread optimism regarding the strength of the recovery. As we entered spring, however, it became increasingly apparent that the economy had entered a soft patch, casting renewed doubts on the sustainability of the recovery. Although there have been indications that the U.S. economy could move towards a more sustainable recovery, the path has remained uneven at times over the past six months. Considering ongoing economic uncertainties and sovereign debt concerns facing the U.S and many areas of the euro zone, consensus among economists is that the economy will likely continue to experience sub-par growth during the second half of 2011.

Persistent weakness in the labor and housing markets slowed growth.

As has often been the case in recent years, the beleaguered labor and housing markets exerted a powerful drag on economic growth. Both showed signs of stabilization in late 2010 and early 2011, only to falter in the ensuing months.

Although the private sector has been adding jobs, the pace of hiring has not been nearly brisk enough to produce a sustained drop in the unemployment rate, which edged up to 9.2% in June. Housing has arguably been even more troublesome, with sluggish home sales and housing starts at one point pushing prices down to levels not seen since 2002. Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

With inflation low, the Federal Reserve sought to stimulate the economy.

Elevated food and gasoline prices were another ongoing source of concern, stirring fears of broader inflation. While those prices retreated somewhat in the second quarter, they continued to pose a threat to consumer spending as the period drew to a close.

Letter to Shareholders	Wells Fargo Advantage VT Small Cap Growth Fund	3

Yet, so-called “core” inflation, which excludes volatile food and energy prices, has remained fairly mild in the absence of meaningful wage growth. Consequently, the Federal Reserve (Fed) reiterated in its June 2011 statement that it intends to keep short-term interest rates at exceptionally low levels for an extended period in an effort to foster a more robust economic recovery. Meanwhile, the Fed completed its second round of quantitative easing (QE2)—a $600 billion Treasury purchase program—as scheduled on June 30.

The equity market demonstrated resilience against a challenging backdrop.

By putting downward pressure on Treasury yields, QE2 helped fuel the equity market’s advance over the past two years. Better-than-expected corporate earnings have also played a key role in driving stock prices higher—a trend that was once again evident in the results that companies reported in January and April 2011. Despite the natural disasters in Japan and the geopolitical turmoil in the Middle East and North Africa, the markets staged a strong rally through the first four months of the year.

In May and June of 2011, however, the market reversed course for six straight weeks amid mounting anxiety over disappointing economic data. A number of other issues also worried investors, including severe weather, wrangling over the federal budget deficit, Europe’s sovereign debt crisis, and the prospect of declining growth in China. Yet, a late-June surge pared the market’s losses, allowing the S&P 500® Index1 to record a slightly positive total return for the second quarter.

For the full six-month period, the S&P 500 Index gained 6.0% on a total-return basis; the Russell 2000® Index2 of small-cap stocks returned 6.2%; and the MSCI EAFE Index3 of international stocks was up 5.0%.

Recent events have not altered our message to our shareholders.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility. This impressive rebound from a downturn of historic proportions underscores the importance of adhering to a long-term investment strategy through changing market conditions. By staying focused on the long term, you may be better positioned to both navigate falling markets and participate in rising markets.

To help you develop a well-diversified strategy based on your individual goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility.

4	Wells Fargo Advantage VT Small Cap Growth Fund	Letter to Shareholders

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights

Wells Fargo Advantage VT Small Cap Growth Fund

5

Wells Fargo Advantage VT Small Cap Growth Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO
MANAGERS

Thomas C. Ognar, CFA

(Effective March 21, 2011)

Bruce C. Olson, CFA

(Effective March 21, 2011)

Joseph M.
Eberhardy, CFA, CFP

(Effective March 21, 2011)

FUND INCEPTION

May 1, 1995

TEN LARGEST EQUITY HOLDINGS[2] (AS OF JUNE 30, 2011)

Polypore International Incorporated

2.65%

Aruba Networks Incorporated

2.48%

HMS Holdings Corporation

2.44%

Financial Engines Incorporated

2.19%

Fortinet Incorporated

2.03%

Volcano Corporation

2.01%

Altra Holdings Incorporated

1.99%

Life Time Fitness Incorporated

1.94%

NxStage Medical Incorporated

1.90%

Northern Oil & Gas Incorporated

1.83%

SECTOR DISTRIBUTION[3] (AS OF JUNE 30, 2011)

                                    [CHART]

1.
The Fund is only open to certain insurance companies as described in the Statement of Additional information. The Fund is closed to all other investors.

2.
The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

3.
Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6

Wells Fargo Advantage VT Small Cap Growth Fund

Performance Highlights

Wells Fargo Advantage VT Small Cap Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS
OF JUNE 30, 2011)4

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Class 1

07/16/2010

5.09

35.30

8.27

5.03

0.95%

0.95%

Class 2

05/01/1995

4.97

34.98

8.22

5.00

1.20%

1.20%

  Russell 2000®
Growth Index[7]

8.59

43.50

5.79

4.63

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

4.
Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

7.
The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Fund Expenses

Wells Fargo Advantage VT Small Cap Growth Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The
“Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example
for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 01-01-2011

Ending Account Value 06-30-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class 1

Actual

$
1,000.00

$
1,050.87

$
4.78

0.94
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.13

$
4.71

0.94
%

Class 2

Actual

$
1,000.00

$
1,049.69

$
6.05

1.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,018.89

$
5.96

1.19
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage VT Small Cap Growth Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Shares

Value

Common Stocks: 97.45%

Consumer Discretionary: 15.58%

Hotels, Restaurants & Leisure: 5.27%

BJ’s Restaurants Incorporated†

99,480

$
5,208,773

Bravo Brio Restaurant Group Incorporated†

66,066

1,613,992

Life Time Fitness Incorporated†«

139,300

5,559,463

Scientific Games Corporation Class A†

175,000

1,809,500

Shuffle Master Incorporated†

94,742

886,311

15,078,039

Internet & Catalog Retail: 1.70%

Homeaway Incorporated†

1,301

50,349

Shutterfly Incorporated†

83,653

4,803,355

4,853,704

Media: 1.86%

IMAX Corporation†

105,000

3,405,150

ReachLocal Incorporated†

91,418

1,904,237

5,309,387

Specialty Retail: 5.46%

Hibbett Sports Incorporated†«

68,800

2,800,848

Tractor Supply Company

72,300

4,835,424

Ulta Salon Cosmetics & Fragrance Incorporated†

47,800

3,086,924

Vitamin Shoppe Incorporated†

107,300

4,910,048

15,633,244

Textiles, Apparel & Luxury Goods: 1.29%

Vera Bradley Incorporated†«

61,393

2,345,213

Warnaco Group Incorporated†«

25,800

1,348,050

3,693,263

Consumer Staples: 0.71%

Food & Staples Retailing: 0.71%

Fresh Market Incorporated†«

52,400

2,026,832

Energy: 5.18%

Oil, Gas & Consumable Fuels: 5.18%

Approach Resources Incorporated†«

107,200

2,430,224

Brigham Exploration Company†

96,550

2,889,742

Carrizo Oil & Gas Incorporated†«

39,556

1,651,463

Northern Oil & Gas Incorporated†«

236,600

5,240,690

Oasis Petroleum Incorporated†«

87,300

2,591,064

14,803,183

Financials: 2.19%

Capital Markets: 2.19%

Financial Engines Incorporated†«

241,900

6,270,048

Portfolio of Investments—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Small Cap Growth Fund

9

Security Name

Shares

Value

Health Care: 19.75%

Biotechnology: 0.47%

Exact Sciences Corporation†«

157,020

$
1,350,372

Health Care Equipment & Supplies: 8.41%

DexCom Incorporated†

221,000

3,202,290

Masimo Corporation«

55,840

1,657,331

NxStage Medical Incorporated†

261,220

5,438,600

SonoSite Incorporated†

127,210

4,473,976

Volcano Corporation†

177,700

5,737,933

Zoll Medical Corporation†«

62,400

3,535,584

24,045,714

Health Care Providers & Services: 5.26%

Catalyst Health Solutions Incorporated†

60,637

3,384,757

Centene Corporation†

90,700

3,222,571

ePocrates Incorporated†«

79,873

1,472,858

HMS Holdings Corporation†

90,650

6,968,266

15,048,452

Health Care Technology: 1.69%

SXC Health Solutions Corporation†

82,040

4,833,797

Life Sciences Tools & Services: 0.69%

Luminex Corporation†

94,426

1,973,503

Pharmaceuticals: 3.23%

Akorn Incorporated†«

616,215

4,313,505

Impax Laboratories Incorporated†

44,400

967,476

Jazz Pharmaceuticals Incorporated†«

118,400

3,948,640

9,229,621

Industrials: 17.76%

Aerospace & Defense: 0.85%

Esterline Technologies Corporation†

31,879

2,435,556

Commercial Services & Supplies: 1.93%

InnerWorkings Incorporated†

344,689

2,874,706

On Assignment Incorporated†

267,581

2,630,321

5,505,027

Electrical Equipment: 4.64%

Altra Holdings Incorporated†

237,640

5,700,984

Polypore International Incorporated†

111,700

7,577,728

13,278,712

Machinery: 5.65%

Chart Industries Incorporated†

86,892

4,690,430

Robbins & Myers Incorporated

91,900

4,856,915

The Middleby Corporation†

37,199

3,498,194

10

Wells Fargo Advantage VT Small Cap Growth Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Shares

Value

Machinery (continued)

Trimas Corporation†

125,591

$
3,108,377

16,153,916

Road & Rail: 2.35%

Genesee & Wyoming Incorporated†

73,400

4,304,176

Greenbrier Companies Incorporated†

122,700

2,424,552

6,728,728

Trading Companies & Distributors: 2.34%

DXP Enterprises Incorporated†

91,497

2,319,449

Titan Machinery Incorporated†

151,673

4,365,149

6,684,598

Information Technology: 33.70%

Communications Equipment: 4.28%

Aruba Networks Incorporated†«

240,300

7,100,865

Ixia†

264,031

3,379,597

ShoreTel Incorporated†

173,700

1,771,740

12,252,202

Electronic Equipment & Instruments: 0.65%

Rofin-Sinar Technologies Incorporated†

54,200

1,850,930

Internet Software & Services: 8.92%

ComScore Incorporated†

47,200

1,222,480

Demand Media Incorporated†«

26,600

360,430

Envestnet Incorporated†

230,200

3,418,470

Liveperson Incorporated†

110,500

1,562,470

LogMeIn Incorporated†«

107,500

4,146,275

LoopNet Incorporated†

99,237

1,823,976

Marchex Incorporated Class B

127,000

1,127,760

Mercadolibre Incorporated

28,400

2,253,256

Perficient Incorporated†

47,800

490,428

Quinstreet Incorporated†

89,783

1,165,383

SciQuest Incorporated†

139,574

2,385,320

Support.com Incorporated†

213,700

1,025,760

VistaPrint NV†

94,411

4,517,566

25,499,574

IT Services: 3.69%

Gartner Incorporated†

48,294

1,945,765

Sapient Corporation†

182,891

2,748,852

Syntel Incorporated

34,400

2,033,728

Wright Express Corporation†

73,494

3,826,833

10,555,178

Semiconductors & Semiconductor Equipment: 5.04%

Cavium Incorporated†

64,600

2,815,914

Entegris Incorporated†

310,400

3,141,248

Portfolio of Investments—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Small Cap Growth Fund

11

Security Name

Shares

Value

Semiconductors & Semiconductor Equipment (continued)

EZchip Semiconductor Limited†«

78,300

$
2,894,751

NetLogic Microsystems Incorporated†

116,700

4,717,014

Silicon Laboratories Incorporated†

20,600

849,956

14,418,883

Software: 11.12%

Allot Communications Limited†

134,500

2,460,005

Ariba Incorporated†

40,800

1,406,376

Fortinet Incorporated†

212,600

5,801,854

PROS Holdings Incorporated†

50,327

880,219

Radiant Systems Incorporated†

135,400

2,829,860

Realpage Incorporated†

108,900

2,882,583

SuccessFactors Incorporated†«

137,290

4,036,326

Synchronoss Technologies Incorporated†

147,558

4,682,015

Taleo Corporation Class A†

81,573

3,020,648

Ultimate Software Group Incorporated†

47,300

2,574,539

Velti plc†

73,500

1,242,885

31,817,310

Materials: 1.65%

Chemicals: 1.65%

LSB Industries Incorporated†

47,800

2,051,576

Solutia Incorporated†

116,500

2,662,025

4,713,601

Telecommunication Services: 0.93%

Diversified Telecommunication Services: 0.93%

Cbeyond Incorporated†

201,380

2,664,258

Total Common Stocks (Cost $245,762,755)

278,707,632

Interest Rate

Maturity Date

Principal

Short-Term Investments: 18.22%

Corporate Bonds and Notes: 0.35%

Gryphon Funding Limited(a)(i)(v)

0.00
%

08/05/2011

$
924,379

386,760

VFNC Corporation(a)††(i)(v)±

0.19

09/29/2011

1,078,763

604,107

990,867

12

Wells Fargo Advantage VT Small Cap Growth Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Yield

Shares

Value

Investment Companies: 17.87%

Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)

0.04
%

8,947,614

$
8,947,614

Wells Fargo Securities Lending Cash Investments, LLC(r)(v)(l)(u)

0.14

42,176,268

42,176,268

51,123,882

Total Short-Term Investments (Cost $51,608,207)

52,114,749

Total Investments in Securities (Cost $297,370,962)*

115.67
%

330,822,381

Other Assets and Liabilities, Net

(15.67
)

(44,821,869
)

Total Net Assets

100.00
%

$
286,000,512

(r)
The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

†
Non-income earning security.

«
All or a portion of this security is on loan.

(a)
Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the
Board of Trustees.

(i)
Illiquid security

(v)
Security represents investment of cash collateral received from securities on loan.

(l)
Investment in an affiliate.

(u)
Rate shown is the 7-day annualized yield at period end.

±
Variable rate investment.

*
Cost for federal income tax purposes is $298,175,713 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation

$
39,431,993

Gross unrealized depreciation

(6,785,325
)

Net unrealized appreciation

$
32,646,668

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Small Cap Growth Fund

13

Assets

Investments

In unaffiliated securities (including securities on loan), at value

$
279,698,499

In affiliated securities, at value

51,123,882

Total investments, at value (see cost below)

330,822,381

Receivable for investments sold

390,996

Receivable for Fund shares sold

691,889

Receivable for dividends

4,687

Receivable for securities lending income

14,779

Prepaid expenses and other assets

4,889

Total assets

331,929,621

Liabilities

Payable for investments purchased

2,479,028

Payable for Fund shares redeemed

463,603

Payable upon receipt of securities loaned

42,660,593

Advisory fee payable

185,206

Distribution fees payable

53,920

Due to other related parties

31,942

Accrued expenses and other liabilities

54,817

Total liabilities

45,929,109

Total net assets

$
286,000,512

NET ASSETS CONSIST OF

Paid-in capital

$
240,884,187

Undistributed net investment loss

(1,364,388
)

Accumulated net realized gains on investments

13,029,294

Net unrealized gains on investments

33,451,419

Total net assets

$
286,000,512

COMPUTATION OF NET ASSET VALUE PER SHARE[1]

Net assets – Class 1

$
37,630,212

Shares outstanding – Class 1

4,442,363

Net asset value per share – Class 1

$8.47

Net assets – Class 2

$
248,370,300

Shares outstanding – Class 2

29,389,760

Net asset value per share – Class 2

$8.45

Total investments, at cost

$
297,370,962

Securities on loan, at value

$
41,695,947

1.
The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Advantage VT Small Cap Growth Fund

Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)

Investment income

Dividends

$
202,517

Income from affiliated securities

7,382

Securities lending income, net

67,907

Total investment income

277,806

Expenses

Advisory fee

1,064,727

Administration fees

Fund level

70,982

Class 1

15,813

Class 2

97,758

Distribution fees

Class 2

305,492

Custody and accounting fees

24,341

Professional fees

11,925

Shareholder report expenses

39,706

Trustees’ fees and expenses

6,899

Other fees and expenses

2,566

Total expenses

1,640,209

Less: Fee waivers and/or expense reimbursements

(13
)

Net expenses

1,640,196

Net investment loss

(1,362,390
)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments

25,395,801

Net change in unrealized gains (losses) on investments

(10,793,747
)

Net realized and unrealized gains (losses) on investments

14,602,054

Net increase in net assets resulting from operations

$
13,239,664

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Wells Fargo Advantage VT Small Cap Growth Fund

15

Six Months Ended June 30, 2011 (Unaudited)

Year Ended December 31, 2010

Operations

Net investment loss

$
(1,362,390
)

$
(1,839,556
)

Net realized gains on investments

25,395,801

27,159,838

Net change in unrealized gains (losses) on investments

(10,793,747
)

34,892,151

Net increase in net assets resulting from operations

13,239,664

60,212,433

Shares

Shares

Capital share transactions

Proceeds from shares sold

Class 1

182,717

1,521,088

345,312
[1]

2,449,216
[1]

Class 2

5,371,774

44,461,204

9,158,617
[2]

64,586,061
[2]

45,982,292

67,035,277

Payment for shares redeemed

Class 1

(1,004,576
)

(8,196,935
)

(831,507
)[1]

(5,663,229
)[1]

Class 2

(6,689,369
)

(54,703,875
)

(8,891,344
)[2]

(61,045,657
)[2]

(62,900,810
)

(66,708,886
)

Net asset value of shares issued in acquisition

Class 1

0

0

5,750,417

36,024,647

Class 2

0

0

1,240,431

7,770,923

0

43,795,570

Net increase (decrease) in net assets resulting from capital share transactions

(16,918,518
)

44,121,961

Total increase (decrease) in net assets

(3,678,854
)

104,334,394

Net assets

Beginning of period

289,679,366

185,344,972

End of period

$
286,000,512

$
289,679,366

Undistributed net investment loss

$
(1,364,388
)

$
(1,998
)

1.
Class commenced operations on July 16, 2010.

2.
After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Advantage VT Small Cap Growth Fund

Financial Highlights

Beginning Net Asset Value Per Share

Net Investment Loss

Net Realized and Unrealized Gains (Losses) on Investments

Distributions from Net Realized Gains

Class 1

January 1, 2011 to June 30, 2011 (Unaudited)

$
8.06

(0.03
)

0.44

0.00

  July 16, 2010[2] to December 31,
2010

$
6.26

(0.02
)

1.82

0.00

Class 2

January 1, 2011 to June 30, 2011 (Unaudited)

$
8.05

(0.04
)

0.44

0.00

  January 1, 2010 to December 31,
2010[3]

$
6.35

(0.06
)

1.76

0.00

  January 1, 2009 to December 31,
2009[3]

$
4.16

(0.03
)

2.22

0.00

  January 1, 2008 to December 31,
2008[3]

$
9.69

(0.05
)

(3.31
)

(2.17
)

  January 1, 2007 to December 31,
2007[3]

$
9.96

(0.07
)

1.52

(1.72
)

  January 1, 2006 to December 31,
2006[3]

$
8.34

(0.09
)

1.94

(0.23
)

1.
Returns for periods less than one year are not annualized.

2.
Commencement of class operations.

3.
After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Wells Fargo Advantage VT Small Cap Growth Fund

17

Ending Net Asset Value Per Share

Ratio to Average Net Assets (Annualized)

Total Return[1]

Portfolio Turnover Rate

Net Assets at End of Period (000’s omitted)

Net Investment Loss

Gross Expenses

Net Expenses

$
8.47

(0.74
)%

0.94
%

0.94
%

5.09
%

85
%

$
37,630

$
8.06

(0.58
)%

0.95
%

0.95
%

26.93
%

71
%

$
42,434

$
8.45

(0.99
)%

1.19
%

1.19
%

4.97
%

85
%

$
248,370

$
8.05

(0.82
)%

1.22
%

1.20
%

26.77
%

71
%

$
247,246

$
6.35

(0.69
)%

1.26
%

1.20
%

52.64
%

75
%

$
185,345

$
4.16

(0.73
)%

1.26
%

1.20
%

(41.42
)%

76
%

$
109,996

$
9.69

(0.73
)%

1.22
%

1.20
%

13.81
%

121
%

$
221,394

$
9.96

(0.98
)%

1.23
%

1.20
%

22.75
%

135
%

$
190,516

18

Wells Fargo Advantage VT Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of
1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern
Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official
Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair
Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated
securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds
Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a

Notes to Financial Statements (Unaudited)

Wells Fargo Advantage VT Small Cap Growth Fund

19

default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Security transactions and income recognition

Securities transactions are
recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is
recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2010, VT Small Cap Growth Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $7,648,245 with $374,608 expiring in 2015, $2,685,844 expiring in 2016 and $4,587,793 expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

20

Wells Fargo Advantage VT Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■

Level 1 – quoted prices in active markets for identical securities

■

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities

  Quoted Prices
(Level 1)

Significant Other Observable Inputs (Level 2)

  Significant
Unobservable Inputs (Level 3)

Total

Equity securities

Common stocks

$
278,707,632

$
0

$
0

$
278,707,632

Short-term investments

Corporate bonds and notes

0

0

990,867

990,867

Investment companies

8,947,614

42,176,268

0

51,123,882

$
287,655,246

$
42,176,268

$
990,867

$
330,822,381

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes

Balance as of December 31, 2010

$
1,102,424

Accrued discounts (premiums)

0

Realized gains (losses)

0

Change in unrealized gains (losses)

118,856

Purchases

0

Sales

(230,413
)

Transfers into Level 3

0

Transfers out of Level 3

0

Balance as of June 30, 2011

$
990,867

  Change in unrealized gains (losses) relating to securities still held at June 30,
2011

$
11,277

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has
entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is
entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.75% of the
Fund’s average daily net assets.

Notes to Financial Statements (Unaudited)

Wells Fargo Advantage VT Small Cap Growth Fund

21

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the
Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an
administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08%
of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds
Distributor, LLC, the principal underwriter, at an annual rate 0.25% of the average daily net assets.

5. INVESTMENT PORTFOLIO
TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were $241,007,926 and $249,278,305, respectively.

6 . ACQUISITION

After the close of business on July 16, 2010, the Fund
acquired the net assets of Evergreen VA Growth Fund and renamed its existing shares as Class 2 shares. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class 1 and Class
2 shares of Evergreen VA Growth Fund received Class 1 and Class 2 shares of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen VA Growth Fund for 6,990,848 shares of the Fund valued at $43,795,570 at an exchange ratio of 1.82 and 1.78 for Class 1 and Class 2 shares, respectively. The investment portfolio of Evergreen VA Growth Fund with a fair value of $43,824,635, identified cost of $43,592,498 and unrealized gains of
$232,137 at July 16, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen VA Growth Fund and the Fund immediately prior to the acquisition were $43,795,570 and $198,568,568, respectively. The aggregate net assets of the Fund immediately after the acquisition were $242,364,138. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen
VA Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended December 31, 2010 would have been:

Net investment loss

$
(2,025,264
)

Net realized and unrealized gains (losses) on investments

$
61,432,964

Net increase in net assets resulting from operations

$
59,407,700

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit

22

Wells Fargo Advantage VT Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus
1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers
and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and
Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of June 30, 2011, management of the Fund is currently
assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

Other Information (Unaudited)

Wells Fargo Advantage VT Small Cap Growth Fund

23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are
publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at
www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard,
Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Wells Fargo Advantage VT Small Cap Growth Fund

Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust
(the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and
Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Peter G. Gordon (Born 1942)

Trustee, since 1998; Chairman, since 2005

Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College

Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)

Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth
Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of
Business. Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)

Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms.
Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)

Trustee, since 2010

Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director,
Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation
Trust

David F. Larcker (Born 1950)

Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research
Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust

Olivia S. Mitchell (Born 1953)

Trustee, since 2006

International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the
University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University
Professor from 1978 to 1993.

Asset Allocation Trust

Timothy J. Penny (Born 1951)

Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute
Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

Other Information (Unaudited)

Wells Fargo Advantage VT Small Cap Growth Fund

25

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Michael S. Scofield (Born 1943)

Trustee, since 2010

Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s
Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman,
Branded Media Corporation (multi-media branding company).

Asset Allocation Trust

Donald C. Willeke (Born 1940)

Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.

Asset Allocation Trust

Officers

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)

President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and
Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)

Secretary, since 2000; Chief Legal Counsel, since 2003

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank,
N.A. since 1996.

Kasey Phillips (Born 1970)

Treasurer, since 2008

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to
2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)

Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)

Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007.
Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.
The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

26

Wells Fargo Advantage VT Small Cap Growth Fund

Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of
Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act
(the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the
“Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT Small Cap Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds
Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the
Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various
information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds
Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of
the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory
Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)

Wells Fargo Advantage VT Small Cap Growth Fund

27

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review, except the ten-year period. The Board further noted that the performance of the Fund was lower than the median performance of the Universe for the ten-year period.

The Board received and considered
information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement
Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net
Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells
Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board
determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

28

Wells Fargo Advantage VT Small Cap Growth Fund

Other Information (Unaudited)

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund
(as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management
with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds
Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for
distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering
the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations

Wells Fargo Advantage VT Small Cap Growth Fund

29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG
— Association of Bay Area Governments

ACB
— Agricultural Credit Bank

ADR
— American Depositary Receipt

ADS
— American Depository Shares

AGC-ICC
— Assured Guaranty Corporation - Insured Custody Certificates

AGM
— Assured Guaranty Municipal

AMBAC
— American Municipal Bond Assurance Corporation

AMT
— Alternative Minimum Tax

ARM
— Adjustable Rate Mortgages

AUD
— Australian Dollar

BAN
— Bond Anticipation Notes

BART
— Bay Area Rapid Transit

BHAC
— Berkshire Hathaway Assurance Corporation

BRL
— Brazil Real

CAD
— Canadian Dollar

CDA
— Community Development Authority

CDO
— Collateralized Debt Obligation

CDSC
— Contingent Deferred Sales Charge

CGIC
— Capital Guaranty Insurance Company

CGY
— Capital Guaranty Corporation

CHF
— Swiss Franc

CIFG
— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP
— Certificate of Participation

CP
— Commercial Paper

CR
— Custody Receipts

CTF
— Common Trust Fund

DEM
— Deutsche Mark

DKK
— Danish Krone

DRIVER
— Derivative Inverse Tax-Exempt Receipts

DW&P
— Department of Water & Power

DWR
— Department of Water Resources

ECFA
— Educational & Cultural Facilities Authority

EDFA
— Economic Development Finance Authority

ETET
— Eagle Tax-Exempt Trust

ETF
— Exchange-Traded Fund

EUR
— Euro

FFCB
— Federal Farm Credit Bank

FGIC
— Financial Guaranty Insurance Corporation

FHA
— Federal Housing Authority

FHAG
— Federal Housing Agency

FHLB
— Federal Home Loan Bank

FHLMC
— Federal Home Loan Mortgage Corporation

FNMA
— Federal National Mortgage Association

FRF
— French Franc

FSA
— Farm Service Agency

GBP
— Great British Pound

GDR
— Global Depositary Receipt

GNMA
— Government National Mortgage Association

GO
— General Obligation

HCFR
— Healthcare Facilities Revenue

HEFA
— Health & Educational Facilities Authority

HEFAR
— Higher Education Facilities Authority Revenue

HFA
— Housing Finance Authority

HFFA
— Health Facilities Financing Authority

HKD
— Hong Kong Dollar

HUD
—  Housing & Urban Development

HUF
— Hungarian Forint

IDA
— Industrial Development Authority

IDAG
— Industrial Development Agency

IDR
— Industrial Development Revenue

IEP
— Irish Pound

JPY
— Japanese Yen

KRW
— Republic of Korea Won

LIBOR
— London Interbank Offered Rate

LLC
— Limited Liability Company

LLP
— Limited Liability Partnership

LOC
— Letter of Credit

LP
— Limited Partnership

MBIA
— Municipal Bond Insurance Association

MFHR
— Multi-Family Housing Revenue

MFMR
— Multi-Family Mortgage Revenue

MMD
— Municipal Market Data

MSTR
— Municipal Securities Trust Receipts

MTN
— Medium Term Note

MUD
— Municipal Utility District

MXN
— Mexican Peso

MYR
— Malaysian Ringgit

NATL-RE
— National Public Finance Guarantee Corporation

NLG
— Netherlands Guilder

NOK
— Norwegian Krone

NZD
— New Zealand Dollar

PCFA
— Pollution Control Finance Authority

PCR
— Pollution Control Revenue

PFA
— Public Finance Authority

PFFA
— Public Facilities Financing Authority

PFOTER
— Puttable Floating Option Tax-Exempt Receipts

plc
— Public Limited Company

PLN
— Polish Zloty

PSFG
— Public School Fund Guaranty

PUTTER
— Puttable Tax-Exempt Receipts

R&D
— Research & Development

RDA
— Redevelopment Authority

RDFA
— Redevelopment Finance Authority

REIT
— Real Estate Investment Trust

ROC
— Reset Option Certificates

SEK
— Swedish Krona

SFHR
— Single Family Housing Revenue

SFMR
— Single Family Mortgage Revenue

SGD
— Singapore Dollar

SKK
— Slovakian Koruna

SLMA
— Student Loan Marketing Association

SPDR
— Standard & Poor’s Depositary Receipts

STIT
— Short-Term Investment Trust

TAN
— Tax Anticipation Notes

TBA
— To Be Announced

TIPS
— Treasury Inflation-Protected Securities

TRAN
— Tax Revenue Anticipation Notes

TCR
— Transferable Custody Receipts

TRY
— Turkish Lira

TTFA
— Transportation Trust Fund Authority

USD
— Unified School District

XLCA
— XL Capital Assurance

ZAR
—  South African Rand

This page is intentionally left
blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site:
www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment
Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for
Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo
& Company.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

  © 2011 Wells Fargo Funds Management,
LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

204052 08-11 SVT7/SAR144 6-11

Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■

Wells Fargo Advantage VT Small Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery
of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any
forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells
Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932

Keystone creates one of the first mutual fund families.

1971

Wells Fargo & Company introduces one of the first institutional index funds.

1978

Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984

Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989

The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994

Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996

Evergreen Investments and Keystone Funds merge.

1997

Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999

Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002

Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005

The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United
States.

2006

Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010

The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage
Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides
institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is
built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo
Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor,
LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a
product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by
Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target
Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT
LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

Not part of the
semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds

Asia Pacific Fund

Global Opportunities Fund

Premier Large Company Growth Fund

C&B Large Cap Value Fund

Growth Fund

Small Cap Opportunities Fund

C&B Mid Cap Value Fund

Health Care Fund

Small Cap Value Fund

Capital Growth Fund

Index Fund

Small Company Growth Fund

Common Stock Fund

International Equity Fund

Small Company Value Fund

Disciplined U.S. Core Fund

International Value Fund

Small/Mid Cap Core Fund

Discovery Fund†

Intrinsic Small Cap Value Fund

Small/Mid Cap Value Fund

Diversified Equity Fund

Intrinsic Value Fund

Social Sustainability Fund†

Diversified International Fund

Intrinsic World Equity Fund

Special Mid Cap Value Fund

Diversified Small Cap Fund

Large Cap Core Fund

Special Small Cap Value Fund

Emerging Growth Fund

Large Cap Growth Fund

Specialized Technology Fund

Emerging Markets Equity Fund

Large Company Value Fund

Strategic Large Cap Growth Fund

Endeavor Select Fund†

Omega Growth Fund

Traditional Small Cap Growth Fund

Enterprise Fund†

Opportunity Fund†

Utility and Telecommunications Fund

Equity Value Fund

Precious Metals Fund

Bond Funds

Adjustable Rate Government Fund

Inflation-Protected Bond Fund

Short-Term Bond Fund

California Limited-Term Tax-Free Fund

Intermediate Tax/AMT-Free Fund

Short-Term High Yield Bond Fund

California Tax-Free Fund

International Bond Fund

Short-Term Municipal Bond Fund

Colorado Tax-Free Fund

Minnesota Tax-Free Fund

Strategic Municipal Bond Fund

Government Securities Fund

Municipal Bond Fund

Total Return Bond Fund

High Income Fund

North Carolina Tax-Free Fund

Ultra Short-Term Income Fund

High Yield Bond Fund

Pennsylvania Tax-Free Fund

Ultra Short-Term Municipal Income Fund

Income Plus Fund

Short Duration Government Bond Fund

Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund

WealthBuilder Equity Portfolio†

Target 2020 Fund†

Conservative Allocation Fund

  WealthBuilder Growth Allocation
Portfolio†

Target 2025 Fund†

Diversified Capital Builder Fund

  WealthBuilder Growth Balanced
Portfolio†

Target 2030 Fund†

Diversified Income Builder Fund

  WealthBuilder Moderate Balanced
Portfolio†

Target 2035 Fund†

Growth Balanced Fund

  WealthBuilder Tactical Equity
Portfolio†

Target 2040 Fund†

Index Asset Allocation Fund

Target Today Fund†

Target 2045 Fund†

Moderate Balanced Fund

Target 2010 Fund†

Target 2050 Fund†

  WealthBuilder Conservative Allocation
Portfolio†

Target 2015 Fund†

Target 2055 Fund†

Money Market Funds

100% Treasury Money Market Fund

Minnesota Money Market Fund

New Jersey Municipal Money Market Fund

California Municipal Money Market Fund

Money Market Fund

New York Municipal Money Market Fund

Cash Investment Money Market Fund

Municipal Cash Management Money Market Fund

Pennsylvania Municipal Money Market Fund

Government Money Market Fund

Municipal Money Market Fund

Prime Investment Money Market Fund

Heritage Money Market Fund†

National Tax-Free Money Market Fund

Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Discovery Fund†

VT Intrinsic Value Fund

VT Small Cap Growth Fund

VT Index Asset Allocation Fund

VT Omega Growth Fund

VT Small Cap Value Fund

VT International Equity Fund

VT Opportunity Fund†

VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.
The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells
Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM,
Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability
FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM,
Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage
WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones
Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo
Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025
FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow
Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells
Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050
FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage
Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells
Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund,
WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio,
Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and
VT Opportunity Fund, respectively.

Not part of
the semi-annual report.

2

Wells Fargo Advantage VT Small Cap Value Fund

Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage VT Small Cap Value Fund for the six-month period that ended June 30, 2011. The equity market finished the first half of 2011 on track to deliver a double-digit gain for the full year. However, this solid performance belies the uneven path that the market followed as investors faced a variety of global and domestic challenges during the period—particularly in the second quarter when market volatility and uncertainty were dominant themes.

As always, we believe that most
investors can benefit from building and maintaining a sound, well-diversified investment strategy—no matter what the future holds. Over the long term, such a strategy may enable you to balance risks and opportunities as you pursue your personal financial goals in a dynamic market environment.

The economic recovery continued but lost some momentum.

While the economic recovery continued throughout the period, growth remained decidedly subpar compared with most previous recovery cycles. U.S. gross domestic product (GDP) was estimated to have grown at an annualized rate of only 1.3% during the second quarter of 2011, while the initial estimate of first-quarter GDP growth was revised sharply downward from 1.9% to 0.4%.

In the early months of 2011, a string of upbeat economic data led to widespread optimism regarding the strength of the recovery. As we entered spring, however, it became increasingly apparent that the economy had entered a soft patch, casting renewed doubts on the sustainability of the recovery. Although there have been indications that the U.S. economy could move towards a more sustainable recovery, the path has remained uneven at times over the past six months. Considering ongoing economic uncertainties and sovereign debt concerns facing the U.S and many areas of the euro zone, consensus among economists is that the economy will likely continue to experience sub-par growth during the second half of 2011.

Persistent weakness in the labor and housing
markets slowed growth.

As has often been the case in recent years, the beleaguered labor and housing markets exerted a powerful drag on economic growth. Both showed signs of stabilization in late 2010 and early 2011, only to falter in the ensuing months.

Although the private
sector has been adding jobs, the pace of hiring has not been nearly brisk enough to produce a sustained drop in the unemployment rate, which edged up to 9.2% in June. Housing has arguably been even more troublesome, with sluggish home sales and housing starts at one point pushing prices down to levels not seen since 2002. Not surprisingly, the combination of falling home values and stubbornly high unemployment weighed heavily on consumer confidence.

With inflation low, the Federal Reserve sought to stimulate the economy.

Elevated food and gasoline prices were another ongoing source of concern, stirring fears of broader inflation. While those prices retreated somewhat in the second quarter, they continued to pose a threat to consumer spending as the period drew to a close.

Yet, so-called “core” inflation, which excludes volatile food and energy prices, has remained fairly mild in the absence of meaningful wage growth. Consequently, the Federal Reserve (Fed) reiterated in its June 2011 statement that it intends to keep short-term interest rates at exceptionally low levels for an extended period in an effort to foster a more robust economic recovery. Meanwhile, the Fed completed its second round of quantitative easing (QE2)—a $600 billion Treasury purchase program—as scheduled on June 30.

Letter to Shareholders

Wells Fargo Advantage VT Small Cap Value Fund

3

The equity market demonstrated resilience against a challenging backdrop.

By putting downward pressure on Treasury yields, QE2 helped fuel the equity market’s advance over the past two years. Better-than-expected corporate earnings have also played a key role in driving stock prices higher—a trend that was once again evident in the results that companies reported in January and April 2011. Despite the natural disasters in Japan and the geopolitical turmoil in the
Middle East and North Africa, the markets staged a strong rally through the first four months of the year.

In May and June
of 2011, however, the market reversed course for six straight weeks amid mounting anxiety over disappointing economic data. A number of other issues also worried investors, including severe weather, wrangling over the federal budget deficit,
Europe’s sovereign debt crisis, and the prospect of declining growth in China. Yet, a late-June surge pared the market’s losses, allowing the S&P 500 Index1 to record a slightly positive total return for the second quarter.

For the full six-month period, the S&P 500 Index gained 6.0% on a total-return basis; the Russell 2000® Index2 of small-cap stocks returned 6.2%; and the MSCI EAFE Index3 of international stocks was up 5.0%.

Recent events have not altered our message to our shareholders.

Since the bear
market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility. This impressive rebound from a downturn of historic proportions underscores the importance of adhering to a long-term investment strategy through changing market conditions. By staying focused on the long term, you may be better positioned to both navigate falling markets and participate in rising markets.

To help you develop a well-diversified strategy based on your individual goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued
confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit
www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3.
The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Since the bear market officially ended in March 2009, the equity market has rewarded investors who have stayed the course through its multiple bouts of short-term volatility.

4

Wells Fargo Advantage VT Small Cap Value Fund

Performance Highlights

Wells Fargo Advantage VT Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO
MANAGER

I. Charles Rinaldi

FUND INCEPTION

October 10, 1997

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JUNE 30,
2011)

Rangold Resources Limited ADR

6.65%

InterOil Corporation

6.14%

Chimera Investment Corporation

3.25%

McMoRan Exploration Company

3.12%

Range Resources Corporation

2.67%

Chicago Bridge & Iron Company NV

2.48%

United Continental Holdings Incorporated

1.96%

Newpark Resources Incorporated

1.59%

ION Geophyscial Corporation

1.50%

Carpenter Technology Corporation

1.45%

SECTOR DISTRIBUTION[2] (AS OF JUNE 30, 2011)

1.
The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

2.
Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights

Wells Fargo Advantage VT Small Cap Value Fund

5

Wells Fargo Advantage VT Small Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS
OF JUNE 30, 2011)3

Expense Ratios[4]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[5]

Class 1

07/16/2010

0.11

23.50

2.11

5.56

1.09%

0.91%

Class 2

10/10/1997

(0.11
)

23.10

2.04

5.52

1.34%

1.16%

  Russell 2000®
Value Index[6]

3.77

31.35

2.24

7.53

  Russell 2500®
Value Index[7]

6.10

34.54

3.54

8.36

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

3.
Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

4.
Reflects the expense ratios as stated in the most recent prospectuses.

5.
The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at 0.89% for Class 1 and 1.14% for Class 2. Without this cap, the Fund’s returns would have been lower.

6.
  The Russell 2000® Value Index measures the performance of those Russell
2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

7.
The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

6

Wells Fargo Advantage VT Small Cap Value Fund

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The
“Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example
for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 01-01-2011

Ending Account Value 06-30-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class 1

Actual

$
1,000.00

$
1,001.11

$
4.42

0.89
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.38

$
4.46

0.89
%

Class 2

Actual

$
1,000.00

$
998.89

$
5.65

1.14
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.14

$
5.71

1.14
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Small Cap Value Fund

7

Security Name

Shares

Value

Common Stocks: 96.20%

Consumer Discretionary: 6.02%

Diversified Consumer Services: 0.52%

Cambium Learning Group Incorporated†

24,800

$
83,576

Corinthian Colleges Incorporated†

64,900

276,474

360,050

Hotels, Restaurants & Leisure: 1.57%

Denny’s Corporation†

49,810

193,263

Scientific Games Corporation Class A†

38,700

400,158

Wendy’s/Arby’s Group Incorporated

95,400

483,678

1,077,099

Household Durables: 0.88%

Cavco Industries Incorporated†

6,300

283,500

KB Home Incorporated

11,300

110,514

Skyline Corporation

11,800

206,500

600,514

Internet & Catalog Retail: 0.07%

dELiA*s Incorporated†

32,450

50,947

Media: 0.53%

Discovery Communications Incorporated†

9,900

361,845

Multiline Retail: 0.26%

Saks Incorporated†

15,900

177,603

Specialty Retail: 2.19%

Collective Brands Incorporated†

38,900

571,441

Foot Locker Incorporated

4,600

109,296

GameStop Corporation Class A†

8,700

232,029

rue21 Incorporated†

5,500

178,750

Talbots Incorporated†

46,300

154,642

Vitamin Shoppe Incorporated†

5,600

256,256

1,502,414

Consumer Staples: 0.74%

Personal Products: 0.74%

Prestige Brands Holdings Incorporated†

39,600

508,464

Energy: 25.37%

Energy Equipment & Services: 9.83%

Ensco International plc ADR

3,104

165,459

Global Industries Limited†

118,200

647,736

Helix Energy Solutions Group Incorporated†

20,600

341,136

Helmerich & Payne Incorporated

14,500

958,740

ION Geophysical Corporation†

108,500

1,026,410

Key Energy Services Incorporated†

42,600

766,800

Newpark Resources Incorporated†

120,500

1,092,935

8

Wells Fargo Advantage VT Small Cap Value Fund

Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name

Shares

Value

Energy Equipment & Services (continued)

Oceaneering International Incorporated

18,200

$
737,100

Parker Drilling Company†

37,000

216,450

PHI Incorporated (non-voting)†

14,600

317,258

PHI Incorporated (voting)†

2,700

58,428

Vantage Drilling Company†

67,900

123,578

Willbros Group Incorporated†

34,500

294,630

6,746,660

Oil, Gas & Consumable Fuels: 15.54%

Forest Oil Corporation†

17,000

454,070

InterOil Corporation†

72,000

4,212,720

McMoRan Exploration Company†

116,000

2,143,680

Newfield Exploration Company†

4,100

278,882

Petrohawk Energy Corporation

14,300

352,781

PetroQuest Energy Incorporated†

14,400

101,088

Pioneer Natural Resources Company

2,200

197,054

Plains Exploration & Product Company†

4,600

175,352

Range Resources Corporation

33,000

1,831,500

Trilogy Energy Corporation

37,100

917,450

10,664,577

Financials: 18.11%

Commercial Banks: 4.54%

Ameris Bancorp

6,000

53,220

Associated Banc-Corporation

11,500

159,850

Bancorp Incorporated†

26,026

271,972

Center Financial Corporation†

26,600

168,910

CenterState Banks Incorporated

20,900

144,628

City National Corporation

7,400

401,450

First Horizon National Corporation

20,500

195,570

Hancock Holding Company

15,633

484,310

IBERIABANK Corporation

7,000

403,480

M&T Bank Corporation

1,186

104,309

NBH Holdings Corporation(a)††

11,400

205,200

Park Sterling Corporation†

18,500

91,760

Sandy Spring Bancorp Incorporated

6,280

112,977

SVB Financial Group†

4,600

274,666

Western Liberty Bancorp†

13,865

41,734

3,114,036

Insurance: 2.54%

Argo Group International Holdings Limited

32,300

959,956

Hilltop Holdings Incorporated†

29,500

260,780

Mercury General Corporation

8,700

343,563

OneBeacon Insurance Group Limited

13,500

180,765

1,745,064

REIT: 10.65%

Anworth Mortgage Asset Corporation

47,000

352,970

Armour Residential Incorporated

6,112

44,923

Portfolio of Investments—June 30, 2011 (Unaudited)

Wells Fargo Advantage VT Small Cap Value Fund

9

Security Name

Shares

Value

REIT (continued)

Capstead Mortgage Corporation

66,500

$
891,100

Chimera Investment Corporation

645,000

2,231,700

Crexus Investment Corporation

70,600

784,366

Hatteras Financial Corporation

18,200

513,786

Invesco Mortgage Capital

42,700

902,251

MFA Mortgage Investments Incorporated

86,800

697,872

Redwood Trust Incorporated

28,700

433,944

Sun Communities Incorporated

12,370

461,525

7,314,437

Thrifts & Mortgage Finance: 0.38%

First Niagara Financial Group Incorporated

13,200

174,240

Northwest Bancshares Incorporated

6,800

85,544

259,784

Health Care: 7.76%

Biotechnology: 0.34%

Gen-Probe Incorporated†

3,400

235,110

Health Care Equipment & Supplies: 3.22%

Hologic Incorporated†

14,600

294,482

Invacare Corporation

3,900

129,441

Orasure Technologies Incorporated†

93,200

794,996

Steris Corporation

6,200

216,876

Symmetry Medical Incorporated†

20,000

179,400

Thoratec Corporation†

9,800

321,636

Varian Medical Systems Incorporated†

3,900

273,078

2,209,909

Health Care Providers & Services: 2.44%

Amedisys Incorporated†

18,500

492,655

Community Health Systems Incorporated†

5,200

133,536

Cross Country Healthcare Incorporated†

37,200

282,720

Gentiva Health Services Incorporated†

23,500

489,505

Healthways Incorporated†

8,500

129,030

Omnicare Incorporated

4,600

146,694

1,674,140

Health Care Technology: 0.28%

Medidata Solutions Incorporated†

8,000

190,960

Life Sciences Tools & Services: 1.48%

Accelrys Incorporated†

30,200

214,722

Life Technologies Corporation†

4,100

213,487

Nordion Incorporated

23,900

261,705

Parexel International Corporation†

13,900

327,484

1,017,398

10	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Shares	Value

Industrials: 12.90%

Airlines: 4.19%
Alaska Air Group Incorporated†	10,100	$691,446
Delta Air Lines Incorporated†	73,100	670,327
Lan Airlines SA ADR	5,800	165,416
United Continental Holdings Incorporated†	59,600	1,348,748

		2,875,937

Building Products: 0.34%
Webco Industries Incorporated†(a)	1,850	231,712

Commercial Services & Supplies: 3.87%
ABM Industries Incorporated	30,500	711,870
ACCO Brands Corporation†	48,160	378,056
GEO Group Incorporated	40,600	935,018
Healthcare Services Group	19,200	312,000
Kforce Incorporated†	8,700	113,796
Verisk Analytics Incorporated Class A†	5,900	204,258

		2,654,998

Construction & Engineering: 2.76%
Chicago Bridge & Iron Company NV	43,700	1,699,930
Primoris Services Corporation	15,400	198,660

		1,898,590

Electrical Equipment: 0.91%
GrafTech International Limited†	30,800	624,316

Marine: 0.03%
Star Bulk Carriers Corporation	10,100	20,907

Professional Services: 0.34%
Hill International Incorporated†	41,200	237,312

Road & Rail: 0.25%
Covenant Transport Incorporated Class A†	22,200	172,050

Trading Companies & Distributors: 0.21%
Applied Industrial Technologies Incorporated	4,000	142,440

Information Technology: 8.69%

Communications Equipment: 2.16%
Brocade Communications Systems Incorporated†	69,900	451,554
China GrenTech Corporation Limited ADR†	38,300	85,792
Harmonic Incorporated†	49,500	357,885
InterDigital Incorporated	6,700	273,695
MRV Communications Incorporated†	225,700	311,466

		1,480,392

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	11

Security Name	Shares	Value

Computers & Peripherals: 1.88%
Cray Incorporated†	67,400	$431,360
Intermec Incorporated†	57,900	639,216
Quantum Corporation†	67,500	222,750

		1,293,326

Electronic Equipment & Instruments: 4.17%
Checkpoint Systems Incorporated†	11,600	207,408
Cognex Corporation	14,300	506,649
Coherent Incorporated†	14,800	817,996
Itron Incorporated†	2,500	120,400
OSI Systems Incorporated†	15,900	683,700
Power One Incorporated†	65,100	527,310

		2,863,463

Internet Software & Services: 0.35%
Monster Worldwide Incorporated†	16,200	237,492

Office Electronics: 0.13%
Zebra Technologies Corporation†	2,100	88,557

Materials: 15.82%

Chemicals: 0.55%
Calgon Carbon Corporation†	22,200	377,400

Containers & Packaging: 0.44%
Intertape Polymer Group Incorporated†	161,600	300,576

Metals & Mining: 14.54%
Agnico-Eagle Mines Limited	12,300	776,499
Carpenter Technology Corporation	17,200	992,096
Eldorado Gold Corporation	25,800	380,292
Great Basin Gold Limited†	76,400	159,676
Harry Winston Diamond Corporation†	8,700	144,594
Jaguar Mining Incorporated†	63,800	304,964
Petaquilla Minerals Limited†	40,300	26,920
Randgold Resources Limited ADR	54,300	4,563,915
Royal Gold Incorporated	12,740	746,182
Sandstorm Gold Limited†	210,240	259,408
Silver Standard Resources Incorporated†	12,800	341,632
Steel Dynamics Incorporated	39,900	648,375
United States Steel Corporation	7,600	349,904
Yamana Gold Incorporated	24,800	288,424

		9,982,881

Paper & Forest Products: 0.29%
Wausau Paper Corporation	29,300	197,482

12	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name			Shares	Value

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
Cincinnati Bell Incorporated†			163,300	$542,156

Total Common Stocks (Cost $55,906,450)				66,032,998

Investment Companies: 1.34%
KBW Regional Banking ETF			10,054	255,874
Market Vectors Gold Miners ETF			12,100	660,539

Total Investment Companies (Cost $834,140)				916,413

		Expiration Date

Warrants: 0.00%

Financials: 0.00%

REIT: 0.00%
Armour Residential Incorporated†		11/07/2011	1,000	40

Total Warrants (Cost $160)				40

	Yield

Short-Term Investments: 2.10%

Investment Companies: 2.10%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04%		1,442,310	1,442,310

Total Short-Term Investments (Cost $1,442,310)				1,442,310

Total Investments in Securities
(Cost $58,183,060)*	99.64%	68,391,761
Other Assets and Liabilities, Net	0.36	249,875

Total Net Assets	100.00%	$68,641,636

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $58,583,737 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,921,381
Gross unrealized depreciation	(2,113,357)

Net unrealized appreciation	$9,808,024

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	13

Assets
Investments
In unaffiliated securities, at value	$66,949,451
In affiliated securities, at value	1,442,310

Total investments, at value (see cost below)	68,391,761
Receivable for investments sold	255,437
Receivable for Fund shares sold	2,387
Receivable for dividends	213,563
Prepaid expenses and other assets	2,943

Total assets	68,866,091

Liabilities
Payable for investments purchased	15,258
Payable for Fund shares redeemed	169,040
Advisory fee payable	29,059
Distribution fees payable	3,818
Due to other related parties	7,280

Total liabilities	224,455

Total net assets	$68,641,636

NET ASSETS CONSIST OF
Paid-in capital	$77,656,426
Undistributed net investment income	766,191
Accumulated net realized losses on investments	(19,989,702)
Net unrealized gains on investments	10,208,721

Total net assets	$68,641,636

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$51,163,067
Shares outstanding – Class 1	5,656,346
Net asset value per share – Class 1	$9.05
Net assets – Class 2	$17,478,569
Shares outstanding – Class 2	1,936,900
Net asset value per share – Class 2	$9.02

Total investments, at cost	$58,183,060

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Small Cap Value Fund	Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)

Investment income
Dividends*	$609,156
Income from affiliated securities	2,851

Total investment income	612,007

Expenses
Advisory fee	271,958
Administration fees
Fund level	18,130
Class 1	21,640
Class 2	7,369
Distribution fees
Class 2	23,029
Custody and accounting fees	15,283
Professional fees	23,851
Shareholder report expenses	17,424
Trustees’ fees and expenses	4,847
Other fees and expenses	1,203

Total expenses	404,734
Less: Fee waivers and/or expense reimbursements	(58,982)

Net expenses	345,752

Net investment income	266,255

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,351,770
Net change in unrealized gains (losses) on investments	(2,550,226)

Net realized and unrealized gains (losses) on investments	(198,456)

Net increase in net assets resulting from operations	$67,799

* Net of foreign withholding taxes of	$4,852

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage VT Small Cap Value Fund	15

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010

Operations
Net investment income		$266,255			$519,509
Net realized gains on investments		2,351,770			1,492,997
Net change in unrealized gains (losses) on investments		(2,550,226)			12,781,203

Net increase in net assets resulting from operations		67,799			14,793,709

Distributions to shareholders from
Net investment income
Class 2		0			(154,516)[2]

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	40,545	369,248	219,798	[1]	1,707,233	[1]
Class 2	62,538	570,290	301,633	[2]	2,296,529	[2]

		939,538			4,003,762

Reinvestment of distributions
Class 2	0	0	21,138	[2]	154,516	[2]

Payment for shares redeemed
Class 1	(825,591)	(7,521,562)	(811,923)[1]		(6,559,421)[1]
Class 2	(295,931)	(2,704,591)	(897,225)[2]		(7,075,687)[2]

		(10,226,153)			(13,635,108)

Net asset value of shares issued in acquisition
Class 1	0	0	7,033,517	[1]	51,770,209	[1]
Class 2	0	0	1,210,549	[2]	8,910,235	[2]

		0			60,680,444

Net increase (decrease) in net assets resulting from capital share transactions		(9,286,615)			51,203,614

Total increase (decrease) in net assets		(9,218,816)			65,842,807

Net assets
Beginning of period		77,860,452			12,017,645

End of period		$68,641,636			$77,860,452

Undistributed net investment income		$766,191			$499,936

1.	Class commenced operations on July 16, 2010.

2.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Small Cap Value Fund	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains
Class 1
January 1, 2011 to June 30, 2011 (Unaudited)	$9.04	0.05		(0.04)	0.00	0.00
July 16, 2010[2] to December 31, 2010	$7.36	0.05	[3]	1.63	0.00	0.00
Class 2
January 1, 2011 to June 30, 2011 (Unaudited)	$9.03	0.03		(0.04)	0.00	0.00
January 1, 2010 to December 31, 2010[4]	$7.83	0.12		1.20	(0.12)	0.00
January 1, 2009 to December 31, 2009[4]	$4.95	0.08		2.87	(0.07)	0.00
January 1, 2008 to December 31, 2008[4]	$11.08	0.09	[3]	(4.21)	0.00	(2.01)
January 1, 2007 to December 31, 2007[4]	$13.22	(0.04)		0.21	0.00	(2.31)
January 1, 2006 to December 31, 2006[4]	$13.66	(0.03)		1.84	0.00	(2.25)

1.	Returns for periods of less than one year are not annualized.

2.	Commencement of class operations.

3.	Calculated based upon average shares outstanding.

4.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Small Cap Value Fund	17

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
	Net Investment Income (Loss)	Gross Expenses	Net Expenses	Total Return[1]

$9.05	0.80%	1.05%	0.89%	0.11%	9%	$51,163
$9.04	1.43%	0.96%	0.89%	22.83%	61%	$58,255

$9.02	0.55%	1.30%	1.14%	(0.11)%	9%	$17,479
$9.03	1.06%	1.52%	1.14%	17.25%	61%	$19,606
$7.83	1.39%	2.56%	1.14%	60.18%	45%	$12,018
$4.95	1.18%	1.69%	1.14%	(44.55)%	39%	$7,928
$11.08	(0.31)%	1.51%	1.14%	(0.32)%	60%	$17,527
$13.22	(0.23)%	1.46%	1.14%	15.29%	81%	$23,462

18	Wells Fargo Advantage VT Small Cap Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	19

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2010, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $21,893,727 with $932,272 expiring in 2015, $7,675,453 expiring in 2016 and $13,286,002 expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in

20	Wells Fargo Advantage VT Small Cap Value Fund	Notes to Financial Statements (Unaudited)

pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$65,596,086	$0	$436,912	$66,032,998
Investment companies	916,413	0	0	916,413
Warrants	0	40	0	40

Short-term investments
Investment companies	1,442,310	0	0	1,442,310
	$67,954,809	$40	$436,912	$68,391,761

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	21

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common stocks
Balance as of December 31, 2010	$170,200
Realized gains (losses)	0
Change in unrealized gains (losses)	74,781
Purchases	191,931
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of June 30, 2011	$436,912
Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$74,781

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were $6,050,156 and $9,965,456, respectively.

22	Wells Fargo Advantage VT Small Cap Value Fund	Notes to Financial Statements (Unaudited)

6. ACQUISITION

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Special Values Fund and renamed its existing shares as Class 2 shares. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class 1 and Class 2 shares of Evergreen VA Special Values Fund received Class 1 and Class 2 shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen VA Special Values Fund for 8,244,066 shares of the Fund valued at $60,680,444 at an exchange ratio of 1.56 and 1.55 for Class 1 and Class 2 shares, respectively. The investment portfolio of Evergreen VA Special Value Fund with a fair value of $60,693,159, identified cost of $60,659,673 and unrealized gain of $33,486 at July 16, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen VA Special Values Fund and the Fund immediately prior to the acquisition were $60,680,444 and $9,494,728, respectively. The aggregate net assets of the Fund immediately after the acquisition were $70,175,172. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen VA Special Values Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended December 31, 2010 would have been:

Net investment income	$624,969
Net realized and unrealized gains (losses) on investments	$13,030,505
Net increase in net assets resulting from operations	$13,655,474

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements,

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	23

mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of June 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

10. SUBSEQUENT DISTRIBUTIONS

On July 14, 2011, the Fund declared distributions from net investment income to shareholders of record on July 13, 2011. The per share amounts payable on July 15, 2011 were as follows:

Net investment income
Class 1	$0.07778
Class 2	0.05841

These distributions are not reflected in the accompanying financial statements.

24	Wells Fargo Advantage VT Small Cap Value Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage VT Small Cap Value Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the

28	Wells Fargo Advantage VT Small Cap Value Fund	Other Information (Unaudited)

“Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was lower than the median performance of the Universe for one- and three-year periods under review. The Board further noted that the performance of the Fund was in range of the median performance of the Universe for the five- and ten-year period.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	29

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage VT Small Cap Value Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204053 08-11 SVT8/SAR145 6-11

Semi-Annual Report

June 30, 2011

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

■	Wells Fargo Advantage VT Total Return Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of June 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Total Return Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Fixed-income performance oscillated during the period but generally produced positive returns from the vast majority of taxable fixed-income asset classes.

Dear Valued Shareholder,

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Total Return Bond Fund, which covers the six-month period that ended June 30, 2011. Fixed-income performance oscillated during the period but generally produced positive returns from the vast majority of taxable fixed-income asset classes.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Strategies that were broadly diversified across various sectors and credit-quality tiers generally outperformed strategies that were more heavily focused on U.S. Treasuries and the highest-quality fixed-income securities. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers, but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full six-month period.

Lower-rated bonds outperformed U.S. Treasuries and higher-rated bonds.

During the period, the lowest-rated credit-quality sectors continued to perform best, as they have done since the credit crisis of 2008. The Caa-rated1 credit tier (Caa-rated subsector of the Barclays Capital U.S. High Yield Bond Index2) returned 5.8% during the period, while the Baa-rated credit tier of the Barclays Capital U.S. Aggregate Bond Index3 returned 4.1% and the Aaa-rated credit tier returned 2.5%.

One of the drivers of strong performance in lower-rated corporate bonds and higher-spread structured products, such as commercial mortgage-backed securities (CMBS), was the effect of the low-yield environment from highly accommodative monetary policy. Low interest rates and low Treasury yields continued to create an environment of relatively scarce opportunities for higher-yielding assets, and as such, investors it appeared continued to move down the credit-quality tiers to add yield and a bit more risk because of the relative lack of yield from the highest-rated securities and from U.S. Treasuries. Consequently, the lower-rated and higher-spread areas of the fixed-income markets continued to provide some of the best six-month returns. CMBS spreads continued to tighten

1.	The ratings indicated are from Moody’s Investors Service. Credit quality ratings apply to underlying holdings of the fund and not the fund itself. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories.

2.	Barclays Capital U.S. High Yield Bond Index is an index consisting of all domestic and yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage VT Total Return Bond Fund	3

for much of the period before an adjustment in May and June. Spreads in mortgage-backed, asset-backed, and corporate bonds also tightened throughout the first four months of the period before widening a bit in May and June as U.S. Treasury yields declined. Nonetheless, spreads finished the period notably lower than their levels from November 2010.

U.S. Treasury yields approached, and in some instances set, multi-decade lows in May 2011, nearing and surpassing the low yield levels that were set in the summer of 2010. Most fixed-income asset classes generally followed the trends of U.S. Treasuries, as investment-grade securities had their best-performing months when Treasury yields declined and their worst-performing months when Treasury yields shifted higher. Below-investment-grade securities demonstrated similar trends but, by comparison, appeared relatively impervious to the yield corrections in Treasuries and investment-grade bonds.

The Federal Reserve ended its second round of quantitative easing in June 2011.

In early November 2010, the Federal Reserve (Fed) formally announced the launch of its second quantitative easing program (QE2) since the credit crisis of 2008, seeking to spur lending and economic growth. The program intended to build federal reserves and keep long-term yields relatively low by purchasing another $600 billion in U.S. Treasuries through June 2011. Part of the restraint on the economy is the fact that private lending contracted during and after the credit crisis of 2008 and has remained constrained. Despite the massive scale of these programs, quantitative easing has not resulted in significant credit expansion, monetary supply expansion, or increased inflation. When those effects begin to take hold, the Fed will likely begin to draw down its reserves by selling U.S. Treasuries back to the market. At the end of June 2011, the Fed formally ended its QE2 program.

Growth expectations were strongest at the beginning of the period.

Several economic figures demonstrated continued resiliency during the first four months of the period, particularly manufacturing indexes, which reached some of their highest expansionary points on record. Unemployment showed signs of healing, with the national unemployment figure shifting below 9% for the first time since the recession began, but then ticking back above 9% late in the period. Housing data continued to disappoint, and energy prices once again surged higher late in the period on heightened political turmoil in the Middle East. Thus, the positive economic optimism that looked promising at the outset of the period continued to face some headwinds in the form of higher commodity prices, languishing housing values, and elevated levels of unemployment, creating some volatility in securities markets during the period. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide added opportunities to capture relative value and better protection from risk. While heightened volatility may be uncomfortable to experience in the short term, it often leads to unique opportunities to add relative value for investors with long-term investment horizons.

While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide added opportunities to capture relative value and better protection from risk.

4	Wells Fargo Advantage VT Total Return Bond Fund	Letter to Shareholders

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of Wells Fargo Advantage Income Funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. We are available 24 hours a day, 7 days a week. You may also visit our website at www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights	Wells Fargo Advantage VT Total Return Bond Fund	5

Wells Fargo Advantage VT Total Return Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Troy Ludgood

Thomas O’Connor, CFA

FUND INCEPTION

September 20, 1999

PORTFOLIO ALLOCATION[1] (AS OF JUNE 30, 2011)

1.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Total Return Bond Fund	Performance Highlights

Wells Fargo Advantage VT Total Return Bond Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2011)

						Expense Ratios[2]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[3]
Class 2	09/20/1999	3.26	4.76	7.11	6.10	0.90%	0.90%
Barclays Capital U.S. Aggregate Bond Index[4]		2.72	3.90	6.52	5.74

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-866-765-0778. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.

2.	Reflects the expense ratios as stated in the most recent prospectus.

3.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Fund Expenses	Wells Fargo Advantage VT Total Return Bond Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01-01-2011	Ending Account Value 06-30-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class 2
Actual	$1,000.00	$1,032.62	$4.38	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 63.45%
FHLMC%%	4.50%	03/15/2039	$1,200,000	$239,563
FHLMC%%(a)	5.00	03/25/2041	67,000	71,667
FHLMC%%(a)	5.00	05/25/2041	67,000	71,667
FHLMC%%(a)	5.00	07/15/2041	45,000	48,021
FHLMC%%(a)	5.00	07/15/2041	68,000	72,566
FHLMC%%(a)	5.00	07/15/2041	45,000	48,021
FHLMC	5.00	08/15/2041	818,000	790,904
FHLMC%%(a)	5.00	08/15/2041	90,000	96,155
FHLMC	5.00	08/15/2041	179,000	191,469
FHLMC	5.00	08/25/2041	157,000	167,936
FHLMC	5.00	08/25/2041	238,000	254,579
FHLMC%%(a)	5.00	08/25/2041	111,000	118,732
FHLMC #1B3430±	6.15	06/01/2037	167,739	182,202
FHLMC #1B7562±	5.87	11/01/2037	1,562	1,684
FHLMC #1G0784±	5.70	03/01/2036	24,431	26,437
FHLMC #1G1347±	5.82	11/01/2036	200,627	217,527
FHLMC #1G1404±	5.85	12/01/2036	88,820	96,360
FHLMC #1G1614±	5.89	03/01/2037	12,897	14,004
FHLMC #1G1873±	5.66	03/01/2036	39,799	43,093
FHLMC #1H1334±	5.93	06/01/2036	69,060	74,572
FHLMC #1J1920±	5.56	10/01/2038	32,823	35,502
FHLMC #1Q0175±	6.06	11/01/2036	86,062	93,528
FHLMC #1Q0960±	5.98	06/01/2038	122,554	132,940
FHLMC #1Q1117±	5.62	08/01/2039	148,017	160,427
FHLMC #3508	4.00	02/15/2039	52,822	55,083
FHLMC #3598MA	4.50	11/15/2038	127,432	133,152
FHLMC #3626	5.00	03/15/2032	60,000	65,089
FHLMC #3631	4.00	02/15/2040	269,269	277,714
FHLMC #3632PK	5.00	02/15/2040	656,957	716,080
FHLMC #3636MJ	5.00	12/15/2034	456,585	491,845
FHLMC #3652AP	4.50	03/15/2040	199,148	209,138
FHLMC #847703±	5.94	01/01/2037	5,583	6,052
FHLMC #A64183	6.00	08/01/2037	63,570	70,507
FHLMC #A78331	6.00	03/01/2034	43,933	48,755
FHLMC #A84178	4.00	12/01/2035	120,593	121,609
FHLMC #A84181	4.00	12/01/2034	100,772	101,968
FHLMC #A97278	5.00	03/01/2041	28,873	30,759
FHLMC #A97387	5.00	03/01/2041	24,875	26,500
FHLMC #A97388	5.00	03/01/2041	27,895	29,717
FHLMC #A97848	5.00	03/01/2041	123,530	131,597
FHLMC #A97882	5.00	03/01/2041	44,836	47,693
FHLMC #A97960	5.00	04/01/2041	166,366	176,970
FHLMC #A97992	5.00	03/01/2041	44,826	47,753
FHLMC #G01777	6.00	02/01/2035	41,067	45,574
FHLMC #G03436	6.00	11/01/2037	54,461	60,404
FHLMC #G03601	6.00	07/01/2037	145,289	161,144
FHLMC #G04484	6.00	08/01/2038	57,775	64,080
FHLMC #G04709	6.00	10/01/2038	88,609	98,279
FHLMC #G05823	6.00	08/01/2034	350,904	389,417
FHLMC #G06008	6.00	12/01/2035	646,880	717,877
FHLMC #K007A1	3.34	12/25/2019	148,436	152,334

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC #Q00053	5.00%	04/01/2041	$90,762	$96,689
FHLMC #Q00491	5.00	04/01/2041	53,862	57,379
FHLMC #Q00492	5.00	04/01/2041	24,934	26,562
FHLMC #Q00537	5.00	05/01/2041	144,635	154,080
FHLMC #Q00549	5.00	05/01/2041	31,939	34,024
FHLMC #Q00769	5.00	05/01/2041	86,897	92,436
FHLMC #Q01156	5.00	06/01/2041	98,894	105,352
FHLMC #Q01161	5.00	06/01/2041	107,883	114,928
FHLMC Series 2980 Class QA	6.00	05/15/2035	640,741	712,934
FHLMC Series 3028 Class PG	5.50	09/15/2035	258,446	275,466
FHLMC Series 3325 Class JL	5.50	06/15/2037	58,392	63,143
FHLMC Series K003 Class AAVB	4.77	05/25/2018	166,000	178,604
FHLMC Series K005 Class A2	4.32	11/25/2019	96,000	99,362
FHLMC Series K008 Class A1	2.75	12/25/2019	192,220	192,280
FHLMC Series K010 Class A1	3.32	07/25/2020	320,992	330,251
FHLMC Series K013 Class A2	3.97	01/25/2021	167,000	168,989
FHLMC Series T-48 Class 1A3 Preassign 00764	6.42	07/25/2033	3,138	3,574
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	36,973	42,499
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	48,402	55,309
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	50,951	59,046
FNMA%%	3.00	12/25/2025	600,000	592,219
FNMA%%	3.50	08/25/2025	400,000	407,250
FNMA%%	3.50	09/25/2025	1,700,000	1,726,297
FNMA%%	3.50	10/25/2025	2,500,000	2,530,860
FNMA%%	3.50	06/25/2040	1,200,000	1,147,500
FNMA%%	4.00	10/25/2023	200,000	200,000
FNMA%%	5.00	07/25/2036	1,500,000	1,593,750
FNMA	5.00	07/25/2037	84,816	91,767
FNMA%%(a)	5.00	07/25/2041	25,000	26,695
FNMA%%	6.00	08/25/2035	100,000	109,844
FNMA%%	6.00	09/25/2035	500,000	548,359
FNMA #310017	7.00	06/01/2035	83,076	95,994
FNMA #460515	6.06	09/01/2011	265,537	265,396
FNMA #462404±	6.27	09/01/2037	208,305	227,730
FNMA #545269	5.72	11/01/2011	75,653	75,614
FNMA #545547	6.05	03/01/2012	284,902	287,999
FNMA #725228(o)	6.00	03/01/2034	1,725,852	1,914,461
FNMA #725229(o)	6.00	03/01/2034	1,285,701	1,426,208
FNMA #725690	6.00	08/01/2034	113,108	124,974
FNMA #735116	6.00	12/01/2034	349,679	387,894
FNMA #735503	6.00	04/01/2035	190,199	210,985
FNMA #735504	6.00	04/01/2035	26,758	29,682
FNMA #808350	5.50	09/01/2034	63,202	68,469
FNMA #838303±	5.98	07/01/2037	31,329	34,074
FNMA #863729±	5.52	01/01/2036	140,979	150,153
FNMA #888941±	6.05	10/01/2037	84,741	91,972
FNMA #893916±	6.27	10/01/2036	23,640	25,721
FNMA #905629±	6.00	12/01/2036	35,129	38,119
FNMA #906403±	5.87	01/01/2037	44,405	48,168
FNMA #906404±	5.91	01/01/2037	73,834	80,120
FNMA #909569±	5.87	02/01/2037	37,422	40,635

10	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #910293±	5.94%	03/01/2037	$43,396	$47,082
FNMA #914819±	5.91	04/01/2037	51,575	56,024
FNMA #938185±	5.89	07/01/2037	59,114	64,268
FNMA #941143±	5.98	10/01/2037	13,880	15,050
FNMA #945646±	6.04	09/01/2037	14,980	16,268
FNMA #947424±	5.67	10/01/2037	27,296	29,597
FNMA #949690±	5.83	09/01/2037	66,220	71,888
FNMA #952835±	5.95	09/01/2037	27,161	29,584
FNMA #959331±	6.06	11/01/2037	29,260	31,735
FNMA #AA7377	4.00	05/01/2037	311,113	314,566
FNMA #AA7944	4.00	10/01/2033	28,289	28,544
FNMA #AA7945	4.00	10/01/2033	304,107	307,957
FNMA #AA7973	4.00	01/01/2035	55,185	55,883
FNMA #AB1600(o)	3.50	10/01/2025	1,010,490	1,030,441
FNMA #AB1922	3.50	12/01/2030	222,566	220,483
FNMA #AD0086±	5.51	02/01/2039	76,162	82,454
FNMA #AD0584	7.00	01/01/2039	191,489	220,095
FNMA #AD0682	6.00	12/01/2035	211,919	235,079
FNMA #AD9702	3.50	08/01/2040	72,239	69,170
FNMA #AE0133(o)	6.00	07/01/2037	531,853	589,219
FNMA #AE0642	6.00	12/01/2040	82,061	91,029
FNMA #AE0965	5.00	03/01/2041	487,133	518,571
FNMA #AE0966	5.00	03/01/2041	392,432	417,758
FNMA #AE0972(o)	5.00	03/01/2041	1,114,152	1,186,056
FNMA #AE1529	3.50	10/01/2025	52,218	53,249
FNMA #AE2493	3.50	09/01/2040	343,875	329,267
FNMA #AE2542	3.50	09/01/2040	239,049	228,894
FNMA #AE2544	3.50	09/01/2040	66,855	64,015
FNMA #AE2570	3.50	09/01/2040	282,667	270,659
FNMA #AE3066(o)	3.50	09/01/2025	729,319	743,719
FNMA #AE6118	3.50	10/01/2040	392,573	375,897
FNMA #AE9782	5.00	11/01/2040	24,798	26,398
FNMA #AH1162	5.00	01/01/2041	138,898	147,862
FNMA #AH1311	5.00	01/01/2041	24,848	26,451
FNMA #AH6814	5.00	03/01/2041	51,815	55,223
FNMA #AH6816	5.00	03/01/2041	141,401	150,704
FNMA #AH8431	5.00	04/01/2041	41,840	44,593
FNMA #AH9082	5.00	04/01/2041	26,910	28,680
FNMA #AH9083	5.00	03/01/2041	24,913	26,552
FNMA #AI1213	5.00	04/01/2041	248,350	264,688
FNMA #AI1219	5.00	04/01/2041	182,543	194,552
FNMA #AI1955	5.00	05/01/2041	109,736	116,955
FNMA #AI1956	5.00	05/01/2041	114,713	122,116
FNMA #AI3126	5.00	05/01/2041	110,915	118,073
FNMA #AI4226	5.00	07/01/2041	157,000	167,328
FNMA #AI4227	5.00	06/01/2041	98,000	104,447
FNMA #AI4229	5.00	06/01/2041	133,000	141,750
FNMA #AI4230	5.00	06/01/2041	89,000	94,855
FNMA #AI4231	5.00	06/01/2041	67,000	71,408
FNMA #AL0131(o)	3.50	01/01/2026	784,055	799,536
FNMA #AL0213	3.50	04/01/2041	89,603	91,372

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series 2001-T07 Class A1	7.50%	02/25/2041	$34,666	$41,114
FNMA Series 2002-33 Class A2	7.50	06/25/2032	37,109	42,902
FNMA Series 2002-T06 Class A2	7.50	10/25/2041	52,132	62,055
FNMA Series 2002-T16 Class A3	7.50	07/25/2042	28,890	33,338
FNMA Series 2002-T18 Class A4	7.50	08/25/2042	29,246	33,782
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	85,000	93,496
FNMA Series 2005-5 Class PA	5.00	01/25/2035	72,909	78,689
FNMA Series 2005-58 Class MA	5.50	07/25/2035	64,754	70,901
FNMA Series 2006-56 Class CA	6.00	07/25/2036	35,031	38,520
FNMA Series 2007-30 Class MA	4.25	02/25/2037	407	421
FNMA Series 2009-102 Class PN	5.00	11/25/2039	169,554	180,938
FNMA Series 2009-105 Class CB	6.00	12/25/2039	321,583	355,612
FNMA Series 2009-11 Class LC	4.50	03/25/2049	193,252	200,350
FNMA Series 2009-66 Class KE	4.00	09/25/2039	252,275	261,338
FNMA Series 2009-78 Class J	5.00	09/25/2019	277,816	300,822
FNMA Series 2009-93 Class PD	4.50	09/25/2039	108,369	110,128
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	132,000	138,216
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	241,000	245,905
FNMA Series 2010- 45 Class GD	5.00	04/25/2033	308,191	329,830
FNMA Series 2010-015 Class KA(o)	4.00	03/25/2039	109,262	113,131
FNMA Series 2010-054 Class EA(o)	4.50	06/25/2040	390,964	408,419
FNMA Series 2010-9 Class MB	5.00	05/25/2032	50,000	54,030
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	100,000	105,264
FNMA Series 2010-M03 Class A3(o)	4.33	03/25/2020	499,000	519,903
FNMA Series 2011 Class 53	4.50	06/25/2041	262,902	278,951
GNMA%%(a)	3.00	04/20/2041	89,000	90,942
GNMA	3.00	07/20/2041	22,000	22,282
GNMA%%(a)	3.00	07/20/2041	44,000	44,960
GNMA%%(a)	3.00	08/20/2041	45,000	45,982
GNMA	3.00	08/20/2041	44,000	44,399
GNMA%%	3.50	08/20/2040	2,600,000	2,522,000
GNMA%%(a)	3.50	07/20/2041	113,000	117,359
GNMA%%(a)	3.50	08/20/2041	89,000	92,433
GNMA%%	4.00	10/15/2024	100,000	105,563
GNMA%%	4.00	07/20/2025	100,000	105,531
GNMA%%	4.00	08/20/2025	44,000	46,324
GNMA%%(a)	4.00	07/15/2026	81,000	85,611
GNMA%%(a)	4.00	07/20/2026	204,000	215,614
GNMA	6.00	07/15/2041	579,000	651,556
GNMA #004832	3.50	10/20/2040	102,514	99,631
GNMA #004881	3.50	12/20/2040	986,621	958,872
GNMA #004975	4.00	03/20/2026	87,594	92,581
GNMA #005013	4.00	04/20/2026	700,538	740,420
GNMA #005050	4.00	05/20/2026	917,521	969,757
GNMA #005080	4.00	06/20/2026	1,068,000	1,128,803
GNMA #082795±	4.00	04/20/2041	105,674	111,877
GNMA #082828±	4.00	05/20/2041	325,528	344,636
GNMA #082842±	3.50	05/20/2041	160,744	168,083
GNMA #082847±	3.50	05/20/2041	69,895	72,590
GNMA #200578	5.00	07/16/2033	668,632	724,796
GNMA #737970	3.50	02/20/2041	64,595	62,778

12	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA #737985	3.50%	02/20/2041	$32,759	$31,837
GNMA #738074	3.50	03/20/2041	99,530	96,731
GNMA #738174	3.50	02/20/2041	49,844	48,442
GNMA #738281	4.00	05/15/2026	77,659	82,105
GNMA #762874	4.00	04/15/2026	88,245	93,296
GNMA #782044	6.50	12/15/2032	378,429	432,337
GNMA #82853±	3.50	06/20/2041	230,000	240,386
GNMA Series 2002-95 Class DB	6.00	01/25/2033	140,000	156,561
National Credit Union Administration	2.35	06/12/2017	777,000	772,641

Total Agency Securities (Cost $52,060,777)				52,494,277

Asset-Backed Securities: 7.54%
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	03/15/2016	112,000	112,559
Ally Master Owner Trust Series 2011-1 Class A2	2.15	01/15/2016	156,000	158,040
Capital One Multi-Asset Execution Trust Series 2007-A4 Class A4±	0.22	03/16/2015	100,000	99,900
Citibank Omni Master Trust Series 2009-A14 Class A14††±	2.94	08/15/2018	509,000	535,093
Developers Diversified Realty Corporation Series 2009-DDR1 Class A††	3.81	10/14/2022	264,803	276,015
Discover Card Master Trust Series 2007-A2 Class A2±	0.59	06/15/2015	270,000	270,842
Discover Card Master Trust Series 2009-A1 Class A1±	1.49	12/15/2014	100,000	101,178
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69	07/15/2015	114,000	117,243
Goal Capital Funding Trust Series 2006-1 Class A3±	0.38	11/25/2026	334,000	315,625
MBNA Credit Card Master Trust Series 1997-B Class A±	0.35	08/15/2014	242,000	242,018
MMCA Automobile Trust Series 2011-A Class A4††	2.02	10/17/2016	153,000	154,590
Nelnet Student Loan Trust Series 2005-2 Class A5±	0.35	03/23/2037	196,000	174,221
Nelnet Student Loan Trust Series 2005-4 Class A3±	0.38	06/22/2026	224,000	216,790
Nelnet Student Loan Trust Series 2006-1 Class A4±	0.35	11/23/2022	142,000	139,377
Nelnet Student Loan Trust Series 2007-1 Class A3±	0.33	05/27/2025	383,000	356,923
Nelnet Student Loan Trust Series 2008-3 Class A4±	1.91	11/25/2024	517,000	537,433
Nissan Auto Receivables Owner Trust Series 2001-A Class A4	1.94	09/15/2017	95,000	96,266
SLM Student Loan Trust Series 2008-4 Class A4±	1.92	07/25/2022	121,000	126,052
SLM Student Loan Trust Series 2008-9 Class A±	1.77	04/25/2023	161,393	166,585
SLM Student Loan Trust Series 2000-A Class A2±	0.46	10/28/2028	135,362	134,844
SLM Student Loan Trust Series 2003-14 Class A5±	0.50	01/25/2023	336,000	331,238
SLM Student Loan Trust Series 2004-7 Class A5±	0.44	01/27/2020	165,237	164,134
SLM Student Loan Trust Series 2005-6 Class A±	0.38	07/27/2026	198,000	192,298
SLM Student Loan Trust Series 2005-8 Class A3±	0.38	10/25/2024	100,000	97,456
SLM Student Loan Trust Series 2006-3 Class A4±	0.35	07/25/2019	180,532	179,156
SLM Student Loan Trust Series 2008-1 Class A4A±	1.85	12/15/2032	360,000	368,908
SLM Student Loan Trust Series 2008-4 Class A2±	1.32	07/25/2016	101,000	102,521
SLM Student Loan Trust Series 2008-5 Class A3±	1.57	01/25/2018	100,000	102,730
Volkswagen Auto Loan Enhanced Valet 2011 1 A4	1.98	09/20/2017	183,000	185,120
World Financial Network Credit Card Master Trust Series 2009-A Class A	4.60	09/15/2015	183,000	185,551

Total Asset -Backed Securities (Cost $6,208,045)				6,240,706

Non-Agency Mortgage Backed Securities: 10.56%
Americold LLC Trust Series 2010-ART Class A1††	3.85	01/14/2029	187,688	191,450
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	100,000	101,964
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	47,000	47,492
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A5	4.81	12/10/2042	96,000	102,121
Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93	07/10/2045	93,000	99,205
Bank of America Commercial Mortgage Incorporated Series 2006-3 Class A4	5.89	07/10/2044	160,000	175,935

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4	5.41%	09/10/2047	$36,000	$38,472
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36	10/10/2045	306,000	327,790
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3	4.24	08/13/2039	21,840	22,124
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	68,805	69,561
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A±	0.23	12/25/2036	19,104	18,391
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM	5.39	07/15/2044	97,000	98,278
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B††	6.30	07/16/2034	151,000	151,505
Commercial Mortgage Pass-Through Certificate Series 2004-B4 Class A5	4.84	10/15/2037	355,000	377,312
Commercial Mortgage Pass-Through Certificate Series 2006-C8 Class A4	5.31	12/10/2046	113,000	121,006
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	27,000	27,848
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP5 Class A2	4.94	12/15/2035	137,000	142,178
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class A4	5.14	08/15/2036	200,000	211,891
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B	5.25	08/15/2036	87,000	90,514
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class B	4.72	03/15/2035	47,000	48,658
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	77,557	79,719
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	146,000	155,487
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	70,000	70,514
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C2 Class A3	5.85	03/15/2039	62,000	67,552
Credit Suisse Mortgage Capital Certificate Series 2006-C5 Class A3	5.31	12/15/2039	93,000	99,605
DBUBS Mortgage Trust Series 2011 Class C2††	3.53	07/24/2044	167,000	168,423
DBUBS Mortgage Trust Series 2011-LC1A Class A2††	4.53	11/10/2046	100,000	102,835
ESA Trust Series 2010-ESHA Class A††	2.95	11/05/2027	128,594	127,872
First Union National Bank Commercial Mortgage Series 2001-C4 Class B(l)	6.42	12/12/2033	111,000	112,418
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	7,154	7,145
GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class D	5.67	05/10/2040	26,000	27,197
GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	5.30	08/10/2038	71,000	76,489
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM	5.29	11/10/2045	132,000	130,894
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5	5.22	04/10/2037	249,000	267,356
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.76	07/10/2039	45,000	47,420
GS Mortgage Securities Corporation II Series 2006-GG6 Class A4	5.55	04/10/2038	260,000	282,557
GS Mortgage Securities Corporation II Series 2010-C2 Class A1††	3.85	12/10/2043	103,726	106,164
GS Mortgage Securities Corporation II Series 2011-GC3 Class A2††	3.65	03/10/2044	106,000	107,418
Impact Funding LLC Series 2010-1 Class A1††	5.31	01/25/2051	280,482	291,000
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2000-C10 Class C	7.97	08/15/2032	4,500	4,497
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47	11/15/2035	31,421	31,637
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D	6.85	04/15/2035	59,000	58,916
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B	5.21	12/12/2034	30,000	31,075
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	72,000	74,883

14	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIBC4 Class C	6.45%	05/12/2034	$67,000	$68,470
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	40,301	40,874
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	16,472	16,733
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-PM1A Class A4	5.33	08/12/2040	66,000	70,088
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CIBC9 Class A2	5.11	06/12/2041	36,901	36,881
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	186,000	197,044
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4	4.92	10/15/2042	39,000	42,074
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	45,186	46,310
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	285,000	303,458
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2††	5.63	12/05/2027	240,000	262,056
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2††	4.31	08/05/2032	189,000	183,227
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1††	3.85	06/15/2043	235,941	244,072
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1††	3.30	08/05/2032	94,324	93,463
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	42,000	43,198
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56	09/15/2026	26,249	26,623
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	51,000	53,304
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	02/15/2030	50,000	53,415
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	146,000	149,138
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40	02/15/2040	24,000	25,548
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3	6.16	07/15/2044	53,000	56,182
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93	07/15/2040	184,000	198,523
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4	5.86	07/15/2040	127,000	137,788
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	76,000	77,481
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6	5.39	11/12/2037	85,000	92,977
Merrill Lynch Mortgage Trust Series 2005-MKB2 Class A4	5.20	09/12/2042	114,000	122,692
Morgan Stanley Capital I Series 2004-TP13 Class A3	4.39	09/13/2045	33,240	34,276
Morgan Stanley Capital I Series 2005-HQ6 Class A4	4.99	08/13/2042	104,000	112,549
Morgan Stanley Capital I Series 2006-HQ8 Class AM	5.65	03/12/2044	49,000	50,877
Morgan Stanley Capital I Series 2006-IQ12 Class ANM	5.31	12/15/2043	122,000	122,410
Morgan Stanley Capital I Series 2007-HE2 Class A2A±	0.23	01/25/2037	10,325	10,050
Morgan Stanley Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	46,005	47,279
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	15,390	15,381
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	06/13/2041	19,147	19,542
Morgan Stanley Home Equity Loans Series 2007-1 Class A1±	0.24	12/25/2036	4,921	4,817
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S±	0.30	02/25/2047	20,048	16,543
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.31	03/15/2030	128,000	137,873
Salomon Brothers Mortgage Securities Incorporated VII Series 2000-C2 Class C	7.73	07/18/2033	8,937	8,926
Salomon Brothers Mortgage Securities Incorporated VII Series 2001-C2 Class A3	6.50	11/13/2036	52,957	53,136
Sequoia Mortgage Trust Series 2010-H1 Class A1±	3.75	02/25/2040	40,324	40,750

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Sequoia Mortgage Trust Series 2011-1 Class A1	4.13%	02/25/2041	$44,753	$44,846
US Bank NA Series 2007-1 Class A	5.92	05/25/2012	257,813	268,631
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1††(l)	4.24	10/15/2035	15,012	15,094
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3(l)	4.45	11/15/2035	100,776	101,387

Total Non-Agency Mortgage Backed Securities (Cost $8,657,694)				8,738,754

Corporate Bonds and Notes: 14.63%

Consumer Discretionary: 1.31%

Diversified Consumer Services: 0.06%
Massachusetts Institute of Technology	5.60	07/01/2111	45,000	45,981

Media: 0.95%
Comcast Corporation	8.38	03/15/2013	158,000	176,966
Discovery Communications LLC	4.38	06/15/2021	70,000	69,315
NBC Universal Incorporated††	2.88	04/01/2016	142,000	142,228
NBC Universal Incorporated††	4.38	04/01/2021	75,000	74,216
News America Incorporated††	6.15	02/15/2041	135,000	133,736
Time Warner Incorporated	4.75	03/29/2021	90,000	91,517
Time Warner Incorporated	6.25	03/29/2041	95,000	98,684

				786,662

Specialty Retail: 0.30%
Gap Incorporated	5.95	04/12/2021	260,000	249,784

Consumer Staples: 1.10%

Beverages: 0.48%
Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	200,000	215,093
Pepsico Incorporated	2.50	05/10/2016	180,000	181,903

				396,996

Food Products: 0.18%
Kraft Foods Incorporated Class A	6.50	02/09/2040	135,000	149,954

Tobacco: 0.44%
Altria Group Incorporated	4.75	05/05/2021	110,000	109,925
Altria Group Incorporated	10.20	02/06/2039	70,000	100,398
Philip Morris International Incorporated	2.50	05/16/2016	150,000	150,223

				360,546

Energy: 1.55%

Oil, Gas & Consumable Fuels: 1.55%
Energy Transfer Partners LP	4.65	06/01/2021	120,000	117,400
Energy Transfer Partners LP	6.05	06/01/2041	20,000	19,382
Energy Transfer Partners LP	9.00	04/15/2019	75,000	93,255
Enterprise Products Operating LLC	5.95	02/01/2041	55,000	54,625
Kerr-McGee Corporation	6.95	07/01/2024	190,000	216,507
Marathon Petroleum Corporation††	6.50	03/01/2041	65,000	67,180
Midamerican Energy Holdings Company	6.50	09/15/2037	70,000	78,918
Pride International Incorporated	6.88	08/15/2020	105,000	122,112

16	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline††	3.90%	04/15/2015	$194,000	$196,841
Spectra Energy Partners LP	2.95	06/15/2016	35,000	34,892
TC Pipelines LP	4.65	06/15/2021	80,000	79,570
Western Gas Partners LP	5.38	06/01/2021	195,000	200,801

				1,281,483

Financials: 6.28%

Capital Markets: 1.26%
Goldman Sachs Group Incorporated	3.63	02/07/2016	160,000	161,737
Goldman Sachs Group Incorporated	6.25	02/01/2041	160,000	161,307
Goldman Sachs Group Incorporated	6.75	10/01/2037	84,000	83,999
Jefferies Group Incorporated	5.13	04/13/2018	110,000	110,222
Lazard Group LLC	6.85	06/15/2017	220,000	242,625
Lazard Group LLC	7.13	05/15/2015	160,000	180,034
Morgan Stanley	3.80	04/29/2016	100,000	98,839

				1,038,763

Consumer Finance: 0.29%
Ford Motor Credit Company LLC	5.00	05/15/2018	245,000	244,162

Diversified Financial Services: 2.89%
ABB Treasury Center USA Incorporated††	2.50	06/15/2016	95,000	94,269
ABB Treasury Center USA Incorporated††	4.00	06/15/2021	95,000	93,028
American Express Credit Corporation±	1.10	06/24/2014	135,000	135,159
Bank of America Corporation	3.63	03/17/2016	90,000	90,259
Bank of America Corporation	5.00	05/13/2021	290,000	286,476
Bank of America Corporation	6.00	09/01/2017	120,000	129,125
Citigroup Incorporated«	1.88	10/22/2012	370,000	377,196
Citigroup Incorporated	3.95	06/15/2016	200,000	204,742
Citigroup Incorporated	5.38	08/09/2020	90,000	93,921
General Electric Capital Corporation	2.95	05/09/2016	360,000	361,983
General Electric Capital Corporation	4.63	01/07/2021	135,000	135,795
JPMorgan Chase & Company	3.15	07/05/2016	155,000	155,948
JPMorgan Chase & Company	4.63	05/10/2021	93,000	92,248
JPMorgan Chase & Company	6.80	10/01/2037	145,000	143,423

				2,393,572

Insurance: 1.06%
American International Group Incorporated Series MTN	5.85	01/16/2018	155,000	162,188
CNA Financial Corporation	5.75	08/15/2021	85,000	87,770
CNA Financial Corporation	6.50	08/15/2016	40,000	44,641
Hartford Financial Services Group	5.50	03/30/2020	90,000	92,773
MetLife Incorporated	5.88	02/06/2041	105,000	105,523
Protective Life Corporation	8.45	10/15/2039	135,000	148,764
Prudential Financial Incorporated	3.00	05/12/2016	145,000	143,722
Prudential Financial Incorporated	5.63	05/12/2041	30,000	27,745
WR Berkley Corporation	5.38	09/15/2020	65,000	65,780

				878,906

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

REIT: 0.78%
HCP Incorporated	6.75%	02/01/2041	$100,000	$105,730
Health Care Property Investors Incorporated	5.65	12/15/2013	150,000	164,350
Health Care REIT Incorporated	6.50	03/15/2041	50,000	48,970
Kilroy Realty LP	4.80	07/15/2018	110,000	108,140
Kilroy Realty LP	5.00	11/03/2015	50,000	52,112
Kilroy Realty LP	6.63	06/01/2020	65,000	69,814
WEA Finance LLC††	4.63	05/10/2021	95,000	92,193

				641,309

Health Care: 0.88%

Biotechnology: 0.34%
Amgen Incorporated	4.10	06/15/2021	90,000	89,290
Gilead Sciences Incorporated	4.50	04/01/2021	190,000	190,315

				279,605

Health Care Equipment & Supplies: 0.22%
Boston Scientific Corporation	6.40	06/15/2016	165,000	185,843

Health Care Providers & Services: 0.32%
Coventry Health Care Incorporated	5.45	06/15/2021	85,000	86,973
Coventry Health Care Incorporated	5.95	03/15/2017	165,000	176,373

				263,346

Industrials: 0.21%

Professional Services: 0.10%
Verisk Analytics Incorporated	5.80	05/01/2021	75,000	79,552

Road & Rail: 0.11%
BSNF Railway Company	5.75	05/01/2040	91,000	93,740

Information Technology: 0.31%

Communications Equipment: 0.07%
Juniper Networks Incorporated	5.95	03/15/2041	55,000	56,639

Computers & Peripherals: 0.13%
Hewlett Packard Company LP	4.30	06/01/2021	105,000	106,027

Software: 0.11%
Adobe Systems Incorporated	4.75	02/01/2020	91,000	93,847

Materials: 0.31%

Chemicals: 0.31%
Dow Chemical Company	5.90	02/15/2015	85,000	95,482
Dow Chemical Company	8.55	05/15/2019	124,000	159,891

				255,373

18	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Telecommunication Services: 0.95%

Diversified Telecommunication Services: 0.56%
AT&T Incorporated	4.45%	05/15/2021	$40,000	$40,707
AT&T Incorporated	6.40	05/15/2038	65,000	69,723
CenturyLink Incorporated	7.60	09/15/2039	70,000	67,331
Frontier Communications Corporation	8.13	10/01/2018	47,000	51,054
Frontier Communications Corporation	8.25	04/15/2017	135,000	146,813
Verizon Communications	4.60	04/01/2021	90,000	92,861

				468,489

Wireless Telecommunication Services: 0.39%
American Tower Corporation	4.50	01/15/2018	170,000	169,921
American Tower Corporation	5.05	09/01/2020	48,000	47,279
Verizon Wireless Capital LLC	8.50	11/15/2018	80,000	103,885

				321,085

Utilities: 1.73%

Electric Utilities: 0.67%
Ameren Corporation	8.88	05/15/2014	105,000	121,645
DPL Incorporated	6.88	09/01/2011	190,000	191,749
Great Plains Energy Incorporated	4.85	06/01/2021	20,000	20,064
IPALCO Enterprises Incorporated††	5.00	05/01/2018	65,000	63,496
Nisource Finance Corporation	5.95	06/15/2041	70,000	68,568
Progress Energy Incorporated	6.85	04/15/2012	85,000	89,001

				554,523

Gas Utilities: 0.08%
El Paso Pipeline Corporation	7.50	11/15/2040	55,000	63,618

Multi-Utilities: 0.98%
CMS Energy Corporation	2.75	05/15/2014	65,000	65,059
CMS Energy Corporation	5.05	02/15/2018	105,000	107,908
Dominion Resources Incorporated	8.88	01/15/2019	255,000	330,121
Puget Energy Incorporated††	6.00	09/01/2021	110,000	110,321
Sempra Energy	2.00	03/15/2014	195,000	196,858

				810,267

Total Corporate Bonds and Notes (Cost $11,842,353)				12,100,072

Municipal Bonds and Notes: 1.13%

California: 0.43%
California State Build America Bonds (Tax Revenue)	7.60	11/01/2040	115,000	132,811
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	08/01/2049	90,000	103,901
Los Angeles CA Department of Water & Power Build America Bonds (Utilities Revenue)	6.57	07/01/2045	105,000	117,431

				354,143

Illinois: 0.28%
State of Illinois (GO-State)	5.37	03/01/2017	75,000	77,441

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
State of Illinois (GO-State)	5.67%	03/01/2018	$75,000	$77,540
State of Illinois (GO-State)	5.88	03/01/2019	75,000	77,254

				232,235

Nevada: 0.12%
Clark County NV (Transportation Revenue)	6.82	07/01/2045	90,000	98,692

New Jersey: 0.16%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	01/01/2041	115,000	134,214

Texas: 0.14%
North Texas Tollway Authority (Transportation Revenue)	6.72	01/01/2049	105,000	114,833

Total Municipal Bonds and Notes (Cost $867,515)				934,117

US Treasury Securities: 9.73%
US Treasury Bond(o)	4.38	05/15/2040	545,000	544,662
US Treasury Bond«	4.38	05/15/2041	357,000	356,443
US Treasury Bond(o)	4.50	02/15/2036	890,000	919,760
US Treasury Bond(o)	4.75	02/15/2041	749,000	796,164
US Treasury Note(o)	0.38	06/30/2013	580,000	579,049
US Treasury Note«	0.50	05/31/2013	1,679,000	1,680,771
US Treasury Note(o)	0.75	06/15/2014	210,000	209,754
US Treasury Note(o)	1.00	05/15/2014	811,000	816,385
US Treasury Note(o)	1.25	04/15/2014	324,000	328,556
US Treasury Note(o)	1.50	06/30/2016	1,608,000	1,588,398
US Treasury Note(o)	1.75	05/31/2016	229,000	229,357

Total US Treasury Securities (Cost $8,155,347)				8,049,299

Yankee Corporate Bonds and Notes: 6.32%

Consumer Discretionary: 0.11%

Media: 0.11%
Thomson Reuters Corporation	5.95	07/15/2013	80,000	87,503

Consumer Staples: 0.33%

Beverages: 0.20%
Pernod Ricard SA††	5.75	04/07/2021	160,000	167,049

Food & Staples Retailing: 0.13%
Woolworths Limited††	4.55	04/12/2021	105,000	105,504

Energy: 0.37%

Oil, Gas & Consumable Fuels: 0.37%
BP Capital Markets plc	4.74	03/11/2021	180,000	185,688
Husky Energy Incorporated	7.25	12/15/2019	102,000	122,246

				307,934

20	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Financials: 3.55%

Commercial Banks: 1.71%
HSBC Holdings plc	5.10%	04/05/2021	$220,000	$225,452
Itau Unibanco Holding SA††	6.20	04/15/2020	105,000	107,993
Korea Development Bank	3.25	03/09/2016	199,000	198,421
Lloyds TSB Bank plc	6.38	01/21/2021	75,000	78,079
Nordea Bank AB††	4.88	05/13/2021	200,000	192,074
Rabobank Nederland NV	5.25	05/24/2041	177,000	175,433
Standard Chartered plc††	3.20	05/12/2016	190,000	188,166
Swedish Exportkredit AB	3.25	09/16/2014	233,000	246,868

				1,412,486

Consumer Finance: 0.24%
CNOOC Finance 2011 Limited††	4.25	01/26/2021	205,000	201,037

Diversified Financial Services: 1.11%
Abbey National Treasury Services plc	2.88	04/25/2014	55,000	55,198
Abbey National Treasury Services plc	4.00	04/27/2016	200,000	198,462
BNP Paribas††	2.20	11/02/2015	277,000	270,694
Caisse Centrale Desjardins du Quebec††	2.55	03/24/2016	250,000	252,260
Credit Suisse New York NY	6.00	02/15/2018	130,000	140,278

				916,892

Thrifts & Mortgage Finance: 0.49%
Achmea Hypotheekbank NV††	3.20	11/03/2014	385,000	404,097

Materials: 0.60%

Metals & Mining: 0.60%
ArcelorMittal	5.50	03/01/2021	83,000	83,130
ArcelorMittal	6.75	03/01/2041	60,000	59,469
Barrick Gold Corporation††	2.90	05/30/2016	225,000	224,823
Teck Resources Limited	4.75	01/15/2022	65,000	65,170
Teck Resources Limited	6.25	07/15/2041	65,000	65,625

				498,217

Telecommunication Services: 0.66%

Diversified Telecommunication Services: 0.36%
Hutchison Whampoa International Limited††	5.75	09/11/2019	100,000	106,790
Telemar Norte Leste SAU††	5.50	10/23/2020	190,000	187,625

				294,415

Wireless Telecommunication Services: 0.30%
America Movil SAB SA	5.00	10/16/2019	146,000	152,446
Telefonica Moviles Chile††	2.88	11/09/2015	100,000	98,224

				250,670

Utilities: 0.70%

Electric Utilities: 0.70%
Electricite de France SA††	4.60	01/27/2020	70,000	72,713
Hydro Quebec	2.00	06/30/2016	245,000	241,707

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Korea Hydro & Nuclear Power Company Limited††	3.13%	09/16/2015	$100,000	$98,942
PPL WEM Holdings plc††	3.90	05/01/2016	95,000	97,487
PPL WEM Holdings plc††	5.38	05/01/2021	70,000	72,516

				583,365

Total Yankee Corporate Bonds and Notes (Cost $5,169,804)				5,229,169

Yankee Government Bonds: 0.99%
Republic of Chile	3.88	08/05/2020	170,000	171,020
Republic of Hungary	6.38	03/29/2021	169,000	178,295
State of Qatar††	4.00	01/20/2015	230,000	240,925
United Mexican States	5.13	01/15/2020	97,000	104,760
United Mexican States	6.05	01/11/2040	112,000	119,168

Total Yankee Government Bonds (Cost $798,558)				814,168

Short-Term Investments: 6.10%

Corporate Bonds and Notes: 0.59%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	247,102	103,388
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	680,604	381,138

				484,526

	Yield		Shares

Investment Companies: 5.51%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)(o)	0.04		3,821,765	3,821,765
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.14		739,168	739,168

				4,560,933

Total Short-Term Investments (Cost $4,794,086)				5,045,459

Total Investments in Securities
(Cost $98,554,179)*	120.45%	99,646,021
Other Assets and Liabilities, Net	(20.45)	(16,917,854)

Total Net Assets	100.00%	$82,728,167

	Interest Rate		Principal

Schedule of TBA Sale Commitments: (6.46%)
FNMA%%	3.50	06/25/2040	$(1,000,000)	(956,250)
FNMA%%	5.00	08/25/2036	(900,000)	(953,719)
FNMA%%	5.00	07/25/2036	(2,200,000)	(2,337,500)
FNMA%%	6.00	08/25/2036	(300,000)	(329,532)
FNMA%%	6.00	09/25/2036	(700,000)	(767,703)

Total Schedule of TBA Sale Commitments (Proceeds Received $(5,357,836))				(5,344,704)

22	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of Investments—June 30, 2011 (Unaudited)

%%	Security issued on a when-issued (TBA) basis.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(i)	Illiquid security.

(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate. The total cost of affiliated investments is $4,789,024.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c) (7) of the 1940 Act.

*	Cost for federal income tax purposes is $98,591,020 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation	$1,419,643
Gross unrealized depreciation	(364,642)

Net unrealized appreciation	$1,055,001

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2011 (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	23

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$94,856,189
In affiliated securities, at value	4,789,832

Total investments, at value (see cost below)	99,646,021
Receivable for investments sold	28,682,847
Principal paydown receivable	33,574
Receivable for Fund shares sold	154,157
Receivable for interest	482,191
Receivable for securities lending income	350
Prepaid expenses and other assets	590

Total assets	128,999,730

Liabilities
Payable for investments purchased	39,743,703
Payable for Fund shares redeemed	83,082
Payable upon receipt of securities loaned	972,321
TBA sale commitments, at value (see proceeds received below)	5,344,704
Advisory fee payable	27,644
Distribution fees payable	17,068
Due to other related parties	8,874
Accrued expenses and other liabilities	74,167

Total liabilities	46,271,563

Total net assets	$82,728,167

NET ASSETS CONSIST OF
Paid-in capital	$84,350,524
Overdistributed net investment income	(265,030)
Accumulated net realized losses on investments	(2,462,301)
Net unrealized gains on investments	1,104,974

Total net assets	$82,728,167

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$82,728,167
Shares outstanding – Class 2	7,813,700
Net asset value per share – Class 2	$10.59

Total investments, at cost	$98,554,179

Securities on loan, at value	$952,888

Proceeds received from TBA sale commitments	$5,357,836

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Total Return Bond Fund	Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)

Investment income
Interest	$1,281,532
Income from affiliated securities	8,613

Total investment income	1,290,145

Expenses
Advisory fee	163,564
Administration fees
Fund level	20,445
Class 2	32,713
Distribution fees – Class 2	102,227
Custody and accounting fees	1,533
Professional fees	14,494
Shareholder report expenses	10,000
Trustees’ fees and expenses	7,004
Other fees and expenses	7,386

Total expenses	359,366

Net investment income	930,779

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,547,020
TBA sale commitments	(68,021)

Net realized gains (losses) on investments	1,478,999

Net change in unrealized gains (losses) on:
Unaffiliated securities	167,681
Affiliated securities	(3,308)
TBA sale commitments	22,546

Net change in unrealized gains (losses) on investments	186,919

Net realized and unrealized gains (losses) on investments	1,665,918

Net increase in net assets resulting from operations	$2,596,697

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage VT Total Return Bond Fund	25

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010

Operations
Net investment income		$930,779			$2,351,700
Net realized gains on investments		1,478,999			5,025,162
Net change in unrealized gains (losses) on investments		186,919			(1,720,127)

Net increase in net assets resulting from operations		2,596,697			5,656,735

Distributions to shareholders from
Net investment income – Class 2		(1,237,547)			(2,911,613)[1]
Net realized gains – Class 2		0			(1,599,718)[1]

Total distributions to shareholders		(1,237,547)			(4,511,331)

	Shares		Shares

Capital share transactions
Proceeds from shares sold – Class 2	418,881	4,434,969	1,128,306	[1]	11,845,200 [1]
Reinvestment of distributions – Class 2	119,128	1,237,547	430,547	[1]	4,523,836 [1]
Payment for shares redeemed – Class 2	(926,294)	(9,719,082)	(5,530,492)[1]		(58,415,579)[1]
Net asset value of shares issued in acquisition – Class 2	0	0	2,976,311		31,182,320

Net decrease in net assets resulting from capital share transactions		(4,046,566)			(10,864,223)

Total decrease in net assets		(2,687,416)			(9,718,819)

Net assets
Beginning of period		85,415,583			95,134,402

End of period		$82,728,167			$85,415,583

Undistributed (overdistributed) net investment income		$(265,030)			$41,738

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Total Return Bond Fund	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income
Class 2
January 1, 2011 to June 30, 2011 (Unaudited)	$10.41	0.12	0.22	(0.16)
January 1, 2010 to December 31, 2010[3]	$10.34	0.29	0.43	(0.36)
January 1, 2009 to December 31, 2009[3]	$9.70	0.42	0.72	(0.46)
January 1, 2008 to December 31, 2008[3]	$9.94	0.44	(0.21)	(0.47)
January 1, 2007 to December 31, 2007[3]	$9.81	0.45	0.13	(0.45)
January 1, 2006 to December 31, 2006[3]	$9.86	0.43	(0.05)	(0.43)

1.	Returns for periods of less than one year are not annualized.

2.	Calculated based upon average shares outstanding.

3.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage VT Total Return Bond Fund	27

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses	Net Expenses	Total Return[1]

0.00	$10.59	2.28%	0.87%	0.87%	3.26%	418%	$82,728
(0.29)	$10.41	2.76%	0.91%	0.86%	7.04%	838%	$85,416
(0.04)	$10.34	4.07%	1.20%	0.85%	11.99%	580%	$95,134
0.00	$9.70	4.55%	1.19%	0.90%	2.39%	692%	$93,610
0.00	$9.94	4.58%	0.94%	0.90%	6.08%	580%	$129,098
0.00	$9.81	4.36%	0.95%	0.90%	3.92%	662%	$116,449

28	Wells Fargo Advantage VT Total Return Bond Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	29

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

30	Wells Fargo Advantage VT Total Return Bond Fund	Notes to Financial Statements (Unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of December 31, 2010, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $6,658,604 with $1,963,738 expiring in 2015, and $4,694,866 expiring in 2016.

As of December 31,2010, the Fund had $153,046 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	31

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$51,721,636	772,641	$52,494,277
Asset-backed securities	0	6,240,706	0	6,240,706
Corporate bonds and notes	0	12,100,072	0	12,100,072
Municipal bonds and notes	0	934,117	0	934,117
Non-agency mortgage backed securities	0	8,738,754	0	8,738,754
U.S. Treasury securities	8,049,299	0	0	8,049,299
Yankee corporate bonds and notes	0	5,229,169	0	5,229,169
Yankee government bonds	0	814,168	0	814,168
Short-term investments
Corporate bonds and notes	0	0	484,526	484,526
Investment companies	3,821,765	739,168	0	4,560,933
	$11,871,064	$86,517,790	$1,257,167	$99,646,021

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

As of June 30, 2011, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA sale commitments	$0	$(5,344,704)	$	$(5,344,704)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency securities	Mortgage-backed securities	Corporate bond and notes	Total
Balance as of December 31, 2010	$603,883	$272,078	$553,059	$1,429,020
Accrued discounts (premiums)	4	(14)	0	(10)
Realized gains (losses)	0	8,156	0	8,156
Change in unrealized gains (losses)	(3,992)	(5,454)	62,189	52,743
Purchases	776,441	107,227	0	883,668
Sales	(603,695)	(381,993)	(130,722)	(1,116,410)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of June 30, 2011	$772,641	$0	$484,526	$1,257,167
Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$(3,803)	$0	$3,015	$(788)

32	Wells Fargo Advantage VT Total Return Bond Fund	Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended June 30, 2011, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and, for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six month ended June 30, 2011 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$326,900,123	$51,345,066	$321,595,530	$56,422,401

6. ACQUISITION

Effective at the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Core Bond Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The Fund renamed its existing single class share as Class 2. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen VA Core Bond Fund for 2,976,311 shares of the Fund valued at $31,182,320 at an exchange ratio of 0.83 for Class 2 shares. Shareholders holding Class 2 shares of Evergreen VA Core Bond Fund received Class 2 shares of the Fund in the reorganization. The investment portfolio of Evergreen VA Core Bond Fund with a fair value of $31,099,786, identified cost of $30,533,822 and unrealized gains of $565,964 at July 16, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen VA Core Bond Fund and the Fund immediately prior to the acquisition were $31,182,320 and $58,161,686, respectively. The aggregate net assets of the Fund immediately after the acquisition were $89,344,006. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen VA Core Bond Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	33

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2010 would have been:

Net investment income	$2,883,307
Net realized and unrealized gains (losses) on investments	$3,976,870
Net increase in net assets resulting from operations	$6,860,177

7. BORROWING

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata.

For the six months ended June 30, 2011, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of June 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

10. SUBSEQUENT DISTRIBUTIONS

On July 14, 2011, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 13, 2011. The per share amounts payable on July 15, 2011, were as follows:

	Short-term Capital Gains	Long-term Capital Gains
Class 2	$0.33533	$0.09089

These distributions are not reflected in the accompanying financial statements.

34	Wells Fargo Advantage VT Total Return Bond Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	35

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Variable Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Funds Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

36	Wells Fargo Advantage VT Total Return Bond Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	37

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for VT Total Return Bond Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the

38	Wells Fargo Advantage VT Total Return Bond Fund	Other Information (Unaudited)

“Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was lower than the median performance of the Universe for the one-year period. The Board further noted that the performance of the Fund was higher than the median performance of the Universe for all the other periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was lower than the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	39

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

40	Wells Fargo Advantage VT Total Return Bond Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204054 08-11 SVT9/SAR146 6-11

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 26, 2011

By:
/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: August 26, 2011